Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
November 30, 2024
LIG-NPRT1-0125
1.873111.116
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	28,952,000	29,077,536
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	22,457,000	22,583,747
TOTAL BAILIWICK OF JERSEY		51,661,283
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	8,092,900	8,204,759
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	12,323,216	12,443,251
TOTAL CANADA		20,648,010
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	15,020,000	15,070,858
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	25,958,000	26,020,247
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	56,239,000	56,297,545
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	27,167,000	27,212,124
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	39,309,000	39,454,404
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	32,133,000	32,177,890
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	18,644,000	18,671,052
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	24,631,000	24,744,549
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	42,880,000	42,943,548
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	37,984,000	38,049,067
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	21,905,000	21,938,361
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	32,719,000	32,854,653
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	40,974,000	41,021,817
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	3,527,029	3,530,154
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	33,779,000	33,915,906
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	19,756,000	19,785,199
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	26,444,000	26,444,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	32,995,000	33,029,315
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	32,158,000	32,195,110
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	35,800,000	35,856,600
Dryden 70 Clo Ltd Series 2018-70X Class A1, CME Term SOFR 3 month Index + 1.4316%, 6.0789% 1/16/2032 (b)(c)(e)	304,898	305,672
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	22,130,000	22,184,219
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	28,334,000	28,514,998
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	26,822,000	26,931,461
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	16,803,000	16,830,372
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	7,800,000	7,813,627
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	26,302,000	26,413,126
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	37,869,000	38,057,739
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	36,883,000	37,067,009
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	20,757,000	20,812,483
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	8,911,541	8,465,964
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	22,628,000	22,670,586
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	10,710,000	10,756,192
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	30,000,000	30,042,180
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	17,772,000	17,896,120
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	38,620,000	38,677,698
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	36,551,000	36,576,549
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	24,703,000	24,765,746
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	7,927,000	7,939,858
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	39,908,000	40,116,998
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(f)	15,750,000	15,750,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	31,864,000	31,940,952
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	26,894,000	26,894,807
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	33,543,000	33,678,312
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	19,289,066	19,330,807
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	25,542,000	25,683,247
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	42,834,000	42,955,606
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	28,787,000	28,787,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	23,091,000	23,094,787
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(f)	9,939,000	9,939,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(f)	15,466,000	15,466,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	13,185,000	13,208,390
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	19,005,682	17,599,832
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	46,460,000	46,591,528
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	12,702,000	12,702,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	42,692,000	42,748,823
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	44,162,000	44,245,510
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	22,556,000	22,746,621
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	4,212,962	4,216,198
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	33,142,082	33,188,746
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	18,865,598	18,141,159
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	24,855,329	23,612,563
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	2,720,000	2,024,412
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	11,307,000	11,328,291
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	44,263,000	44,389,991
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,674,315,578
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	13,756,000	13,813,775
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	21,260,000	21,399,232
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	28,071,000	28,102,075
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	28,926,000	29,062,328
TOTAL MULTI-NATIONAL		78,563,635
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	19,395,609	19,723,643
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	17,654,165	17,952,747
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	10,427,652	7,898,859
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	1,129,697	1,095,778
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	18,683,190	17,936,550
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	5,909,968	3,547,054
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	18,066,158	16,783,179
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	41,991,334	38,381,549
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	6,200,000	6,241,182
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	5,125,486	5,142,687
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	24,948,049	25,068,823
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	9,150,000	9,150,741
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	16,840,000	16,961,459
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	5,969,032	5,730,326
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	996,762	847,112
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 month Index + 1.2395%, 5.8272% 2/25/2035 (b)(c)	8,501	8,498
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	33,084,000	33,122,642
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	35,197,150	32,115,305
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(g)	18,246,931	18,209,708
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	6,274,000	6,358,945
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	15,337,000	15,631,378
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	5,884,919	5,546,635
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	18,470,586	16,993,543
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	11,988,233	8,511,907
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	4,079,075	3,903,759
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	39,364,000	39,381,714
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	6,136,679	6,048,839
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	9,500,000	9,598,628
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	7,656,362	7,665,093
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	29,580,765	28,702,968
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	2,686,163	2,593,080
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	6,607,000	6,633,021
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	4,574,680	4,592,749
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,812,000	6,916,844
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	7,600,000	7,610,515
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	14,100,000	14,146,840
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	27,328,000	27,489,399
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	20,669,148	21,034,016
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	11,000,000	11,094,853
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	10,874,000	11,082,479
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(f)	24,517,000	24,517,000
Ford Credit Auto Owner Trust Series 2018-1 Class A, 3.19% 7/15/2031 (d)	7,300,000	7,285,105
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	9,900,000	9,595,183
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	52,066,000	52,300,427
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	7,077,000	7,111,587
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	19,865,000	19,937,777
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	25,065,000	25,069,211
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	9,744,702	9,354,914
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	10,100,000	10,218,517
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (d)	70,687	70,718
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	13,000,000	12,938,284
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	16,000,000	16,138,622
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (b)(c)	94,325	93,615
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	5,521,874	5,573,068
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	27,012,900	25,042,703
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	25,866,750	24,834,954
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	23,114,325	21,334,591
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	10,294,060	10,290,001
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	7,740,549	7,557,319
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	20,185,096	18,974,193
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	2,304,030	1,844,629
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	34,963,000	34,860,845
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	12,544,000	12,107,797
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	9,591,000	8,773,802
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	16,000,000	16,198,963
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	3,325,326	3,333,761
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	23,407,000	24,171,173
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	44,896,000	45,610,349
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	26,690,000	27,103,823
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	32,242,000	31,872,133
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	33,618,000	33,065,270
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	15,901,000	15,711,438
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (b)(c)	78,494	80,560
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	16,431,000	16,491,537
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (d)	8,146,619	8,157,450
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	20,000,000	20,135,916
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	5,015,234	5,024,258
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	950,627	932,374
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	13,927,220	13,935,138
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	4,000,000	4,002,400
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	7,147,000	7,080,031
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	15,100,000	15,258,502
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	18,100,000	18,143,248
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	13,366,253	14,031,341
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	17,581,000	17,587,273
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	8,696,000	8,752,433
TOTAL UNITED STATES		1,249,959,280
TOTAL ASSET-BACKED SECURITIES (Cost $3,108,568,244)		3,088,961,561

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,301,116
KeyBank NA/Cleveland OH 6.95% 2/1/2028	3,200,000	3,339,682
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	44,609,420

TOTAL BANK NOTES (Cost $58,916,433)		63,250,218

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)	999,377	993,981
UNITED STATES - 1.9%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	15,935,424	15,794,748
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	5,650,841	5,579,722
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	7,249,653	7,052,108
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	6,278,787	6,163,282
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(l)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)	236,904	228,681
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)	31,661	31,299
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	99,267	100,707
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	105,776	106,004
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	134,757	137,048
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	102,602	103,834
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	134,494	136,378
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	54,787	55,373
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	18,874	19,489
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	61,991	63,565
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	12,570	12,613
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	22,698	22,904
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	24,471	24,678
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	29,482	29,732
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	11,524	11,548
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (b)(h)	47,164	1,140
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (b)(h)	462,398	52,926
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (b)(h)	25,995	2,660
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (i)(j)	66,616	57,010
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	18,341	18,338
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (b)(h)	605,922	43,722
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	1,839,482	1,846,425
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (b)(c)	13,472	13,809
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	812,460	819,681
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	230,336	233,116
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (b)(h)	344,838	33,070
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (b)(h)	224,570	22,096
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (i)	297,149	261,452
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (i)	451,188	379,972
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (i)	46,645	37,601
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (b)(h)	119,092	12,862
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (b)(c)	102,791	124,552
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	143,266	175,016
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	32,658	35,911
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	1,566,209	1,558,296
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	3,255,364	3,216,537
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	529,119	544,717
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	1,150,938	1,112,332
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	12,342	152
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	756,897	20,777
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	1,621,790	1,491,304
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	2,028,205	1,860,375
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	17,942	217
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 7/25/2042 (b)(c)	11,653,541	11,554,783
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(h)	25,698	124
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	142,332	1,248
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(h)	404,427	42,968
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	2,172,714	330,218
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	3,217,154	3,030,487
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	1,294,442	195,333
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	16,823,018	15,083,562
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	4,234,653	3,826,828
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 5.3485% 12/25/2049 (b)(c)	6,233,890	6,131,939
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	2,317,317	1,902,315
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	2,452,566	2,026,519
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	2,606,375	2,153,609
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	3,802,239	3,159,909
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	2,174,020	1,894,398
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	16,034,770	13,995,585
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	10,461,185	9,137,296
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	3,524,620	3,054,319
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	3,412,425	3,098,000
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	4,705,071	4,287,777
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	3,891,745	3,598,978
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	6,736,642	6,175,626
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	5,439,706	5,027,718
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	5,941,120	5,537,330
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	2,181,734	1,969,245
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	5,915,022	5,731,287
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	15,588,370	13,706,423
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	40,402,379	35,279,620
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	12,449,146	11,902,309
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	2,552,455	2,221,574
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	2,822,228	2,720,062
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	13,045,376	11,496,403
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	4,853,539	4,399,136
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	15,460,003	13,795,441
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	11,935,287	9,489,892
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	14,268	14,606
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (i)	143,134	117,852
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (i)	223,403	184,964
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	1,153,716	51,265
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,835,202	6,827,448
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	11,004,142	10,256,823
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	8,905,198	8,718,540
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,193,363	4,710,569
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	115,948	17,356
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	108,641	16,451
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	75,866	14,093
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	46,342	7,324
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	70,752	12,364
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	41,691	7,580
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	463,701	76,618
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	3,075	3,104
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	33,935	34,419
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	98,347	99,881
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	4,922,011	4,761,748
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,334,836	2,906,641
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,029,300	1,762,974
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,403,332	2,969,482
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,780,556	3,978,893
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	56,942	57,725
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	370,453	375,710
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	24,508	24,883
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	59,105	60,188
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	105,205	106,684
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	12,014	12,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	67,650	68,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	38,141	38,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	35,299	35,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	342,471	349,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.2799% 11/15/2031 (b)(h)	4,390	195
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	8,898	8,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	13,057	13,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	12,274	12,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	20,692	20,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	7,412	7,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	93,908	96,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	123,248	124,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	236,720	242,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (h)	3,122	489
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	634,503	637,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	142,548	145,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,765,033	1,808,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	1,008,492	1,033,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	1,163,838	1,184,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	3,834	3,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	525,594	526,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (i)	54,272	52,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (b)(h)	155,191	13,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (i)(j)	542,379	439,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (i)	81,335	69,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (i)	294,229	240,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (i)	325,212	267,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	509,536	527,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,551,603	1,577,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (b)(h)	729,617	62,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	166,067	169,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (b)(h)	473,140	52,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	560,631	546,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	229,086	229,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,296,048	2,302,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	372,594	367,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (h)	4,443	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,480,363	1,365,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	649,479	44,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	5,121	26
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	10,073	99
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	999,807	41,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	1,145,600	1,124,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	3,163,090	3,013,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,290,211	2,066,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,498,495	2,042,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	8,110,463	6,977,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,521,937	2,195,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	7,632,969	7,213,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	2,206,305	1,946,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	2,117,888	1,848,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,803,619	2,328,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	2,262,687	1,989,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,774,133	3,134,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,722,151	3,059,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	14,531,583	12,600,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,379,755	2,924,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,673,388	10,955,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,306,070	1,997,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	8,361,714	7,254,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,536,888	2,254,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,776,895	14,647,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,703,604	2,347,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,822,583	5,061,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,532,408	2,247,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,871,372	4,234,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,976,069	2,555,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,871,388	4,234,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,922,039	1,708,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	8,620,144	7,720,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	11,706,564	10,758,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,620,763	2,370,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	10,504,292	9,527,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,062,860	1,834,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	4,003,083	3,597,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	6,350,065	5,861,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,565,023	3,329,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	9,180,334	8,511,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,968,921	3,949,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	9,265,220	9,146,677
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	127,937	130,222
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	11,703	11,896
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	2,669	2,718
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,144	1,159
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	19,163	19,459
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (i)	164,655	133,687
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(k)	927,554	925,005
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(k)	296,890	295,753
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(k)	650,580	648,124
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(k)	576,080	575,279
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(k)	589,970	589,015
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(k)	735,494	734,014
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(k)	642,593	641,745
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(k)	731,264	729,969
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(k)	601,963	601,085
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(k)	718,883	718,243
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.521% 9/20/2061 (b)(c)(k)	139,269	139,176
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(k)	721,614	721,534
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(k)	949,353	950,411
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(k)	435,158	435,712
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(k)	844,326	844,600
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(k)	389,565	389,432
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(k)	24,507	24,479
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 5.491% 10/20/2062 (b)(c)(k)	116,811	116,669
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 5.331% 3/20/2063 (b)(c)(k)	172,346	171,822
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(k)	401,312	401,266
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(k)	658,672	658,539
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(k)	543,801	543,039
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.251% 5/20/2063 (b)(c)(k)	21,179	20,961
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	38,447	37,189
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 5.171% 4/20/2063 (b)(c)(k)	26,602	26,347
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.41% 5/20/2066 (b)(c)(k)	104,922	104,308
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(k)	6,197	6,152
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	2,407,208	2,163,217
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(k)	1,878,971	1,867,545
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	810,234	798,088
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (b)(h)	172,816	11,073
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (b)(h)	165,253	13,910
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 11.8502% 6/16/2037 (b)(c)	5,700	6,441
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (b)(h)	301,479	29,310
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	1,111,029	1,053,945
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,812,560	4,642,205
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,064,485	1,025,805
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(k)	1,173,991	1,172,921
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	79,126	4,064
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (h)	35,837	4,710
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(h)	461,321	42,925
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 8/20/2042 (b)(c)	173,925	171,139
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	2,386,595	2,328,923
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	8,348,451	7,587,847
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	3,105,352	2,846,762
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	5,261,924	4,764,210
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	4,273,312	3,883,725
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,966,007	3,650,754
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	8,264,568	7,396,854
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	4,552,409	4,082,513
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,614,072	3,265,972
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	518,375	475,833
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	4,189,307	3,880,504
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 1/20/2049 (b)(c)	4,460,734	4,423,400
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (b)(c)	1,735,779	1,703,570
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (b)(c)	3,429,706	3,379,118
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2527% 5/20/2065 (b)(k)	357,984	351,571
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	5,105,931	4,914,959
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,934,022	4,603,632
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	9,876,341	9,130,284
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	13,299,595	12,950,783
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	3,746,791	3,432,618
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	6,094,607	5,662,996
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,903,392	1,867,067
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,870,540	1,807,401
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	4,644,662	4,617,347
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	10,546,290	9,932,392
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (d)	7,826,926	7,163,685
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,370,294	3,270,197
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	12,166,782	11,663,076
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	3,916,548	3,711,342
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	1,797,896	1,785,442
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)	3,248	3,002
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (b)(c)	75,826	72,533
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	15,320,530	14,339,279
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.413% 9/25/2033 (b)	9,848	9,876
TOTAL UNITED STATES		691,413,050
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $698,996,709)		692,407,031

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	22,568,000	20,762,560
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	5,065,000	4,318,018
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)	2,095,000	1,503,301
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	21,620,641	21,532,982
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	4,083,798	4,050,684
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	2,915,703	2,908,414
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	965,000	930,690
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	5,300,000	5,121,507
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	773,885	738,228
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	24,262,839
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,300,000	2,196,107
BANK Series 2020-BN25 Class XB, 0.5292% 1/15/2063 (b)(h)	27,800,000	552,998
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (b)(h)	14,463,160	668,576
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.3022% 11/25/2035 (b)(c)(d)	11,077	10,776
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.2872% 1/25/2036 (b)(c)(d)	26,699	25,507
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.3772% 1/25/2036 (b)(c)(d)	8,613	8,195
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 12/25/2036 (b)(c)(d)	57,767	54,050
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 3/25/2037 (b)(c)(d)	14,130	13,384
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 5.1072% 7/25/2037 (b)(c)(d)	47,946	44,620
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 5.1822% 7/25/2037 (b)(c)(d)	44,943	41,357
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 5.2572% 7/25/2037 (b)(c)(d)	15,338	14,316
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 5.1372% 7/25/2037 (b)(c)(d)	15,949	14,989
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 5.1672% 7/25/2037 (b)(c)(d)	8,461	7,762
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 5.2122% 7/25/2037 (b)(c)(d)	9,060	8,221
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 5.2572% 7/25/2037 (b)(c)(d)	14,527	13,071
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.4522% 7/25/2037 (b)(c)(d)	22,913	20,698
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.6022% 7/25/2037 (b)(c)(d)(l)	13,896	15,051
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,876,422
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,500,000	2,445,317
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	47,867,626
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,347,299
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	22,951,552
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (b)(h)	136,188,096	3,204,983
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	3,384,905	3,241,232
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5341% 3/15/2053 (b)(h)	134,381,573	5,610,820
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	15,198,000	15,207,499
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	4,100,000	4,239,295
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	19,969,000	19,993,961
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	9,859,000	9,865,162
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	6,971,000	6,971,000
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	82,074,000	82,484,370
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	21,804,000	21,926,648
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	15,288,935	15,145,601
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	16,075,000	15,894,156
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	10,627,000	10,480,879
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	11,156,000	10,974,715
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	43,844,000	43,638,977
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	6,559,000	6,507,882
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	8,779,000	8,696,896
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	8,523,000	8,427,347
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	29,632,000	29,502,665
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	31,811,529	31,831,411
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	40,806,427	40,755,509
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	14,240,840	14,191,978
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	12,295,343	12,253,157
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	12,295,343	12,241,651
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)(l)	18,047,200	18,109,237
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	3,989,919	3,992,411
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	2,161,109	2,163,134
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	40,953,981	41,081,963
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	76,850,963	77,067,106
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	2,800,000	2,799,166
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	14,203,152	14,176,522
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	9,525,207	9,534,129
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	16,215,893	16,220,961
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	3,658,937	3,658,937
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	3,063,865	3,063,865
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	50,964,723	51,028,001
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	8,123,038	8,125,576
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	6,743,546	6,747,760
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	34,712,400	34,820,877
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	4,343,910	4,343,906
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	13,129,660	13,125,532
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	17,430,248	17,424,797
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	1,571,673	1,539,669
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	52,201,228	49,187,442
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,566,844
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,644,705	4,462,129
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (b)(h)	2,497,991	9,205
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (b)(h)	2,029,178	17,313
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1607% 8/10/2056 (b)(h)	13,747,335	484,089
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (b)(h)	154,681	1
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,610,117
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,721,262
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	5,180,972	5,000,033
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	6,955,000	7,095,108
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	59,745,457	59,521,412
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	19,103,225	19,115,165
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	10,879,777	10,889,977
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	8,021,298	8,038,844
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	16,075,400	16,120,612
Fannie Mae Guaranteed REMICS Series 2018-M10 Class A2, 3.4668% 7/25/2028 (b)	859,517	830,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	7,223,022	7,199,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	2,877,187	2,845,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	18,073,000	17,519,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	1,675,000	1,634,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	3,500,000	3,388,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K090 Class A2, 3.422% 2/25/2029	7,504,618	7,210,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	11,200,000	10,793,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,862,116	3,773,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	18,862,756	18,270,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	6,192,671	5,650,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	3,400,000	3,227,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,800,000	4,782,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	1,800,000	1,854,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	20,000,000	20,608,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	36,000,000	37,237,748
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,692,046	1,672,462
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (b)(h)	1,205,986	6,769
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,295,486
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)	4,621,820	4,576,710
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,457,121
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	4,100,000	3,961,908
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	26,417,000	26,218,873
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	4,084,000	4,025,828
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	3,365,000	3,310,814
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	37,020,000	37,158,732
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,849,967	1,820,659
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	4,245,522	4,117,235
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,322,112
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	894,120
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	11,968,000	11,184,991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	4,047,000	3,211,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	6,993,000	5,171,847
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)	1,280,000	22,165
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	54,000,000	52,683,750
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	37,495,000	35,752,030
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	21,010,000	19,854,450
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	18,672,000	17,253,981
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	26,726,244	26,392,166
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	7,652,952	7,552,507
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	4,815,118	4,745,901
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	6,698,019	6,584,989
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	5,851,744	5,683,507
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (b)(h)	1,401,392	4,976
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	5,210,000	5,000,885
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.507% 8/15/2033 (b)(c)(d)	236,691	193,142
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	10,886,988
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 12/15/2036 (b)(c)(d)	34,300,000	28,022,050
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (b)(h)	41,801,256	2,024,146
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	17,211,748	17,373,031
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	10,370,525	10,447,877
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	10,413,000	10,232,708
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	5,415,000	5,307,838
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	43,172,697	43,140,767
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	22,258,544	22,188,986
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	13,824,756	13,773,632
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	9,085,414	9,062,701
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (b)(h)	1,679,280	42,150
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	2,995,364
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	30,230,000	24,567,640
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,800,000	1,434,642
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	57,900,000	1,208,407
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4, 3.166% 2/15/2048	7,106,865	7,080,850
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (b)(h)	1,229,526	5,485
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	2,600,000	2,499,103
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0012% 12/15/2050 (b)(h)	2,406,336	51,537
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (b)(h)	11,164,902	242,688
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,787,094	1,728,207
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	25,318,000	24,858,349
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	5,900,000	5,909,957
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	14,200,000	14,224,393
TOTAL UNITED STATES		1,853,748,661
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,900,270,427)		1,853,748,661

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	14,315,000	13,138,486
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	9,380,000	7,571,419
TOTAL SAUDI ARABIA		20,709,905
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,548,311)		20,709,905

Non-Convertible Corporate Bonds - 24.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	14,950,000	13,910,827
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	11,585,000	10,609,157
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	19,562,588

TOTAL AUSTRALIA		44,082,572
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,288,828
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	17,424,782
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,123,026
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,103,615
		37,940,251
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,187,904
TOTAL CANADA		47,128,155
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	40,110,000	39,512,932
BPCE SA 4.875% 4/1/2026 (d)	3,984,000	3,966,328
Societe Generale SA 1.488% 12/14/2026 (b)(d)	51,731,000	49,790,970
Societe Generale SA 3.337% 1/21/2033 (b)(d)	21,000,000	18,210,685
Societe Generale SA 4.25% 4/14/2025 (d)	3,837,000	3,813,574

TOTAL FRANCE		115,294,489
GERMANY - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG 4.5% 4/1/2025	70,869,000	70,644,396
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,360,000	8,105,720
Deutsche Bank AG/New York NY 4.1% 1/13/2026	4,496,000	4,452,902
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,685,631
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	36,542,429
		141,431,078
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	46,388,000	45,988,589
TOTAL GERMANY		187,419,667
IRELAND - 0.7%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	19,562,872
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,015,028
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	22,930,000	20,346,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	16,892,000	16,796,514
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	72,687,463
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	19,270,000	19,418,275
		168,826,750
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	8,740,000	8,623,755
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	25,641,000	25,324,490
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	30,919,000	32,092,417
		66,040,662
TOTAL IRELAND		234,867,412
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	81,601,000	81,860,297
MEXICO - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos Mexicanos 4.5% 1/23/2026	20,014,000	19,413,580
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	31,800,186
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	9,319,842
Petroleos Mexicanos 6.49% 1/23/2027	38,273,000	37,562,731
Petroleos Mexicanos 6.5% 3/13/2027	37,289,000	36,380,267
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	71,588,019
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	68,171,434
Petroleos Mexicanos 6.84% 1/23/2030	35,198,000	32,580,149
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	14,121,693
Petroleos Mexicanos 7.69% 1/23/2050	124,733,000	97,692,134

TOTAL MEXICO		418,630,035
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	42,555,000	42,275,690
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	4,882,840	5,104,131
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)	31,236,000	29,479,734
UBS Group AG 3.091% 5/14/2032 (b)(d)	15,102,000	13,400,668
UBS Group AG 3.75% 3/26/2025	31,994,000	31,875,256
UBS Group AG 3.869% 1/12/2029 (b)(d)	19,608,000	19,013,468
UBS Group AG 4.125% 9/24/2025 (d)	27,816,000	27,672,538
UBS Group AG 4.194% 4/1/2031 (b)(d)	52,365,000	50,255,057
UBS Group AG 4.55% 4/17/2026	1,588,000	1,585,106
		173,281,827
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	4,000,000	3,971,080
TOTAL SWITZERLAND		177,252,907
UNITED KINGDOM - 1.2%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 6.421% 8/2/2033	15,947,000	17,201,157
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	2,664,000	2,650,348
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	16,185,000	16,664,094
Reynolds American Inc 4.45% 6/12/2025	7,893,000	7,877,798
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,789,818
Reynolds American Inc 5.85% 8/15/2045	50,684,000	50,114,187
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,446,655
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,696,213
		130,440,270
Financials - 0.8%
Banks - 0.8%
Barclays PLC 2.852% 5/7/2026 (b)	42,733,000	42,324,251
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	12,826,261
Barclays PLC 4.836% 5/9/2028	3,148,000	3,115,338
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	44,294,232
Barclays PLC 5.2% 5/12/2026	41,312,000	41,348,160
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	34,747,192
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	39,783,045
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	23,785,784
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,883,526
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	9,974,320
		273,082,109
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	11,875,000	11,108,957
TOTAL UNITED KINGDOM		414,631,336
UNITED STATES - 19.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	8,942,000	7,369,062
AT&T Inc 3.8% 12/1/2057	74,998,000	55,193,538
AT&T Inc 4.3% 2/15/2030	15,664,000	15,352,227
AT&T Inc 4.75% 5/15/2046	20,994,000	19,088,801
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	26,531,038
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,686,895
Verizon Communications Inc 4.78% 2/15/2035 (d)	37,359,000	36,426,829
Verizon Communications Inc 5.012% 4/15/2049	705,000	685,421
		177,333,811
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	14,668,183
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,563,389
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,969,000	9,116,235
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,413,399
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	20,975,000	17,759,938
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	57,987,105
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	8,326,724
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,413,872
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,124,303
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	26,013,000	25,573,387
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,828,000	13,447,652
Discovery Communications LLC 3.625% 5/15/2030	18,602,000	16,824,380
Discovery Communications LLC 4.125% 5/15/2029	1,045,000	987,763
Time Warner Cable LLC 4.5% 9/15/2042	21,984,000	17,180,522
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,795,361
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,461,503
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	50,296,409
Time Warner Cable LLC 6.75% 6/15/2039	13,940,000	14,109,548
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	34,005,307
Warnermedia Holdings Inc 3.755% 3/15/2027	22,043,000	21,348,843
Warnermedia Holdings Inc 4.054% 3/15/2029	6,595,000	6,238,636
Warnermedia Holdings Inc 4.279% 3/15/2032	30,761,000	27,757,975
Warnermedia Holdings Inc 5.05% 3/15/2042	15,981,000	13,502,129
Warnermedia Holdings Inc 5.141% 3/15/2052	67,439,000	54,211,210
		468,113,773
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	31,857,910
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	44,991,309
		76,849,219
TOTAL COMMUNICATION SERVICES		722,296,803

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	19,911,109
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	8,966,239
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,942,337
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,000,950
AutoZone Inc 4% 4/15/2030	28,926,000	27,868,347
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,321,116
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,795,413
Lowe's Cos Inc 4.45% 4/1/2062	44,060,000	36,326,018
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,244,479
		87,556,323
TOTAL CONSUMER DISCRETIONARY		119,376,008

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp 5.95% 4/1/2030	19,674,000	20,704,565
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	21,849,751
Altria Group Inc 4.5% 5/2/2043	17,568,000	15,089,595
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,811,160
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,418,100
		48,168,606
TOTAL CONSUMER STAPLES		68,873,171

Energy - 2.1%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	315,000	311,985
Halliburton Co 4.85% 11/15/2035	11,266,000	11,053,748
		11,365,733
Oil, Gas & Consumable Fuels - 2.1%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	4,934,000	5,138,076
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	13,297,000	14,015,806
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	3,976,000	4,288,517
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	7,158,000	7,915,025
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	4,285,000	4,811,181
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,406,882
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	7,882,000	8,248,308
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	2,991,000	3,230,507
Energy Transfer LP 3.75% 5/15/2030	34,654,000	32,698,660
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,678,338
Energy Transfer LP 5% 5/15/2050	37,928,000	33,831,730
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,206,370
Energy Transfer LP 5.4% 10/1/2047	7,311,000	6,878,348
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,803,065
Energy Transfer LP 6% 6/15/2048	8,178,000	8,282,411
Energy Transfer LP 6.25% 4/15/2049	7,585,000	7,946,805
Hess Corp 5.6% 2/15/2041	13,347,000	13,624,902
Hess Corp 5.8% 4/1/2047	19,267,000	20,054,306
Hess Corp 7.125% 3/15/2033	5,555,000	6,307,290
Hess Corp 7.3% 8/15/2031	7,267,000	8,254,957
Hess Corp 7.875% 10/1/2029	2,497,000	2,829,816
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,518,992
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	32,280,865
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,790,716
MPLX LP 2.65% 8/15/2030	10,000,000	8,869,848
MPLX LP 4.8% 2/15/2029	5,907,000	5,907,551
MPLX LP 4.875% 12/1/2024	15,019,000	15,019,000
MPLX LP 4.95% 9/1/2032	30,643,000	30,231,227
MPLX LP 5.5% 2/15/2049	17,721,000	17,124,190
Occidental Petroleum Corp 5.55% 3/15/2026	28,220,000	28,368,409
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	25,815,595
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	56,821,623
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	45,250,254
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,000,770
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,346,507
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,245,845
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,261,195
Phillips 66 3.85% 4/9/2025	3,215,000	3,201,834
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,173,616
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	41,901,892
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,029,592
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,900,895
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,237,379
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	18,332,003
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	52,026,663
Williams Cos Inc/The 3.9% 1/15/2025	6,023,000	6,014,524
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	31,149,908
Williams Cos Inc/The 5.3% 8/15/2052	7,262,000	7,012,024
		744,284,217
TOTAL ENERGY		755,649,950

Financials - 8.1%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	35,690,005
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	18,397,704
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	31,323,494
Bank of America Corp 4% 1/22/2025	14,494,000	14,474,117
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,668,570
Bank of America Corp 4.25% 10/22/2026	45,120,000	44,714,269
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	153,098,247
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	19,296,631
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	13,696,972
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,643,943
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,562,336
Citigroup Inc 4.4% 6/10/2025	29,307,000	29,229,351
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	56,103,870
Citigroup Inc 4.45% 9/29/2027	48,296,000	47,779,010
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,055,129
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,566,889
Citigroup Inc 5.3% 5/6/2044	5,127,000	5,069,001
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	26,616,170
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	50,044,926
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	20,887,013
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	18,470,777
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	152,074,225
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	38,734,271
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,093,394
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	28,029,862
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	33,712,800
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	45,512,277
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	76,021,596
Wells Fargo & Co 5.013% 4/4/2051 (b)	87,446,000	83,091,021
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	27,970,211
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	38,956,928
		1,176,585,009
Capital Markets - 1.9%
Ares Capital Corp 3.875% 1/15/2026	65,900,000	65,009,061
Athene Global Funding 5.339% 1/15/2027 (d)	51,492,000	51,956,858
Athene Global Funding 5.583% 1/9/2029 (d)	25,932,000	26,456,009
Blackstone Private Credit Fund 4.7% 3/24/2025	80,609,000	80,409,454
Blackstone Private Credit Fund 7.05% 9/29/2025	38,296,000	38,897,446
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	43,199,979
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	34,917,638
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	55,054,721
Goldman Sachs Group Inc/The 4.25% 10/21/2025	32,884,000	32,718,794
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	35,243,368
Moody's Corp 3.25% 1/15/2028	12,370,000	11,934,522
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	18,395,631
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	51,443,165
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,388,146
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	93,260,347
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	21,824,988
		684,110,127
Consumer Finance - 1.2%
Ally Financial Inc 4.625% 3/30/2025	10,429,000	10,408,984
Ally Financial Inc 5.8% 5/1/2025	27,438,000	27,489,527
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,909,959
Ally Financial Inc 8% 11/1/2031	22,726,000	25,540,589
Capital One Financial Corp 2.636% 3/3/2026 (b)	24,182,000	24,032,958
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	33,442,884
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	70,324,477
Capital One Financial Corp 3.8% 1/31/2028	34,796,000	33,707,957
Capital One Financial Corp 4.985% 7/24/2026 (b)	30,637,000	30,627,555
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	39,722,120
Discover Financial Services 3.75% 3/4/2025	20,000,000	19,931,419
Discover Financial Services 4.1% 2/9/2027	1,920,000	1,894,380
Discover Financial Services 4.5% 1/30/2026	25,399,000	25,287,096
Synchrony Financial 3.95% 12/1/2027	42,034,000	40,590,019
Synchrony Financial 5.15% 3/19/2029	19,798,000	19,642,183
		441,552,107
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	10,416,000	10,363,735
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	34,486,644
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,060,391
Corebridge Financial Inc 3.9% 4/5/2032	17,347,000	16,103,076
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,416,400
Corebridge Financial Inc 4.4% 4/5/2052	11,669,000	9,791,607
Corebridge Global Funding 5.9% 9/19/2028 (d)	20,514,000	21,269,641
Equitable Holdings Inc 4.572% 2/15/2029 (d)	8,015,000	7,865,056
Jackson Financial Inc 3.125% 11/23/2031	3,876,000	3,359,281
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,412,813
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,871,663
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	46,350,000	44,009,881
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	51,930,000	44,159,933
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	19,632,000	17,494,766
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	16,760,000	16,799,202
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	6,359,000	6,408,082
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	25,066,000	25,553,260
Pine Street Trust II 5.568% 2/15/2049 (d)	31,271,000	30,446,939
		337,872,370
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	58,620,000	53,003,134
Hartford Financial Services Group Inc/The 2.8% 8/19/2029	6,834,000	6,272,985
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	17,650,000	17,434,013
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,233,976
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	37,673,000	26,024,081
Prudential Financial Inc 5.375% 5/15/2045 (b)	28,973,000	28,912,956
Unum Group 3.875% 11/5/2025	25,368,000	25,125,153
Unum Group 4% 6/15/2029	24,228,000	23,534,169
Unum Group 5.75% 8/15/2042	41,569,000	42,056,489
		243,596,956
TOTAL FINANCIALS		2,883,716,569

Health Care - 1.3%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030	16,718,000	17,092,308
Amgen Inc 5.25% 3/2/2033	18,873,000	19,179,550
Amgen Inc 5.6% 3/2/2043	17,930,000	18,199,437
Amgen Inc 5.65% 3/2/2053	8,913,000	9,091,244
Amgen Inc 5.75% 3/2/2063	16,243,000	16,536,180
		80,098,719
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	39,489,036
Centene Corp 2.625% 8/1/2031	20,375,000	17,028,470
Centene Corp 3.375% 2/15/2030	21,905,000	19,729,263
Centene Corp 4.25% 12/15/2027	25,155,000	24,325,081
Centene Corp 4.625% 12/15/2029	39,085,000	37,473,878
Cigna Group/The 3.05% 10/15/2027	17,500,000	16,817,191
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,400,170
CVS Health Corp 3% 8/15/2026	3,494,000	3,387,766
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,529,283
CVS Health Corp 4.78% 3/25/2038	33,481,000	30,412,032
CVS Health Corp 5% 1/30/2029	14,082,000	14,120,842
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,788,028
HCA Inc 3.5% 9/1/2030	15,777,000	14,552,925
HCA Inc 3.625% 3/15/2032	4,163,000	3,753,057
HCA Inc 5.625% 9/1/2028	19,767,000	20,186,610
HCA Inc 5.875% 2/1/2029	21,543,000	22,162,791
Humana Inc 3.7% 3/23/2029	13,384,000	12,756,824
Sabra Health Care LP 3.2% 12/1/2031	48,562,000	42,512,724
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,278,756
		364,704,727
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,525,558
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	22,684,200
		30,209,758
TOTAL HEALTH CARE		475,013,204

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	21,360,790
Boeing Co 5.705% 5/1/2040	15,530,000	15,058,023
Boeing Co 5.805% 5/1/2050	36,500,000	34,899,543
Boeing Co 5.93% 5/1/2060	15,530,000	14,683,103
Boeing Co 6.259% 5/1/2027 (d)	3,461,000	3,546,632
Boeing Co 6.298% 5/1/2029 (d)	9,888,000	10,299,067
Boeing Co 6.388% 5/1/2031 (d)	7,489,000	7,888,494
Boeing Co 6.528% 5/1/2034 (d)	8,015,000	8,522,310
Boeing Co 6.858% 5/1/2054 (d)	12,066,000	13,104,023
Boeing Co 7.008% 5/1/2064 (d)	11,387,000	12,399,281
		141,761,266
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,417,306
Carrier Global Corp 6.2% 3/15/2054	2,000,000	2,235,478
		5,652,784
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	33,735,000	33,443,462
TOTAL INDUSTRIALS		180,857,512

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,718,353
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,327,594
		24,045,947
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)	8,829,000	8,115,050
Broadcom Inc 2.45% 2/15/2031 (d)	75,132,000	65,530,095
Broadcom Inc 2.6% 2/15/2033 (d)	75,132,000	62,943,829
Broadcom Inc 3.5% 2/15/2041 (d)	60,671,000	48,565,591
		185,154,565
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	35,590,000	34,215,646
Oracle Corp 2.3% 3/25/2028	56,229,000	52,313,277
		86,528,923
TOTAL INFORMATION TECHNOLOGY		295,729,435

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028	17,220,000	17,829,753
Celanese US Holdings LLC 6.8% 11/15/2030	17,466,000	18,393,077
Celanese US Holdings LLC 6.95% 11/15/2033	10,208,000	10,918,434
		47,141,264
Real Estate - 3.1%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,507,468
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,194,552
Store Capital LLC 2.75% 11/18/2030	10,084,000	8,740,307
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,455,407
VICI Properties LP 4.375% 5/15/2025	4,156,000	4,138,716
VICI Properties LP 4.75% 2/15/2028	32,852,000	32,659,119
VICI Properties LP 4.95% 2/15/2030	42,556,000	42,077,175
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,597,506
Vornado Realty LP 2.15% 6/1/2026	10,254,000	9,768,733
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,728,501
		134,867,484
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,633,306
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	6,797,421
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,636,535
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,073,622
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,405,101
Omega Healthcare Investors Inc 3.25% 4/15/2033	34,179,000	29,362,766
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	30,916,235
Omega Healthcare Investors Inc 4.5% 1/15/2025	14,849,000	14,828,627
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	73,224,902
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,318,591
Omega Healthcare Investors Inc 5.25% 1/15/2026	31,863,000	31,905,582
Ventas Realty LP 3% 1/15/2030	43,597,000	39,838,487
Ventas Realty LP 3.5% 2/1/2025	8,762,000	8,734,302
Ventas Realty LP 4% 3/1/2028	12,591,000	12,324,305
Ventas Realty LP 4.125% 1/15/2026	8,982,000	8,912,606
Ventas Realty LP 4.75% 11/15/2030	53,358,000	52,982,813
		382,895,201
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,208,715
Prologis LP 3.25% 6/30/2026	318,000	312,118
		8,520,833
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,064,637
Boston Properties LP 4.5% 12/1/2028	20,395,000	19,976,214
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,944,585
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,615,846
COPT Defense Properties LP 2.75% 4/15/2031	6,692,000	5,758,445
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	34,494,239
		111,853,966
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	23,379,469
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	28,894,058
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,276,713
CBRE Services Inc 2.5% 4/1/2031	30,503,000	26,470,308
CBRE Services Inc 4.875% 3/1/2026	4,233,000	4,231,271
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,017,471
Tanger Properties LP 3.125% 9/1/2026	16,163,000	15,631,121
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,461,757
		161,362,168
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,478,642
American Homes 4 Rent LP 3.625% 4/15/2032	15,949,000	14,509,317
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,064,125
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	7,874,028
Sun Communities Operating LP 2.7% 7/15/2031	23,304,000	19,969,181
		67,895,293
Retail REITs - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/2025	22,346,000	22,287,185
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	25,327,696
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,314,914
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,335,828
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,797,908
Kite Realty Group Trust 4% 3/15/2025	32,398,000	32,289,123
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	50,441,349
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,694,000	5,850,528
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,760,939
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,331,472
Realty Income Corp 3.25% 1/15/2031	5,362,000	4,912,247
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,045,679
Retail Opportunity Investments Partnership LP 4% 12/15/2024	5,977,000	5,973,192
Simon Property Group LP 2.45% 9/13/2029	8,537,000	7,743,022
Simon Property Group LP 3.375% 12/1/2027	17,457,000	16,957,963
		246,369,045
TOTAL REAL ESTATE		1,113,763,990

Utilities - 1.1%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	29,699,554
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	17,624,919
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,164,396
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	7,078,000	6,158,224
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	24,917,000	21,160,800
Entergy Corp 2.8% 6/15/2030	15,246,000	13,787,744
Exelon Corp 3.35% 3/15/2032	8,906,000	8,047,244
Exelon Corp 4.05% 4/15/2030	9,268,000	8,924,390
		118,567,271
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	9,656,000	8,184,204
AES Corp/The 3.3% 7/15/2025 (d)	45,861,000	45,305,334
AES Corp/The 3.95% 7/15/2030 (d)	66,879,000	62,283,737
		115,773,275
Multi-Utilities - 0.5%
NiSource Inc 2.95% 9/1/2029	47,860,000	44,234,148
NiSource Inc 3.6% 5/1/2030	21,965,000	20,736,660
NiSource Inc 5.8% 2/1/2042	11,523,000	11,641,454
NiSource Inc 5.95% 6/15/2041	17,565,000	18,418,439
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,045,878
Puget Energy Inc 4.224% 3/15/2032	30,357,000	28,246,508
Sempra 6% 10/15/2039	1,481,000	1,560,743
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (b)(c)	14,096,000	14,105,769
		155,989,599
TOTAL UTILITIES		390,330,145

TOTAL UNITED STATES		7,052,748,051
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,304,889,271)		8,821,294,742

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.5655% (b)(c)(m) (Cost $6,901,082)	6,962,000	7,001,813

U.S. Government Agency - Mortgage Securities - 30.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 30.3%
Fannie Mae 3.5% 12/1/2036	4,106,068	3,894,136
Fannie Mae 3.5% 5/1/2036	3,106,279	2,950,803
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	27,034	27,445
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	58,943	59,950
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	42,695	43,423
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.301%, 7.11% 12/1/2033 (b)(c)	147,292	149,612
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	55,288	56,316
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.966% 5/1/2035 (b)(c)	9,433	9,605
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	13,902,033	12,221,430
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,617,641	1,338,679
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	32,384,238	24,745,205
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,322,783	8,195,761
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,838,447	7,769,976
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	289,542	254,539
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,884,562	4,306,284
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	197,958	174,027
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,583,525	1,310,446
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	33,050,034	27,257,605
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	200,734	176,468
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	9,604,658	8,443,561
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,609,257	1,331,741
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	428,472	376,674
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	421,155	370,242
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,525,037	3,978,010
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,647,508	1,363,395
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,136,129	19,970,946
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	551,315	483,288
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	545,253	477,975
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	175,458	153,808
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,679,484	1,389,857
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,987,558	2,282,830
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,670,714	4,971,011
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	569,970	499,642
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	10,554,941	8,065,163
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	297,569	260,852
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	591,613	517,136
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	610,080	533,278
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,011,589	782,768
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,781,341	7,474,046
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	421,442	368,387
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	270,081	206,372
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	605,740	529,484
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	68,896	52,795
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	759,112	580,047
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	13,614,086	12,002,328
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	626,347	547,497
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	5,220,910	3,989,363
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	35,225,062	26,915,914
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	33,431,127	27,140,446
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	745,316	601,810
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	6,529,471	5,892,809
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	1,421,226	1,217,752
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,976	16,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	13,205,812	11,183,099
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,428,453	6,892,529
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,895,957	17,061,948
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	27,743,952	22,558,097
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,456	13,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	9,552,416	8,134,065
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	7,648,892	6,513,177
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	6,013,167	4,877,921
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,859,092	16,947,107
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,898,090	26,831,077
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	91,717	73,714
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,561,879	2,069,407
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	11,952,874	10,787,400
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	2,642,543	2,374,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,886,031	4,178,871
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,697,779	5,728,404
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,907,448	1,636,746
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,266,750	1,026,408
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,730,320	4,675,334
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,898,162	8,041,827
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,164,803	11,490,582
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,484,487	3,643,451
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,846,398	17,749,250
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	6,810,665	6,593,265
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,503,926	14,079,195
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,569,636	2,082,097
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,800	11,992
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	93,842	76,038
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,344,811	9,160,443
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	368,820	300,342
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,174,265	1,854,826
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	19,104,033	16,159,989
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	163,499	132,479
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,696,117	3,812,457
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,652,510	3,771,239
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,143,638	3,349,692
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	269,460	217,409
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,583,382	4,483,911
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	5,596,957	5,035,480
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,739,640	1,495,471
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,608,410	1,373,612
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	11,545,733	9,394,839
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,920,216	6,759,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	34,292,055	30,980,530
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	633,385	572,220
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	2,539,732	2,292,093
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,269,002	1,090,097
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	14,739,519	13,316,149
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,189,930	5,299,859
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,999,889	7,680,452
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,986,190	4,874,744
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,234,508	1,814,044
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,145,627	931,489
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	111,614	90,124
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	381,774	308,266
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	12,720,350	10,791,870
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	11,073,374	9,003,557
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	559,194	449,602
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	182,384	146,640
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	217,318	174,728
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,701,870	2,561,346
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	15,539,028	14,365,018
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,549,098	5,537,042
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,277,222	2,752,346
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	23,594	22,399
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,776,460	2,633,345
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,276,866	1,212,214
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	49,081	46,323
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	2,122,905	1,943,448
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	6,162,460	5,418,136
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	40,776,275	34,729,818
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,580,838	19,841,007
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,743,972	1,654,842
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	27,041	25,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	12,907	12,218
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	9,556,299	8,801,449
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	5,234,383	4,652,863
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,405,603	2,994,261
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,185,836	1,044,830
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	26,277,206	22,068,683
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	32,639,006	27,666,577
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	11,121,326	9,406,181
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,575,509	7,252,983
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,819,617	4,568,977
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	181,474	172,365
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,348	7,885
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	15,126,785	13,931,924
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	272,200	228,605
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,367,777	18,918,191
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,802,037	10,843,694
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,415,762	12,219,575
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	42,461	35,846
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,638,534	1,519,859
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	4,922,015	4,563,988
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	3,128,891	2,902,274
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,532,241	1,453,917
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,417,263	3,021,599
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	451,416	378,835
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,068,071	948,411
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,919,418	1,704,379
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	408,157	345,721
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	98,923	94,595
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,698,096	2,560,137
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,194,800	2,814,911
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	111,866	94,229
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,283,880	1,221,790
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	780,329	692,906
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,719,204	1,514,775
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,712,954	1,521,046
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,152,455	1,899,200
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	186,685	164,370
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	498,687	441,103
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	162,368	138,038
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,883,915	7,483,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,774,187	15,937,479
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,606,422	12,399,447
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	32,698,379	27,604,504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,913,567	2,459,681
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	859,044	721,460
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	17,199,115	14,648,767
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	28,352,033	24,103,589
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,626,456	1,545,548
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	94,239	89,503
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	442,959	408,247
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	5,075,594	4,506,957
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	6,471,748	5,702,201
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,198,049	1,936,682
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,755,061	1,551,305
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	13,578,669	11,548,200
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	24,626,272	20,974,598
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,025,298	974,324
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,760,101	1,674,150
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	8,753,939	8,117,179
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	10,480,326	9,214,474
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,488,277	1,252,242
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,036,890	8,463,897
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,648,409	8,136,299
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,375,429	10,435,937
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	209,990	199,260
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	44,626	42,345
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	12,763,558	10,870,931
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	498,801	419,693
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	23,579	22,511
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,748,723	7,361,756
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	772,429	734,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	3,208,252	3,010,155
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	476,121	431,500
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	78,512	71,167
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,889	56,099
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,372	57,461
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,673	62,187
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	100,091	90,603
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	258,334	235,573
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	355,352	321,677
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	94,353	85,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	87,231	79,667
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	80,970	73,372
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	507,892	460,787
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	578,898	524,262
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	415,117	375,420
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	200,149	182,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	119,798	108,499
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,176	5,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	121,776	110,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	117,637	106,484
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,723	5,227
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,712	27,692
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,474,123	4,056,638
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,679	41,564
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	135,558	122,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	14,538,828	12,773,327
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	345,620	302,138
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	193,704	170,000
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	104,212	94,480
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,871	6,245
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,086	4,626
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	94,878	84,395
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,575,212	1,408,541
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	227,864	199,767
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,568,397	1,376,471
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	327,334	312,931
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,941,564	1,870,529
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	2,180,178	2,052,374
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	371,153	349,396
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,935	11,688
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	29,951	27,190
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	249,781	226,862
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,883	22,558
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	71,604	65,017
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,326,192	2,109,738
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	77,560	70,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,299	3,876
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	69,833	63,639
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	68,493	62,851
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	161,944	144,101
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	2,036,074	1,820,640
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,973,382	1,764,581
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,843,714	2,501,946
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,270,120	1,113,503
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,611,200	7,581,657
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,430,795	7,422,822
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	395,399	347,013
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,234,102	9,912,034
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,299	8,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,988,821	4,789,782
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	739,971	710,189
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,051,910	2,902,361
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	10,581,998	10,053,538
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	842,152	800,885
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	283,132	259,456
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,270,752	1,154,564
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,582	17,749
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	229,881	208,439
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	42,473	38,496
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	213,792	193,851
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,185	15,571
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,490	24,919
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	558,663	506,548
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	306,833	278,139
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	220,390	199,146
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	228,389	206,382
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	214,081	193,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	90,211	82,293
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,317	4,796
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,891	4,428
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	59,193	53,598
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,109	24,730
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	43,624	39,686
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	18,705	16,855
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,492	3,106
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	98,120	87,309
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	26,180,896	23,034,384
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,739,086	1,526,272
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,330,871	2,932,637
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,875,380	4,298,582
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,412,813	3,301,415
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	1,338,812	1,290,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	3,051,960	2,863,513
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,718,776	1,612,648
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	660,320	597,917
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	783,080	711,062
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	591,720	535,206
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,911,501	1,732,968
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,563,372	3,225,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,259,485	1,140,862
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	260,772	236,059
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,087	40,731
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	392,382	356,265
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,046	12,753
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,022	10,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,036	13,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	307,334	278,611
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,955	11,709
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,609	16,783
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,473	1,366
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,073	40,906
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	27,109	24,548
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,486,464	1,346,940
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	42,389	37,613
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,868	5,189
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	9,726,396	8,612,154
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	269,393	236,680
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,262,004	1,110,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (n)(o)	26,100,284	22,963,460
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,006,312	885,370
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	9,494,511	8,353,428
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,949,762	7,854,571
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,325,280	1,270,131
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	66,800	63,072
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	4,089,831	3,837,300
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	4,284,184	4,019,653
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,713	6,082
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	285,894	258,971
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	44,307	40,093
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,835	12,519
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,203	11,937
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	61,318	55,540
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	1,086,603	985,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	36,912	33,511
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	19,534	17,555
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	98,431	88,170
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	248,428	222,530
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	131,206	116,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	722,004	645,610
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,390,326	2,095,578
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	5,931	5,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	709,286	642,649
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	41,721	37,750
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,752	9,738
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,437	9,453
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,097	19,061
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	227,460	204,317
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	17,961,951	15,904,256
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	6,668	6,354
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,731,881	2,473,380
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,940	23,478
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,425,887	3,101,793
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,697	18,725
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	178,481	161,510
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,153	35,270
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	50,278	45,387
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	53,301	48,484
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	95,749	86,353
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,333	12,059
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	96,500	87,344
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,103	25,455
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,479,441	1,324,291
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	123,339	110,520
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	68,663	62,063
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	645,431	577,543
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,631,059	2,329,649
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	6,115	5,390
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,747	24,980
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,706	34,987
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	142,882	129,332
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,894	6,246
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,569,799	2,326,528
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	95,289	85,385
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	130,246	116,017
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	341,193	299,014
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	11,773,415	10,373,162
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	467,784	412,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	3,924,745	3,752,310
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	3,904,359	3,766,016
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	143,696	135,407
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	321,552	300,893
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	11,567	10,483
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	618,632	561,747
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	19,223	17,346
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,908	16,220
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	610,917	552,178
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	505,161	452,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	567,757	508,748
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,239,237	2,001,607
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	18,514	16,555
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	174,036	155,023
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	16,319,249	14,439,541
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	19,866	17,417
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	517,248	453,467
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	166,820	159,601
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	487,254	447,423
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	15,709	14,192
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	804,505	727,188
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	181,266	163,789
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,597	6,857
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	560,538	506,916
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	536,055	479,001
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,215,623	2,878,397
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	101,322	90,697
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	336,990	301,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	39,163	34,848
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	34,035,752	30,126,031
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,221,938	1,950,732
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,752,010	5,965,849
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	546,387	522,926
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	8,141,909	7,819,892
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	119,516	107,904
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	94,882	85,700
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	327,162	295,812
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	2,099,446	1,901,840
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,497,251	10,230,443
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,843,124	8,758,574
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	6,735	6,224
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	32,151	29,677
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	20,960	19,396
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,923	1,804
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,712	3,486
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	10,731	10,027
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	39,976	37,375
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	242,297	226,602
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,103,221	1,030,301
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	9,134	8,429
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	5,932	5,474
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,137,437	1,049,582
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,905	6,352
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	4,054,654	3,760,481
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	513,677	468,222
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	1,036,897	948,383
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	15,877	14,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	77,382	72,607
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,488	1,394
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,354,412	1,264,620
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	236,097	220,590
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	67,529	62,961
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,378,101	4,088,885
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	381,902	356,601
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	999,026	937,795
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,887	7,394
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,156,088	1,068,599
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,948,853	3,664,824
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	27,350,091	24,946,992
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	188,907	171,231
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	946,928	920,973
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	266,081	247,771
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	235,284	219,423
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	77,959	72,761
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	159,980	148,912
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	33,468	31,233
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	160,577	148,425
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	144,926	135,181
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	13,934,989	13,500,783
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,930	2,751
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	34,893	32,796
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,983	15,864
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	4,063	3,806
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,589	2,423
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	37,353	35,085
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,926	2,736
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	127,513	118,890
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	336,249	314,353
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	4,287	3,976
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,909	11,049
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	88	88
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	505,302	466,273
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	972,244	897,149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,300,420	1,199,976
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,407,699	4,110,721
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,319,608	2,139,718
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	14,243,948	12,979,058
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,975,155	2,873,154
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	10,396	9,759
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,370	3,163
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	183,242	171,130
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	164,168	152,528
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	835,187	778,009
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	45,978	42,541
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,733	21,974
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	10,502,029	9,525,944
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	2,112,649	1,929,498
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,720,573	1,573,025
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	314,579	285,342
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	9,827	9,225
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	982,531	914,465
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	913,201	851,667
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	9,620,204	8,759,148
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,300,073	4,845,565
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	716,795	651,966
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	22,292	20,829
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	2,038,641	1,899,491
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	265,223	247,183
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,610,647	1,500,606
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	285,036	265,580
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	19,286	17,990
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	18,089	16,777
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,920,051	5,477,590
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	7,257,429	6,715,013
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	39,166,857	35,526,591
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	54,750	50,856
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,737,958	1,619,570
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	985,406	917,926
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	971,209	898,621
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	8,892,403	8,213,896
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	149,683	136,625
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	612,670	559,221
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	3,508	3,288
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	159,844	149,303
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	55,377	51,715
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,796	6,352
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	43,746	40,779
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,352,816	2,192,828
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	16,717	15,609
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	231,922	215,675
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	8,106	7,482
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	334,110	308,408
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	559,516	516,474
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	6,756,273	6,278,004
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,648,956	2,431,935
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,591,508	4,449,874
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,628	3,393
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	577,447	540,288
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	171,642	160,112
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,739,073	1,625,351
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	347,960	324,270
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,320,940	1,234,735
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,875	4,544
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	10,091	9,365
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,414,373	1,305,570
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	6,014,376	5,561,106
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	559,990	517,786
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2035	8,171,166	7,916,557
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	99,064	92,559
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	962,741	899,484
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	594,543	555,007
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	224,015	209,673
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	78,690	73,688
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,055,774	985,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,580	10,807
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	236,075	221,187
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,753	27,822
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,178,846	1,090,740
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	383,286	354,400
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,458,096	2,281,293
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	337,524	307,657
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	915,758	830,073
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,915	3,665
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	10,351	9,717
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	5,158	4,910
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,535	14,109
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	35,106	33,820
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	33,251	32,036
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	82,398	79,344
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,002	14,427
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	17,229	16,595
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	364,957	351,322
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	125,088	120,477
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	32,123	31,022
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,350,017	3,228,295
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	37,926	36,502
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	100,399	96,808
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,873	30,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	39,968	38,477
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,914	11,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,370	10,014
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,397	3,263
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	23,939	23,408
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	342,565	330,034
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	163,002	156,986
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	59,808	57,472
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	115,585	110,945
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,682,974	2,581,359
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	72,191	69,073
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,314	2,232
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	64,921	62,631
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,430	26,462
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	203,939	196,570
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	30,091	29,065
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	108,903	104,996
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,452	17,822
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,485	28,362
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	200,350	192,817
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,170,648	4,015,319
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	49,430	47,596
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	15,017	14,593
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	50,179	48,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	159,251	153,090
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	23,972	23,097
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	15,307	14,754
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	66,587	63,953
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	164,593	157,926
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,024,461	985,016
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,138,642	1,089,827
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	219,060	208,984
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	254,128	242,677
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	70,870	68,400
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,973	35,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	99,089	95,109
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,806	91,382
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,177	35,812
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,858	6,597
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	104,483	100,494
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,587	30,446
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	41,169	39,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,259,798	5,069,193
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,094	3,959
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,308	23,391
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,771	21,941
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,326	15,701
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,297	9,970
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,708	35,320
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,518	11,078
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	44,278	42,754
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,006	37,548
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,559	29,430
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,803	32,582
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,640	14,098
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,845	25,862
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,671	33,387
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,125	27,052
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,528	32,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,489	19,777
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,830	17,169
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	84,851	81,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,494,229	2,401,423
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	54,089	51,953
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	97,828	94,173
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,749	13,230
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	38,468	37,026
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,798,199	3,623,494
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	586,157	558,463
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,539	4,375
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	608,747	586,828
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,907	21,106
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,312	17,643
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	109,129	105,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,275	12,848
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,498	12,063
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,652	13,128
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	65,833	63,425
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	38,425	37,176
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,140	2,058
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,874	19,172
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,263	8,942
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	43,377	41,919
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,200	9,839
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,941	6,681
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	51,453	49,580
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	36,683	35,323
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	134,258	129,338
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,968	18,306
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	88,839	85,553
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	75,911	73,143
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	106,829	102,792
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	35,303	33,972
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	401,207	386,470
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	749,833	721,563
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	19,265	18,550
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	419,291	403,401
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	23,489	22,475
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	48,960	46,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,214,154	2,117,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	287,269	273,876
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	368,511	351,331
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	636,793	606,110
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,162	16,533
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	43,413	41,882
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,417	9,068
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,904	30,739
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	125,451	120,847
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	68,863	66,278
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,817,199	2,715,090
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	23,915	23,037
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,187	28,094
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	406,096	391,297
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,932	27,866
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	112,424	108,738
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,554	10,192
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	19,400	18,646
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	37,377	35,968
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	218,331	210,285
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,775	19,992
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	288,087	277,069
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	41,112	39,516
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	56,968	54,670
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	838,077	799,004
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	4,179,714	3,990,074
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	23,834	22,686
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	88,590	85,944
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,790	5,592
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,297	13,801
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	83,995	80,889
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,819	20,062
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	113,866	109,487
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	29,552	28,473
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	173,485	167,120
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,398	2,306
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	64,701	62,335
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,439	14,867
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	58,112	56,026
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	39,861	38,434
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	74,039	71,508
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	324,608	312,472
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	87,751	84,377
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	146,583	140,943
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,992	14,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,597	18,865
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	115,682	111,048
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	111,407	107,115
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	149,953	144,325
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	142,090	136,620
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	28,388	27,188
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,676	21,612
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	6,287,658	6,014,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	296,378	282,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,886,109	1,814,408
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	166,607	160,122
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	886,126	852,854
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,193,859	1,148,669
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	407,787	392,494
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	224,560	215,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	161,294	154,900
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,495	22,680
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,770	52,666
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	63,363	60,926
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	68,996	66,363
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,008	14,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	391,717	375,819
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,215	24,103
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,233	16,472
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	38,916	37,199
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	40,244,588	38,543,658
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	159,499	152,362
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	826,401	785,807
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	833,260	792,329
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,590,672	3,421,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,662,103	5,364,508
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	126,807	121,094
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,868,363	3,685,596
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,490,954	1,417,716
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	9,589	9,265
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,810	3,676
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	7,299	7,047
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	38,100	36,743
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	390,675	373,071
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	380,408	362,554
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,607	3,483
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	10,690	10,336
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	13,207	12,697
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	100,769	96,634
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	88,205	84,231
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	352,480	336,707
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	87,939	83,812
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	362,233	346,138
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	318,770	303,709
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	2,037,488	1,941,223
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	27,768	26,826
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	87,928	85,061
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,868	4,702
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	96,626	92,664
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	118,947	114,104
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	492,373	472,224
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	37,462	35,774
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,944	59,153
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	58,181	55,560
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	414,088	399,738
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	205,112	198,177
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	72,511	69,810
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	176,602	170,012
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	45,306	43,734
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	77,210	74,186
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	171,351	164,905
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,305	17,586
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,791	4,601
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	425,213	406,053
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	9,575	9,311
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	122,521	121,290
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	833	825
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	9,588	9,489
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	13,065	12,930
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	17,450	17,269
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	7,791	7,711
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,787	3,753
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	16,391	16,225
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	211,079	208,961
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	62,194	61,505
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	94,797	93,604
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	236,833	233,937
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	6,839	6,755
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	28,053	27,660
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,914	3,859
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	48,440	47,429
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	76,197	74,774
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	97,756	95,350
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	13,322	12,994
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	11,565	11,262
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	41,370	40,964
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	4,289	4,261
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	57,871	57,342
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	182,127	180,365
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	140,669	139,316
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	63,954	63,348
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	15,790	15,621
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	76,878	75,984
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	17,463	17,260
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	100,014	98,865
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	12,714	12,572
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	16,157	15,963
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	24,918	24,619
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,324,871	1,308,962
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	301,942	297,244
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	31,614	31,291
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	105,121	102,993
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	41,210	40,247
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	45,037	44,573
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	63,407	62,750
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	47,160	46,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	32,491	32,129
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	119,660	118,268
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,435	1,419
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	26,359	26,062
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	397,307	392,738
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	52,360	51,771
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,908	22,665
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	765,408	756,502
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	22,545	22,263
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,639	2,602
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	36,609	35,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,883	5,784
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,934,400	1,911,603
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	133,111	130,416
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	4,402	4,299
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	13,862	13,551
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	52,359	50,989
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	15,700,241	15,106,409
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	3,453	3,420
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	12,507	12,385
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,085	1,074
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,671	1,654
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	63,655	62,998
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,408	5,351
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	11,328	11,210
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	515	509
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	30,386	30,105
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	592	585
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	795,102	786,274
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	31,069	30,717
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	25,159	24,867
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	154,262	152,538
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	34,194	33,786
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,684	19,451
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	545,263	538,827
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,306	23,038
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	42,590	42,061
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	525,172	518,941
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	747,743	737,278
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,112	8,976
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,576	4,505
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	268,087	262,660
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	416,649	408,214
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,430,005	14,128,850
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,665,901	3,552,448
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	3,194	3,165
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	20,309	20,104
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	6,183	6,119
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	33,019	32,650
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	72,618	71,778
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,751	3,710
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,357	9,246
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	48,977	48,417
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	65,471	64,494
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,752,768	4,698,135
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	62,052	61,328
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	126,616	124,251
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,881	65,192
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	49,084	47,845
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	31,008	30,177
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	112,631	111,544
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	53,607	53,051
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	97,751	96,734
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	76,585	75,833
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	23,505	23,274
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,077,993	4,038,762
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,843	10,712
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,889	5,834
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	220,454	217,752
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,920	4,846
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	41,997	41,291
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	264,554	259,446
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	478,852	473,500
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,945,473	1,923,399
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	52,333	51,339
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	122,123	119,460
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	267,778	261,938
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	56,551	55,123
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,602	10,334
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	76,954	76,193
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	139,627	138,252
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	41,591	41,169
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	29,088	28,811
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	62,834	62,222
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	71,150	70,431
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	88,753	87,909
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	97,669	96,709
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,943,710	2,914,509
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	123,875	122,662
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	15,227	15,058
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,088	2,065
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	513,049	508,094
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,569	3,530
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,911	11,767
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	173,892	171,951
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	41,261	40,780
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,913	11,766
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	209,755	206,623
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	36,414	35,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	18,111	17,807
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	39,863	38,994
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	270,873	264,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	180,099	176,171
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	149,563	146,301
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	64,482	63,076
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,522	8,336
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	39,002	37,980
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,994	13,554
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	246	246
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	107,661	106,622
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	49,018	48,522
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	126,051	124,790
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	35,091	34,761
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,934	2,907
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	61,391	60,770
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	41,618	41,198
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	138,037	136,663
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	59,540	58,950
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	95,712	94,778
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	80,449	79,659
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,485	17,322
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	95,671	94,720
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,150	54,597
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,885	12,769
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	60,270	59,699
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,862	23,620
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	44,072	43,641
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	53,300	52,777
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	119,621	118,406
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	97,181	96,246
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,776	6,701
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,663,740	8,588,517
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	32,653	32,284
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	116,469	115,100
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	58,559	57,838
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	62,870	62,086
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	153,811	150,457
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	247,362	241,968
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	44,937	44,083
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	98,028	96,166
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	232,587	226,498
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	297	296
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	163,323	161,799
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	45,442	44,992
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	71,960	71,293
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,106	14,953
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	91,078	90,189
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	29,278	28,991
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	17,537	17,374
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	158,578	157,005
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	99,429	98,437
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	39,298	38,907
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	5,639	5,577
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,081,364	2,061,341
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	121,232	119,724
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	48,779	48,219
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	110,729	109,618
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	941,262	927,206
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	30,734	30,198
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	41,099	40,369
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	152,829	149,878
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	186,411	182,230
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	75,042	73,359
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	46,563	45,664
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	206,570	202,194
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,767,262	4,666,279
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	1,278	1,274
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	100,820	99,850
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	51,430	50,920
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	16,664	16,505
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	16,803	16,656
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	575	570
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,118	1,108
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,041,014	1,029,471
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	195,329	193,160
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,274	9,170
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,639	6,564
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	25,282	25,001
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	39,780	39,337
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	27,843	27,508
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	83,674	82,738
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	34,577	34,143
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	96,196	94,984
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,768	2,733
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	14,545	14,301
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	65,640	64,167
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	376,344	368,372
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,527	48,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,743	25,502
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	184,281	182,467
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	52,699	52,200
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,119	6,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	137,030	135,723
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,963	4,914
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	40,915	40,522
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,423	1,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	157,545	156,040
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,288	1,276
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	115,997	114,929
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	118,123	116,982
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	162,257	160,744
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	49,211	48,732
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	102,928	101,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	57,213	56,644
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	60,945	60,353
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,258	2,238
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	107,126	106,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	172,695	170,999
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	125,144	123,935
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,832	103,838
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	94,091	93,202
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	175,681	174,009
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	43,862	43,470
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	65,211	64,580
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	90,027	89,207
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,531	47,118
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	76,503	75,772
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	122,454	121,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,456	36,118
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,392	2,369
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,056	1,047
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,578	7,505
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	17,833	17,673
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	11,958	11,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,191	10,078
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,158	6,087
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,720,342	5,665,312
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	24,821	24,531
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,019	3,975
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	40,252	39,771
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	113,723	112,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	31,886	31,537
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	46,629	46,050
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	41,994	41,493
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,596	2,565
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,802,940	1,780,739
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,889	1,865
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,760	3,675
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,310,144	4,194,599
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,342	8,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	116,447	115,301
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,940	2,911
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	154,741	153,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	125,272	124,100
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	87,042	86,191
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	199,601	197,726
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	134,280	132,979
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	208,519	206,477
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	190,164	188,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	55,863	55,313
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	206,967	204,999
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,898	22,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,102	41,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	83,654	82,832
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,031	33,692
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	96,617	95,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	117,282	116,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	63,313	62,733
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	57,769	57,194
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	97,596	96,665
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	81,248	80,458
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	134,239	132,948
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	61,390	60,800
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	49,311	48,838
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,128	27,859
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	19,794	19,598
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	286,943	284,024
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	15,951	15,785
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	11,576	11,452
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,997	13,828
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	126,547	125,052
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	57,167	56,537
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	179,342	177,280
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	2,694,340	2,647,371
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	20,363	20,078
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	386,899	380,880
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	72,168	70,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,973	13,647
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	8,146,653	7,974,087
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,090	1,095
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	78,273	79,037
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	744,656	732,673
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	9,675,744	9,595,636
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,909,744	12,794,791
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	116,136	116,887
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	6,275,424	6,233,273
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,775,562	4,736,024
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,990,609	2,962,111
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	26,570,519	26,074,450
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	473,374	464,536
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	11,336,539	11,124,887
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	562,396	551,896
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,764,159	1,731,222
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	38,858,313	38,208,726
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,286,897	3,257,629
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	7,000,000	6,869,311
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	398,415	400,962
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	63,145	63,595
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	7,076,336	7,099,569
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	9,178	9,229
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,499	5,555
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	3,084	3,114
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	7,109	7,179
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	424,999	417,795
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	8,379,713	8,373,183
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	734,400	720,746
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	6,208	6,272
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,314,199	2,305,164
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,531,200	1,540,975
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	134,300	135,146
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	11,294	11,402
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,391	4,435
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	818,379	814,673
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	9,044	9,098
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,960	19,071
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	126,956	127,891
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	9,395	9,484
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,352	4,393
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,119	2,138
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,632	3,667
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	230	229
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	894,766	894,628
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	539,921	539,838
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	488,231	488,156
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	1,141,795	1,140,405
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	17,507,389	17,657,126
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	11,988,295	12,143,277
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	5,375,377	5,369,278
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	14,433,203	14,430,357
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	20,652,636	20,713,103
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,427,459	2,441,393
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	732,017	731,186
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	12,562,576	12,658,244
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	998,745	997,611
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	25,969,985	26,192,101
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,475,834	10,565,432
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,005,736	7,083,169
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	5,473,938	5,472,859
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	18,790,543	18,951,255
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	23,267,975	23,525,151
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,436,036	8,550,368
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	997,786	996,654
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	12,361,284	12,467,008
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,385,878	1,384,305
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,103,987	10,101,995
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	499,489	498,922
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	21,457	22,342
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,942	4,101
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	57,451	59,866
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	440,792	460,742
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	410,637	429,009
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	34,380	36,030
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	157,660	163,618
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	24,244	25,115
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	356	370
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,057	4,215
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,313	2,412
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,835	4,997
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,728	1,800
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,863	22,791
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,106	1,154
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	24,165	25,200
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,244	2,341
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	405,450	423,249
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,446,821	6,638,360
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	144,033	149,676
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,962	10,398
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,580	1,649
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,176	5,402
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	54,663	56,580
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,828	1,904
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	53,233	55,202
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	63,072	66,007
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	9,399,440	9,540,649
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	22,702,811	23,077,081
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,543,488	2,623,030
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	17,474,499	17,966,373
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,446,749	6,638,285
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	156,135	163,390
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	23,779,395	24,114,342
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	17,291	17,883
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	148,611	155,290
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	18,320	19,150
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,823,463	8,944,989
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,788	5,978
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	8,393	8,738
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	24,327	25,385
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	512,952	536,569
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,110,611	22,415,142
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	629	650
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	10,067	10,463
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	46,336	48,063
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	17,387	18,128
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	302	310
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	257,105	267,846
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,699,462	9,930,048
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	13,096,623	13,428,434
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	27,237,010	27,612,148
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	34,531	35,890
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,346	3,479
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	23,031	23,958
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	65,467	68,144
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	6,184	6,426
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,389	2,483
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,615	1,677
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	940	952
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	67,456	70,492
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,317,940	1,376,620
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	19,512,443	20,061,682
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,827,323	17,059,087
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,179,404	9,345,992
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,038	1,079
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	11,668	12,129
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	17,207	17,880
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	14,003	14,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,833	10,236
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	492	512
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	85,371	88,241
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	30,091,681	30,506,137
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	23,345	23,835
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	38,478	40,036
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	453	468
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	52,650	54,824
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	93,716	97,043
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	27,953	29,011
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,286	4,468
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,280	3,406
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,409	7,731
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	35,958	37,606
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	6,282,738	6,396,758
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	50,058,321	50,747,780
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,849,923	6,032,868
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	8,747	9,191
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,721	1,807
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,395	1,465
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	32,223	33,865
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	939	988
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	13,210,036	13,680,393
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	81,186	84,075
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	828,577	860,006
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	5,984	6,299
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,801	1,889
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,948	10,463
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,012,821	4,117,141
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	223	233
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,572	2,715
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	4,437	4,615
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	286	302
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	13,811,420	14,365,772
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	3,205	3,360
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	9,303,479	9,543,158
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	231,921	240,173
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	45,128	46,716
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,187	2,297
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	93,631	97,355
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,447,114	12,768,752
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	15,786,549	16,441,145
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	625	657
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	17,588	18,483
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,771	3,963
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	710,211	737,139
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	555,315	575,944
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	132,143	137,098
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,475	1,549
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	372	390
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	13,619,027	14,139,058
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	391,428	402,044
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	79	80
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	71	74
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	11,327	11,430
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	121	125
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	205	212
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	1,480	1,532
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	597	619
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	6	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	5,223	5,449
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	819	860
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	56	59
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	106	106
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	172	172
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	200	201
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	3,943	3,979
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	65	68
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	1,203	1,206
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	148	153
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	278	288
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	783	811
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	2,497	2,586
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	627	649
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	749	786
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	886	928
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,257	1,309
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,253	1,323
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	132	139
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	109	109
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	86	87
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	233	234
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	489	507
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	486	503
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	317	328
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	696	721
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	397	411
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	618	640
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,844	1,913
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	4,959	5,136
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	789	833
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2,385	2,410
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	226	226
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	16	17
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	197	200
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,812	1,897
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	6,137	6,355
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	814	856
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	410	425
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	110	110
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	140	145
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,659	1,718
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	2,264	2,345
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	951	984
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	6,434	6,663
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	2,224	2,303
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	158	164
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	4,569	4,731
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	1,111	1,157
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	313	331
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	7,434	7,837
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	260	269
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	64	66
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	133	138
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	264	274
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	130	134
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	65	67
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	29,072	30,455
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	831	868
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	322	338
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,633	1,715
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	4,191	4,410
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	3,068	3,080
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	276	285
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	72	75
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	311	322
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	10	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	804	841
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,437	1,513
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	134	141
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	2,120	2,232
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	34	35
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	177	183
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	155	160
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	126	126
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	249	258
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	18,146	18,790
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	52,364	54,224
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	297	311
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	175	184
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	40	41
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	248	261
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	2,344	2,454
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	6,170	6,495
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,078	1,134
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	66	65
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	8,233	8,525
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	5,420	5,612
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	1,160	1,201
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	30,283	31,904
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	797	838
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	166	175
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	651	684
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,872	5,088
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	11,477	11,884
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	58	61
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,033	4,251
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,347	1,419
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	1,272	1,275
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	8,534	8,837
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	173	179
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	637	660
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	4,048	4,191
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	561	586
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,401	1,466
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	3,453	3,622
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	941	985
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	367	386
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	3,116	3,284
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	11,267	12,035
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	21	21
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	493	494
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	232	232
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	33	33
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	57	57
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	51	52
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	6,422	6,480
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	4,589	4,752
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	946	979
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	818	847
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	337	349
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	905	937
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	167	173
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	2,854	2,955
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	322	337
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	2,767	2,865
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	65	68
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	377	394
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,589	2,730
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	10,226	10,768
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,143	3,284
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	40,394	42,556
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	80	80
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	161	161
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	214	214
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	99	100
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	6,833	6,900
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	80	83
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	802	830
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	2,724	2,821
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,814	1,879
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,590	1,647
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	426	442
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	10,558	10,933
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	908	941
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,020	1,063
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	463	485
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	11,480	11,976
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	7,671	8,089
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	157	159
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	105	106
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3,840	3,903
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2,194	2,217
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,354	1,389
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	215	218
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,048	2,095
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	173	176
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,254	1,288
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	4,003	4,101
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	311	320
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	293	300
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	393	404
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	671	690
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,599	3,687
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	156	159
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	180	183
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	410	421
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,225	1,259
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	999	1,023
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	261	268
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	124	126
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	186	190
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	596	615
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,143	1,191
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	8,015	8,387
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	127	129
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,125	1,149
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,904	1,945
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	15	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	2,209	2,269
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	196	202
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	252	257
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	844	864
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	198	203
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,360	1,378
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	324	332
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	1,731	1,758
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	565	589
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	185	192
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,801	2,937
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	192	196
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	872	896
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	1,118	1,151
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	2,333	2,394
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	822	856
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,754	3,962
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	359	359
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	1,530	1,559
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	1,209	1,234
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	211	217
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	410	422
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	569	586
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	189	198
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	3,988	4,147
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	2,365	2,492
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	4,237	4,256
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	2,391	2,464
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	5,259	5,374
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	2,028	2,070
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	442	468
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	490	494
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	1,100	1,131
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	128	132
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,540	2,705
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	465	494
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	237	241
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	367	374
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	4,144	4,238
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	384	391
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	69	71
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	365	376
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	1,480	1,541
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,387	1,468
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,124	1,195
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	186	188
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	1,569	1,589
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,942	1,983
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	547	558
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,663	2,746
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	348	369
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	529	563
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	162	172
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	117	124
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	98	104
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	107	107
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	978	998
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	193	197
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	517	529
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	751	766
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	774	797
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	480	501
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2032	151	160
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	205	209
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	631	646
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	93	96
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	492	507
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	83	86
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	483	496
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	88	91
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,784	2,902
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	120	125
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	624	645
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	942	989
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	48,094	49,433
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	7,009	7,457
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	1,040	1,042
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	85	86
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	708	720
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	322	329
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,178	1,204
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2,612	2,683
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	107	110
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	291	298
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	159	163
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	67	67
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	786	799
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	226	230
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	805	819
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	193	198
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	277	289
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,252	3,384
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,710	1,778
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	183	192
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,749	1,865
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	23,704	25,065
Fannie Mae Mortgage pass-thru certificates 8.5% 9/1/2025	11	10
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	4,801	5,100
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.365%, 6.999% 10/1/2035 (b)(c)	22,636	22,961
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	40,320	41,101
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	11,453	11,679
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	8,847	8,983
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	25,207	25,671
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	43,452	44,354
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.596%, 5.971% 3/1/2036 (b)(c)	1,908	1,952
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.608%, 7.436% 8/1/2035 (b)(c)	5,158	5,258
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	9,039	9,222
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	49,212	50,137
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	69,065	70,354
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	21,292	21,661
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	28,636	29,214
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.695%, 6.521% 7/1/2043 (b)(c)	39,925	40,966
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	238,998	244,485
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	76,812	78,972
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	30,196	30,837
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	126,842	129,704
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	163,598	168,199
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	73,560	75,309
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	25,545	26,263
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	2,064,006	2,118,941
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	72,589	74,482
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	107,182	109,890
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	141,467	144,955
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.825%, 6.298% 2/1/2035 (b)(c)	7,465	7,634
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	93,374	95,012
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.95%, 7.285% 9/1/2036 (b)(c)	39,404	40,378
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	43,632	44,760
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.475%, 6.711% 10/1/2033 (b)(c)	8,638	8,708
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	11,958	12,051
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(h)	5,997	6,028
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	17,900	18,058
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 3/1/2035 (b)(c)	14,479	14,610
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.08% 10/1/2033 (b)(c)	8,161	8,235
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	9,394	9,470
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	10,434	10,619
Freddie Mac Gold Pool 1.5% 1/1/2036	8,376,543	7,363,911
Freddie Mac Gold Pool 1.5% 1/1/2051	4,769,474	3,672,734
Freddie Mac Gold Pool 1.5% 1/1/2051	32,079,123	24,512,062
Freddie Mac Gold Pool 1.5% 11/1/2035	8,197,327	7,206,360
Freddie Mac Gold Pool 1.5% 11/1/2035	708,487	622,839
Freddie Mac Gold Pool 1.5% 11/1/2050	450,252	347,983
Freddie Mac Gold Pool 1.5% 12/1/2035	9,310,744	8,185,177
Freddie Mac Gold Pool 1.5% 12/1/2040	965,779	799,230
Freddie Mac Gold Pool 1.5% 12/1/2050	322,940	249,588
Freddie Mac Gold Pool 1.5% 12/1/2050	109,706	84,890
Freddie Mac Gold Pool 1.5% 2/1/2036	524,051	460,699
Freddie Mac Gold Pool 1.5% 2/1/2036	23,676,212	20,814,018
Freddie Mac Gold Pool 1.5% 2/1/2041	1,657,527	1,371,687
Freddie Mac Gold Pool 1.5% 2/1/2051	32,588,242	24,901,086
Freddie Mac Gold Pool 1.5% 3/1/2036	330,040	289,317
Freddie Mac Gold Pool 1.5% 3/1/2041	1,682,994	1,392,762
Freddie Mac Gold Pool 1.5% 3/1/2051	115,225	89,161
Freddie Mac Gold Pool 1.5% 4/1/2036	569,084	498,866
Freddie Mac Gold Pool 1.5% 4/1/2041	1,717,960	1,421,698
Freddie Mac Gold Pool 1.5% 4/1/2051 (n)	48,367,023	36,957,851
Freddie Mac Gold Pool 1.5% 5/1/2036	593,531	518,812
Freddie Mac Gold Pool 1.5% 5/1/2036	11,260,168	9,920,050
Freddie Mac Gold Pool 1.5% 6/1/2036	591,288	516,851
Freddie Mac Gold Pool 1.5% 6/1/2051	273,801	211,867
Freddie Mac Gold Pool 1.5% 7/1/2035	2,964,046	2,608,504
Freddie Mac Gold Pool 1.5% 7/1/2036	479,294	418,956
Freddie Mac Gold Pool 1.5% 8/1/2035	6,802,731	5,986,733
Freddie Mac Gold Pool 1.5% 8/1/2036	360,857	315,429
Freddie Mac Gold Pool 1.5% 8/1/2051	231,393	177,533
Freddie Mac Gold Pool 2% 1/1/2051	2,328,869	1,887,011
Freddie Mac Gold Pool 2% 1/1/2052	274,549	220,657
Freddie Mac Gold Pool 2% 10/1/2041	873,539	739,740
Freddie Mac Gold Pool 2% 10/1/2051	5,486,427	4,454,055
Freddie Mac Gold Pool 2% 10/1/2051	27,576,611	22,387,564
Freddie Mac Gold Pool 2% 10/1/2051	4,807,097	3,905,557
Freddie Mac Gold Pool 2% 10/1/2051	1,504,919	1,222,682
Freddie Mac Gold Pool 2% 11/1/2041	7,058,622	5,977,464
Freddie Mac Gold Pool 2% 11/1/2050	28,978	23,480
Freddie Mac Gold Pool 2% 11/1/2051	17,496,514	14,155,014
Freddie Mac Gold Pool 2% 11/1/2051	39,973,845	32,427,047
Freddie Mac Gold Pool 2% 11/1/2051	1,394,746	1,133,170
Freddie Mac Gold Pool 2% 11/1/2051	5,480,018	4,452,277
Freddie Mac Gold Pool 2% 11/1/2051	2,048,937	1,664,672
Freddie Mac Gold Pool 2% 11/1/2051	4,502,726	3,637,163
Freddie Mac Gold Pool 2% 11/1/2051	4,606,766	3,702,488
Freddie Mac Gold Pool 2% 12/1/2035	1,678,816	1,515,122
Freddie Mac Gold Pool 2% 12/1/2051	18,925,583	15,376,215
Freddie Mac Gold Pool 2% 12/1/2051	3,412,980	2,772,898
Freddie Mac Gold Pool 2% 12/1/2051	1,553,604	1,255,924
Freddie Mac Gold Pool 2% 12/1/2051	1,643,183	1,333,988
Freddie Mac Gold Pool 2% 12/1/2051	1,540,481	1,248,686
Freddie Mac Gold Pool 2% 12/1/2051	604,235	488,082
Freddie Mac Gold Pool 2% 2/1/2042	2,137,089	1,809,755
Freddie Mac Gold Pool 2% 2/1/2051	27,647,969	22,609,655
Freddie Mac Gold Pool 2% 2/1/2052	22,188,605	17,985,675
Freddie Mac Gold Pool 2% 3/1/2036	3,638,292	3,273,305
Freddie Mac Gold Pool 2% 3/1/2041	4,098,067	3,525,440
Freddie Mac Gold Pool 2% 4/1/2041	17,828	15,181
Freddie Mac Gold Pool 2% 4/1/2042	20,151,774	17,191,107
Freddie Mac Gold Pool 2% 5/1/2051	21,538,843	17,593,607
Freddie Mac Gold Pool 2% 5/1/2051	2,521,759	2,051,972
Freddie Mac Gold Pool 2% 5/1/2051	931,806	753,849
Freddie Mac Gold Pool 2% 5/1/2051	2,183,140	1,766,202
Freddie Mac Gold Pool 2% 6/1/2035	1,420,375	1,283,211
Freddie Mac Gold Pool 2% 6/1/2035	40,441,323	36,535,973
Freddie Mac Gold Pool 2% 6/1/2050	18,098,140	14,754,855
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	22,552,115	19,309,269
Freddie Mac Gold Pool 2% 7/1/2051	1,427,483	1,160,660
Freddie Mac Gold Pool 2% 8/1/2035	2,880,687	2,599,803
Freddie Mac Gold Pool 2% 8/1/2036	18,889,180	17,059,181
Freddie Mac Gold Pool 2.5% 1/1/2031	21,820	20,798
Freddie Mac Gold Pool 2.5% 1/1/2032	189,471	179,616
Freddie Mac Gold Pool 2.5% 1/1/2033	64,899	61,263
Freddie Mac Gold Pool 2.5% 1/1/2041	8,915,813	7,883,507
Freddie Mac Gold Pool 2.5% 1/1/2042	5,110,457	4,483,615
Freddie Mac Gold Pool 2.5% 10/1/2031	2,138,423	2,034,514
Freddie Mac Gold Pool 2.5% 10/1/2041	2,523,067	2,218,322
Freddie Mac Gold Pool 2.5% 11/1/2031	2,274,523	2,157,158
Freddie Mac Gold Pool 2.5% 11/1/2032	208,756	197,163
Freddie Mac Gold Pool 2.5% 11/1/2032	1,042,004	983,911
Freddie Mac Gold Pool 2.5% 11/1/2041	1,630,049	1,436,222
Freddie Mac Gold Pool 2.5% 11/1/2041	1,441,094	1,270,636
Freddie Mac Gold Pool 2.5% 11/1/2041 (p)	15,232,663	13,430,887
Freddie Mac Gold Pool 2.5% 11/1/2051	6,161,076	5,174,326
Freddie Mac Gold Pool 2.5% 12/1/2031	14,936	14,159
Freddie Mac Gold Pool 2.5% 12/1/2032	6,380,490	6,023,339
Freddie Mac Gold Pool 2.5% 12/1/2051	2,984,748	2,506,714
Freddie Mac Gold Pool 2.5% 12/1/2051	17,011,443	14,387,918
Freddie Mac Gold Pool 2.5% 12/1/2051	22,379,371	18,955,972
Freddie Mac Gold Pool 2.5% 2/1/2035	3,914,846	3,630,081
Freddie Mac Gold Pool 2.5% 2/1/2042	2,849,178	2,526,413
Freddie Mac Gold Pool 2.5% 2/1/2051	24,069,779	20,508,145
Freddie Mac Gold Pool 2.5% 2/1/2051	25,247,137	21,345,603
Freddie Mac Gold Pool 2.5% 3/1/2033	1,425,111	1,344,573
Freddie Mac Gold Pool 2.5% 3/1/2037	4,075,214	3,752,040
Freddie Mac Gold Pool 2.5% 3/1/2051	24,281,430	20,498,779
Freddie Mac Gold Pool 2.5% 4/1/2033	600,762	565,999
Freddie Mac Gold Pool 2.5% 4/1/2042	1,059,127	932,526
Freddie Mac Gold Pool 2.5% 4/1/2047	4,492,878	3,802,789
Freddie Mac Gold Pool 2.5% 4/1/2052	3,078,707	2,616,413
Freddie Mac Gold Pool 2.5% 5/1/2030	10,245	9,812
Freddie Mac Gold Pool 2.5% 5/1/2033	159,953	150,252
Freddie Mac Gold Pool 2.5% 5/1/2035	10,985,283	10,172,485
Freddie Mac Gold Pool 2.5% 5/1/2041	6,184,297	5,491,447
Freddie Mac Gold Pool 2.5% 5/1/2051	54,617,276	46,433,085
Freddie Mac Gold Pool 2.5% 6/1/2031	343,241	326,716
Freddie Mac Gold Pool 2.5% 6/1/2031	1,143,763	1,089,827
Freddie Mac Gold Pool 2.5% 6/1/2040	873,315	775,474
Freddie Mac Gold Pool 2.5% 6/1/2041	1,254,498	1,106,896
Freddie Mac Gold Pool 2.5% 7/1/2031	596,944	568,218
Freddie Mac Gold Pool 2.5% 7/1/2033	6,014,225	5,680,217
Freddie Mac Gold Pool 2.5% 7/1/2036	4,421,911	4,101,644
Freddie Mac Gold Pool 2.5% 7/1/2051	13,323,499	11,302,041
Freddie Mac Gold Pool 2.5% 7/1/2051	15,633,513	13,261,578
Freddie Mac Gold Pool 2.5% 8/1/2031	999,242	950,671
Freddie Mac Gold Pool 2.5% 8/1/2032	146,992	139,025
Freddie Mac Gold Pool 2.5% 8/1/2041	1,208,045	1,065,153
Freddie Mac Gold Pool 2.5% 8/1/2050	12,259,971	10,442,017
Freddie Mac Gold Pool 2.5% 9/1/2041	2,651,991	2,349,077
Freddie Mac Gold Pool 2.5% 9/1/2051	133,092	111,984
Freddie Mac Gold Pool 3% 1/1/2033	7,123	6,809
Freddie Mac Gold Pool 3% 1/1/2033	9,217	8,788
Freddie Mac Gold Pool 3% 1/1/2034	45,975	44,120
Freddie Mac Gold Pool 3% 1/1/2043	346,254	314,015
Freddie Mac Gold Pool 3% 1/1/2043	27,504	24,815
Freddie Mac Gold Pool 3% 1/1/2052	1,224,765	1,074,889
Freddie Mac Gold Pool 3% 1/1/2052	790,710	693,950
Freddie Mac Gold Pool 3% 10/1/2042	56,835	51,573
Freddie Mac Gold Pool 3% 10/1/2049	22,364	19,739
Freddie Mac Gold Pool 3% 10/1/2051	10,298,902	9,070,799
Freddie Mac Gold Pool 3% 11/1/2042	54,860	49,916
Freddie Mac Gold Pool 3% 11/1/2049	37,778,086	33,521,119
Freddie Mac Gold Pool 3% 11/1/2050	1,890,941	1,663,681
Freddie Mac Gold Pool 3% 11/1/2051	6,488,881	5,694,831
Freddie Mac Gold Pool 3% 11/1/2051	7,414,851	6,507,488
Freddie Mac Gold Pool 3% 12/1/2030	986,569	949,724
Freddie Mac Gold Pool 3% 12/1/2032	394,736	377,585
Freddie Mac Gold Pool 3% 12/1/2032	3,169,819	3,044,463
Freddie Mac Gold Pool 3% 12/1/2042	38,170	34,640
Freddie Mac Gold Pool 3% 12/1/2042	20,198	18,331
Freddie Mac Gold Pool 3% 12/1/2042	4,453,144	4,043,926
Freddie Mac Gold Pool 3% 12/1/2046	26,182,746	23,327,876
Freddie Mac Gold Pool 3% 12/1/2050	15,858,906	13,952,927
Freddie Mac Gold Pool 3% 2/1/2032	83,872	80,451
Freddie Mac Gold Pool 3% 2/1/2032	93,999	90,162
Freddie Mac Gold Pool 3% 2/1/2033	976,535	941,178
Freddie Mac Gold Pool 3% 2/1/2034	4,434	4,237
Freddie Mac Gold Pool 3% 2/1/2037	1,133,060	1,064,416
Freddie Mac Gold Pool 3% 2/1/2037	63,932	60,059
Freddie Mac Gold Pool 3% 2/1/2043	475,532	432,720
Freddie Mac Gold Pool 3% 2/1/2043	212,809	193,154
Freddie Mac Gold Pool 3% 2/1/2043	115,906	104,870
Freddie Mac Gold Pool 3% 2/1/2043	21,145	19,170
Freddie Mac Gold Pool 3% 2/1/2050	86,419	76,222
Freddie Mac Gold Pool 3% 2/1/2052	1,646,752	1,443,694
Freddie Mac Gold Pool 3% 2/1/2052	3,436,742	3,012,963
Freddie Mac Gold Pool 3% 3/1/2032	41,376	39,647
Freddie Mac Gold Pool 3% 3/1/2033	684,936	654,470
Freddie Mac Gold Pool 3% 3/1/2043	96,464	87,555
Freddie Mac Gold Pool 3% 3/1/2052	47,141	41,475
Freddie Mac Gold Pool 3% 3/1/2052	17,256,811	15,123,507
Freddie Mac Gold Pool 3% 3/1/2052	624,470	547,467
Freddie Mac Gold Pool 3% 3/1/2052	6,885,421	6,057,907
Freddie Mac Gold Pool 3% 4/1/2032	33,085	31,853
Freddie Mac Gold Pool 3% 4/1/2032	86,388	83,010
Freddie Mac Gold Pool 3% 4/1/2033	28,710	27,551
Freddie Mac Gold Pool 3% 4/1/2033	15,039	14,432
Freddie Mac Gold Pool 3% 4/1/2034	1,503,294	1,436,537
Freddie Mac Gold Pool 3% 4/1/2038	253,076	235,552
Freddie Mac Gold Pool 3% 4/1/2043	37,487	34,040
Freddie Mac Gold Pool 3% 4/1/2045	134,373	120,225
Freddie Mac Gold Pool 3% 4/1/2045	199,901	179,292
Freddie Mac Gold Pool 3% 4/1/2046	382,320	342,186
Freddie Mac Gold Pool 3% 4/1/2046	507,745	454,445
Freddie Mac Gold Pool 3% 4/1/2051	778,305	683,307
Freddie Mac Gold Pool 3% 4/1/2052	13,546,738	12,024,478
Freddie Mac Gold Pool 3% 5/1/2033	44,100	42,124
Freddie Mac Gold Pool 3% 5/1/2035	11,189,640	10,623,841
Freddie Mac Gold Pool 3% 5/1/2045	260,694	233,654
Freddie Mac Gold Pool 3% 5/1/2046	1,148,442	1,027,885
Freddie Mac Gold Pool 3% 5/1/2046	7,206,556	6,450,056
Freddie Mac Gold Pool 3% 5/1/2051	6,605,468	5,807,471
Freddie Mac Gold Pool 3% 5/1/2052	13,847,940	12,136,044
Freddie Mac Gold Pool 3% 6/1/2031	88,835	85,330
Freddie Mac Gold Pool 3% 6/1/2031	152,452	146,435
Freddie Mac Gold Pool 3% 6/1/2031	673,118	647,521
Freddie Mac Gold Pool 3% 6/1/2031	61,407	59,163
Freddie Mac Gold Pool 3% 6/1/2031	57,705	55,470
Freddie Mac Gold Pool 3% 6/1/2031	82,915	79,887
Freddie Mac Gold Pool 3% 6/1/2031	233,959	225,150
Freddie Mac Gold Pool 3% 6/1/2046	7,163,225	6,411,274
Freddie Mac Gold Pool 3% 6/1/2050	17,913,713	15,883,937
Freddie Mac Gold Pool 3% 6/1/2052	2,035,953	1,784,903
Freddie Mac Gold Pool 3% 7/1/2032	164,310	157,435
Freddie Mac Gold Pool 3% 7/1/2033	22,363	21,374
Freddie Mac Gold Pool 3% 7/1/2045	526,194	472,109
Freddie Mac Gold Pool 3% 7/1/2045	176,248	159,509
Freddie Mac Gold Pool 3% 7/1/2045	33,885	30,403
Freddie Mac Gold Pool 3% 8/1/2032	198,331	190,169
Freddie Mac Gold Pool 3% 8/1/2032	129,814	124,339
Freddie Mac Gold Pool 3% 8/1/2042	58,724	53,194
Freddie Mac Gold Pool 3% 8/1/2042	77,953	70,882
Freddie Mac Gold Pool 3% 8/1/2045	139,318	124,998
Freddie Mac Gold Pool 3% 8/1/2045	249,064	224,475
Freddie Mac Gold Pool 3% 9/1/2033	24,623	23,591
Freddie Mac Gold Pool 3% 9/1/2051	61,800	54,180
Freddie Mac Gold Pool 3% 9/1/2051	6,746,622	5,921,031
Freddie Mac Gold Pool 3% 9/1/2051	6,392,256	5,612,027
Freddie Mac Gold Pool 3.5% 1/1/2032	152,595	146,713
Freddie Mac Gold Pool 3.5% 1/1/2046	963,325	891,557
Freddie Mac Gold Pool 3.5% 1/1/2046	31,367	29,030
Freddie Mac Gold Pool 3.5% 1/1/2046	28,396	26,325
Freddie Mac Gold Pool 3.5% 1/1/2048	32,810	30,430
Freddie Mac Gold Pool 3.5% 10/1/2040	66,831	62,270
Freddie Mac Gold Pool 3.5% 10/1/2042	279,123	260,912
Freddie Mac Gold Pool 3.5% 10/1/2042	33,396	31,185
Freddie Mac Gold Pool 3.5% 10/1/2042	46,026	43,053
Freddie Mac Gold Pool 3.5% 10/1/2044	79,398	74,180
Freddie Mac Gold Pool 3.5% 10/1/2045	184,914	171,138
Freddie Mac Gold Pool 3.5% 10/1/2047	119,441	110,850
Freddie Mac Gold Pool 3.5% 10/1/2051	5,904,494	5,411,531
Freddie Mac Gold Pool 3.5% 11/1/2033	1,198,483	1,161,139
Freddie Mac Gold Pool 3.5% 11/1/2040	112,552	104,870
Freddie Mac Gold Pool 3.5% 11/1/2042	463,772	432,638
Freddie Mac Gold Pool 3.5% 11/1/2044	1,786,897	1,662,962
Freddie Mac Gold Pool 3.5% 11/1/2044	13,934	12,939
Freddie Mac Gold Pool 3.5% 11/1/2045	111,135	103,029
Freddie Mac Gold Pool 3.5% 11/1/2047	135,672	125,564
Freddie Mac Gold Pool 3.5% 11/1/2047	829,597	769,668
Freddie Mac Gold Pool 3.5% 11/1/2051	628,844	570,644
Freddie Mac Gold Pool 3.5% 12/1/2033	990,258	946,202
Freddie Mac Gold Pool 3.5% 12/1/2040	111,117	103,533
Freddie Mac Gold Pool 3.5% 12/1/2045	805,232	745,241
Freddie Mac Gold Pool 3.5% 12/1/2045	4,309,419	3,988,363
Freddie Mac Gold Pool 3.5% 12/1/2046	1,320,787	1,220,324
Freddie Mac Gold Pool 3.5% 12/1/2047	206,377	191,404
Freddie Mac Gold Pool 3.5% 12/1/2052	230,269	208,723
Freddie Mac Gold Pool 3.5% 2/1/2034	5,816,194	5,557,432
Freddie Mac Gold Pool 3.5% 2/1/2043	506,991	477,052
Freddie Mac Gold Pool 3.5% 2/1/2043	1,277,508	1,195,547
Freddie Mac Gold Pool 3.5% 2/1/2043	3,492,776	3,263,306
Freddie Mac Gold Pool 3.5% 2/1/2045	9,192	8,522
Freddie Mac Gold Pool 3.5% 2/1/2046	3,168,996	2,937,854
Freddie Mac Gold Pool 3.5% 2/1/2052	1,804,112	1,649,401
Freddie Mac Gold Pool 3.5% 2/1/2052	852,110	778,571
Freddie Mac Gold Pool 3.5% 3/1/2032	2,777,430	2,670,353
Freddie Mac Gold Pool 3.5% 3/1/2045	2,518,693	2,334,984
Freddie Mac Gold Pool 3.5% 3/1/2045	216,798	200,985
Freddie Mac Gold Pool 3.5% 3/1/2045	481,287	446,183
Freddie Mac Gold Pool 3.5% 3/1/2045	665,745	617,186
Freddie Mac Gold Pool 3.5% 3/1/2046	1,108,478	1,029,359
Freddie Mac Gold Pool 3.5% 3/1/2052	18,605,437	16,992,485
Freddie Mac Gold Pool 3.5% 3/1/2052	21,163,822	19,342,305
Freddie Mac Gold Pool 3.5% 3/1/2052	8,329,073	7,606,732
Freddie Mac Gold Pool 3.5% 4/1/2033	2,948,237	2,866,506
Freddie Mac Gold Pool 3.5% 4/1/2040	133,268	124,214
Freddie Mac Gold Pool 3.5% 4/1/2042	11,127,616	10,425,741
Freddie Mac Gold Pool 3.5% 4/1/2042	103,082	96,597
Freddie Mac Gold Pool 3.5% 4/1/2043	651,594	608,981
Freddie Mac Gold Pool 3.5% 4/1/2043	1,583,868	1,479,025
Freddie Mac Gold Pool 3.5% 4/1/2046	1,951,504	1,807,945
Freddie Mac Gold Pool 3.5% 4/1/2046	1,553,239	1,436,550
Freddie Mac Gold Pool 3.5% 4/1/2046	4,959,702	4,594,849
Freddie Mac Gold Pool 3.5% 4/1/2052	12,234,793	11,097,661
Freddie Mac Gold Pool 3.5% 4/1/2052	36,859,388	33,514,214
Freddie Mac Gold Pool 3.5% 5/1/2033	759,908	727,050
Freddie Mac Gold Pool 3.5% 5/1/2034	438,147	417,696
Freddie Mac Gold Pool 3.5% 5/1/2034	1,173,580	1,118,800
Freddie Mac Gold Pool 3.5% 5/1/2040	26,683	24,870
Freddie Mac Gold Pool 3.5% 5/1/2040	277,018	258,198
Freddie Mac Gold Pool 3.5% 5/1/2045	5,323,305	4,928,377
Freddie Mac Gold Pool 3.5% 5/1/2045	49,681	45,995
Freddie Mac Gold Pool 3.5% 5/1/2045	289,718	268,587
Freddie Mac Gold Pool 3.5% 5/1/2045	71,842	66,602
Freddie Mac Gold Pool 3.5% 5/1/2045	158,562	146,996
Freddie Mac Gold Pool 3.5% 5/1/2046	6,538,130	6,069,421
Freddie Mac Gold Pool 3.5% 5/1/2046	4,184,346	3,876,531
Freddie Mac Gold Pool 3.5% 5/1/2046	5,628	5,218
Freddie Mac Gold Pool 3.5% 5/1/2046	2,238,199	2,070,052
Freddie Mac Gold Pool 3.5% 6/1/2032	5,786,221	5,554,107
Freddie Mac Gold Pool 3.5% 6/1/2040	256,821	239,373
Freddie Mac Gold Pool 3.5% 6/1/2042	45,855	42,919
Freddie Mac Gold Pool 3.5% 6/1/2043	36,813	34,354
Freddie Mac Gold Pool 3.5% 6/1/2045	6,454,488	5,975,640
Freddie Mac Gold Pool 3.5% 6/1/2045	1,005,426	930,835
Freddie Mac Gold Pool 3.5% 6/1/2045	9,028,886	8,370,332
Freddie Mac Gold Pool 3.5% 6/1/2045	500,030	464,340
Freddie Mac Gold Pool 3.5% 6/1/2045	10,647	9,870
Freddie Mac Gold Pool 3.5% 7/1/2032	6,304,792	6,051,875
Freddie Mac Gold Pool 3.5% 7/1/2032	3,868,790	3,719,638
Freddie Mac Gold Pool 3.5% 7/1/2040	34,307	31,976
Freddie Mac Gold Pool 3.5% 7/1/2042	1,153,657	1,077,725
Freddie Mac Gold Pool 3.5% 7/1/2042	525,985	491,750
Freddie Mac Gold Pool 3.5% 7/1/2045	11,630	10,767
Freddie Mac Gold Pool 3.5% 7/1/2046	233,855	216,140
Freddie Mac Gold Pool 3.5% 7/1/2046	7,618	7,058
Freddie Mac Gold Pool 3.5% 7/1/2047	2,035,746	1,889,321
Freddie Mac Gold Pool 3.5% 8/1/2034	1,941,295	1,846,434
Freddie Mac Gold Pool 3.5% 8/1/2034	340,374	323,741
Freddie Mac Gold Pool 3.5% 8/1/2038	52,456	49,289
Freddie Mac Gold Pool 3.5% 8/1/2040	156,121	145,514
Freddie Mac Gold Pool 3.5% 8/1/2042	969,803	907,488
Freddie Mac Gold Pool 3.5% 8/1/2046	18,845	17,535
Freddie Mac Gold Pool 3.5% 8/1/2047	367,064	340,662
Freddie Mac Gold Pool 3.5% 8/1/2047	3,092,433	2,870,004
Freddie Mac Gold Pool 3.5% 8/1/2047	241,715	224,329
Freddie Mac Gold Pool 3.5% 8/1/2051	7,743,144	7,099,094
Freddie Mac Gold Pool 3.5% 9/1/2040	118,057	109,999
Freddie Mac Gold Pool 3.5% 9/1/2042	13,217	12,341
Freddie Mac Gold Pool 3.5% 9/1/2042	5,024,837	4,693,005
Freddie Mac Gold Pool 3.5% 9/1/2042	1,525,454	1,424,109
Freddie Mac Gold Pool 3.5% 9/1/2046	2,543,933	2,351,227
Freddie Mac Gold Pool 3.5% 9/1/2046	6,221,400	5,759,844
Freddie Mac Gold Pool 3.5% 9/1/2046	2,088,746	1,936,396
Freddie Mac Gold Pool 3.5% 9/1/2047	68,943	63,984
Freddie Mac Gold Pool 3.5% 9/1/2047	56,533	52,466
Freddie Mac Gold Pool 3.5% 9/1/2051	1,044,593	952,158
Freddie Mac Gold Pool 4% 1/1/2036	6,941,904	6,771,908
Freddie Mac Gold Pool 4% 1/1/2039	39,451	38,201
Freddie Mac Gold Pool 4% 1/1/2041	28,815	27,806
Freddie Mac Gold Pool 4% 1/1/2041	196,057	189,520
Freddie Mac Gold Pool 4% 1/1/2041	46,286	44,573
Freddie Mac Gold Pool 4% 1/1/2042	39,979	38,510
Freddie Mac Gold Pool 4% 1/1/2043	88,202	84,729
Freddie Mac Gold Pool 4% 1/1/2044	249,549	239,329
Freddie Mac Gold Pool 4% 1/1/2044	198,977	191,048
Freddie Mac Gold Pool 4% 10/1/2041	3,105,579	2,993,245
Freddie Mac Gold Pool 4% 10/1/2041	370,962	357,519
Freddie Mac Gold Pool 4% 10/1/2041	21,342	20,577
Freddie Mac Gold Pool 4% 10/1/2041	151,376	145,992
Freddie Mac Gold Pool 4% 10/1/2042	69,295	67,090
Freddie Mac Gold Pool 4% 10/1/2042	46,415	44,591
Freddie Mac Gold Pool 4% 10/1/2042	127,500	122,728
Freddie Mac Gold Pool 4% 10/1/2043	94,332	90,489
Freddie Mac Gold Pool 4% 10/1/2043	703,817	675,818
Freddie Mac Gold Pool 4% 10/1/2043	259,227	248,613
Freddie Mac Gold Pool 4% 10/1/2043	88,737	85,295
Freddie Mac Gold Pool 4% 10/1/2044	35,336	33,857
Freddie Mac Gold Pool 4% 10/1/2045	17,112	16,346
Freddie Mac Gold Pool 4% 10/1/2052	5,799,957	5,496,929
Freddie Mac Gold Pool 4% 11/1/2040	2,865,340	2,763,977
Freddie Mac Gold Pool 4% 11/1/2041	518,906	499,748
Freddie Mac Gold Pool 4% 11/1/2041	108,980	105,351
Freddie Mac Gold Pool 4% 11/1/2041	19,744	19,032
Freddie Mac Gold Pool 4% 11/1/2042	302,305	290,866
Freddie Mac Gold Pool 4% 11/1/2042	588,549	566,898
Freddie Mac Gold Pool 4% 11/1/2042	474,047	455,814
Freddie Mac Gold Pool 4% 11/1/2042	169,428	162,792
Freddie Mac Gold Pool 4% 11/1/2042	18,650	18,121
Freddie Mac Gold Pool 4% 11/1/2042	464,059	447,028
Freddie Mac Gold Pool 4% 11/1/2042	5,672,414	5,468,170
Freddie Mac Gold Pool 4% 11/1/2043	674,394	647,869
Freddie Mac Gold Pool 4% 11/1/2047	271,130	257,886
Freddie Mac Gold Pool 4% 12/1/2040	39,394	38,026
Freddie Mac Gold Pool 4% 12/1/2040	112,122	108,290
Freddie Mac Gold Pool 4% 12/1/2042	150,350	145,176
Freddie Mac Gold Pool 4% 12/1/2042	252,569	242,825
Freddie Mac Gold Pool 4% 12/1/2042	1,010,926	974,285
Freddie Mac Gold Pool 4% 12/1/2045	1,375,330	1,315,024
Freddie Mac Gold Pool 4% 12/1/2045	448,229	430,730
Freddie Mac Gold Pool 4% 12/1/2047	7,667,949	7,293,379
Freddie Mac Gold Pool 4% 2/1/2041	144,745	139,701
Freddie Mac Gold Pool 4% 2/1/2041	3,667	3,534
Freddie Mac Gold Pool 4% 2/1/2042	223,938	215,917
Freddie Mac Gold Pool 4% 2/1/2042	6,617,277	6,370,723
Freddie Mac Gold Pool 4% 2/1/2043	451,633	434,049
Freddie Mac Gold Pool 4% 2/1/2043	287,916	276,649
Freddie Mac Gold Pool 4% 2/1/2043	339,842	326,502
Freddie Mac Gold Pool 4% 2/1/2043	182,319	175,063
Freddie Mac Gold Pool 4% 2/1/2044	140,927	135,094
Freddie Mac Gold Pool 4% 2/1/2044	261,917	251,483
Freddie Mac Gold Pool 4% 2/1/2044	143,204	137,660
Freddie Mac Gold Pool 4% 2/1/2045	3,108,494	2,983,110
Freddie Mac Gold Pool 4% 2/1/2046	78,888	75,306
Freddie Mac Gold Pool 4% 2/1/2046	1,495,763	1,435,153
Freddie Mac Gold Pool 4% 2/1/2048	388,950	370,072
Freddie Mac Gold Pool 4% 2/1/2048	231,092	220,237
Freddie Mac Gold Pool 4% 2/1/2053	10,172,371	9,633,747
Freddie Mac Gold Pool 4% 3/1/2042	297,787	287,078
Freddie Mac Gold Pool 4% 3/1/2042	292,717	281,790
Freddie Mac Gold Pool 4% 3/1/2042	54,448	52,330
Freddie Mac Gold Pool 4% 3/1/2043	90,138	86,572
Freddie Mac Gold Pool 4% 3/1/2043	208,495	200,826
Freddie Mac Gold Pool 4% 3/1/2044	312,648	299,900
Freddie Mac Gold Pool 4% 4/1/2040	7,049	6,841
Freddie Mac Gold Pool 4% 4/1/2042	84,526	81,294
Freddie Mac Gold Pool 4% 4/1/2042	74,250	71,694
Freddie Mac Gold Pool 4% 4/1/2042	94,256	91,078
Freddie Mac Gold Pool 4% 4/1/2042	100,978	97,058
Freddie Mac Gold Pool 4% 4/1/2042	3,711,069	3,572,863
Freddie Mac Gold Pool 4% 4/1/2042	2,798,118	2,695,591
Freddie Mac Gold Pool 4% 4/1/2043	92,508	89,545
Freddie Mac Gold Pool 4% 4/1/2043	237,221	228,235
Freddie Mac Gold Pool 4% 4/1/2043	383,187	368,364
Freddie Mac Gold Pool 4% 4/1/2045	6,461	6,206
Freddie Mac Gold Pool 4% 4/1/2046	1,137,634	1,085,617
Freddie Mac Gold Pool 4% 4/1/2048	49,078	46,696
Freddie Mac Gold Pool 4% 4/1/2048	534,698	508,746
Freddie Mac Gold Pool 4% 4/1/2048	1,098,419	1,045,105
Freddie Mac Gold Pool 4% 4/1/2048	185,071	176,089
Freddie Mac Gold Pool 4% 4/1/2048	858,862	817,176
Freddie Mac Gold Pool 4% 5/1/2037	811,101	788,196
Freddie Mac Gold Pool 4% 5/1/2042	472,195	455,515
Freddie Mac Gold Pool 4% 5/1/2043	104,845	100,627
Freddie Mac Gold Pool 4% 5/1/2043	106,433	102,141
Freddie Mac Gold Pool 4% 5/1/2043	314,109	301,737
Freddie Mac Gold Pool 4% 5/1/2043	93,769	90,005
Freddie Mac Gold Pool 4% 5/1/2043	30,823	29,579
Freddie Mac Gold Pool 4% 5/1/2045	470,854	450,649
Freddie Mac Gold Pool 4% 5/1/2045	2,851,323	2,748,621
Freddie Mac Gold Pool 4% 5/1/2048	6,256,187	5,956,445
Freddie Mac Gold Pool 4% 6/1/2038	20,001	19,374
Freddie Mac Gold Pool 4% 6/1/2038	15,066	14,603
Freddie Mac Gold Pool 4% 6/1/2041	132,386	127,434
Freddie Mac Gold Pool 4% 6/1/2041	24,324	23,769
Freddie Mac Gold Pool 4% 6/1/2042	134,082	129,161
Freddie Mac Gold Pool 4% 6/1/2043	160,773	154,354
Freddie Mac Gold Pool 4% 6/1/2043	312,792	301,312
Freddie Mac Gold Pool 4% 6/1/2045	36,373	34,858
Freddie Mac Gold Pool 4% 6/1/2047	6,213,587	5,931,420
Freddie Mac Gold Pool 4% 6/1/2047	1,762,086	1,680,966
Freddie Mac Gold Pool 4% 7/1/2041	2,077	2,000
Freddie Mac Gold Pool 4% 7/1/2042	1,697,165	1,632,377
Freddie Mac Gold Pool 4% 7/1/2043	265,103	254,958
Freddie Mac Gold Pool 4% 7/1/2043	101,154	97,069
Freddie Mac Gold Pool 4% 7/1/2043	606,392	582,304
Freddie Mac Gold Pool 4% 7/1/2043	553,598	532,483
Freddie Mac Gold Pool 4% 7/1/2043	281,635	270,500
Freddie Mac Gold Pool 4% 7/1/2043	147,334	141,382
Freddie Mac Gold Pool 4% 7/1/2043	169,844	163,017
Freddie Mac Gold Pool 4% 7/1/2044	1,542,063	1,487,138
Freddie Mac Gold Pool 4% 7/1/2045	148,907	142,704
Freddie Mac Gold Pool 4% 7/1/2048	4,927,540	4,709,933
Freddie Mac Gold Pool 4% 8/1/2038	86,460	83,748
Freddie Mac Gold Pool 4% 8/1/2038	124,866	120,950
Freddie Mac Gold Pool 4% 8/1/2043	297,001	285,195
Freddie Mac Gold Pool 4% 8/1/2043	199,498	192,304
Freddie Mac Gold Pool 4% 8/1/2043	288,162	277,411
Freddie Mac Gold Pool 4% 8/1/2043	52,449	50,333
Freddie Mac Gold Pool 4% 8/1/2044	71,377	68,669
Freddie Mac Gold Pool 4% 8/1/2044	68,444	65,655
Freddie Mac Gold Pool 4% 9/1/2041	395,909	381,767
Freddie Mac Gold Pool 4% 9/1/2041	137,126	132,174
Freddie Mac Gold Pool 4% 9/1/2041	79,869	77,152
Freddie Mac Gold Pool 4% 9/1/2041	124,070	119,483
Freddie Mac Gold Pool 4% 9/1/2042	357,151	344,860
Freddie Mac Gold Pool 4% 9/1/2042	1,977,403	1,903,807
Freddie Mac Gold Pool 4% 9/1/2043	350,256	336,244
Freddie Mac Gold Pool 4% 9/1/2043	484,136	465,234
Freddie Mac Gold Pool 4% 9/1/2043	466,303	447,910
Freddie Mac Gold Pool 4% 9/1/2043	242,072	232,611
Freddie Mac Gold Pool 4% 9/1/2043	337,919	324,257
Freddie Mac Gold Pool 4% 9/1/2043	487,342	468,400
Freddie Mac Gold Pool 4% 9/1/2043	55,027	52,991
Freddie Mac Gold Pool 4% 9/1/2043	123,836	118,780
Freddie Mac Gold Pool 4% 9/1/2044	24,870	23,867
Freddie Mac Gold Pool 4.5% 1/1/2040	9,729	9,633
Freddie Mac Gold Pool 4.5% 1/1/2041	81,039	80,249
Freddie Mac Gold Pool 4.5% 1/1/2041	2,521	2,496
Freddie Mac Gold Pool 4.5% 1/1/2041	122,531	121,272
Freddie Mac Gold Pool 4.5% 1/1/2041	47,657	47,172
Freddie Mac Gold Pool 4.5% 1/1/2042	291,406	288,388
Freddie Mac Gold Pool 4.5% 1/1/2045	9,697	9,546
Freddie Mac Gold Pool 4.5% 1/1/2047	275,479	270,075
Freddie Mac Gold Pool 4.5% 10/1/2035	2,130	2,111
Freddie Mac Gold Pool 4.5% 10/1/2039	308,839	305,789
Freddie Mac Gold Pool 4.5% 10/1/2039	3,271	3,238
Freddie Mac Gold Pool 4.5% 10/1/2039	61,425	60,815
Freddie Mac Gold Pool 4.5% 10/1/2039	5,582	5,527
Freddie Mac Gold Pool 4.5% 10/1/2040	241,007	238,459
Freddie Mac Gold Pool 4.5% 10/1/2040	395,557	391,460
Freddie Mac Gold Pool 4.5% 10/1/2041	970,814	960,284
Freddie Mac Gold Pool 4.5% 10/1/2042	1,440,988	1,415,868
Freddie Mac Gold Pool 4.5% 10/1/2043	14,195	14,014
Freddie Mac Gold Pool 4.5% 10/1/2047	254,007	248,388
Freddie Mac Gold Pool 4.5% 10/1/2048	539,421	525,972
Freddie Mac Gold Pool 4.5% 10/1/2048	434,920	426,659
Freddie Mac Gold Pool 4.5% 11/1/2031	2,501	2,484
Freddie Mac Gold Pool 4.5% 11/1/2039	2,384	2,361
Freddie Mac Gold Pool 4.5% 11/1/2039	6,453	6,390
Freddie Mac Gold Pool 4.5% 11/1/2040	17,603	17,424
Freddie Mac Gold Pool 4.5% 11/1/2040	29,841	29,535
Freddie Mac Gold Pool 4.5% 11/1/2043	1,127,190	1,112,824
Freddie Mac Gold Pool 4.5% 11/1/2044	2,937	2,895
Freddie Mac Gold Pool 4.5% 11/1/2044	74,314	73,158
Freddie Mac Gold Pool 4.5% 11/1/2047	636,042	619,310
Freddie Mac Gold Pool 4.5% 12/1/2039	774	766
Freddie Mac Gold Pool 4.5% 12/1/2039	1,926	1,906
Freddie Mac Gold Pool 4.5% 12/1/2039	2,857	2,829
Freddie Mac Gold Pool 4.5% 12/1/2040	95,896	94,867
Freddie Mac Gold Pool 4.5% 12/1/2040	55,903	55,302
Freddie Mac Gold Pool 4.5% 12/1/2040	6,896	6,822
Freddie Mac Gold Pool 4.5% 12/1/2042	943,830	925,902
Freddie Mac Gold Pool 4.5% 12/1/2044	3,008	2,965
Freddie Mac Gold Pool 4.5% 12/1/2044	16,856	16,593
Freddie Mac Gold Pool 4.5% 12/1/2045	527,252	522,070
Freddie Mac Gold Pool 4.5% 12/1/2046	279,642	274,330
Freddie Mac Gold Pool 4.5% 12/1/2048	3,505,809	3,427,166
Freddie Mac Gold Pool 4.5% 2/1/2037	714	707
Freddie Mac Gold Pool 4.5% 2/1/2040	26,397	26,136
Freddie Mac Gold Pool 4.5% 2/1/2041	144,291	142,812
Freddie Mac Gold Pool 4.5% 2/1/2041	65,569	64,862
Freddie Mac Gold Pool 4.5% 2/1/2041	119,163	117,952
Freddie Mac Gold Pool 4.5% 2/1/2041	91,826	90,917
Freddie Mac Gold Pool 4.5% 2/1/2041	148,520	146,965
Freddie Mac Gold Pool 4.5% 2/1/2041	71,412	70,700
Freddie Mac Gold Pool 4.5% 2/1/2041	571,425	565,650
Freddie Mac Gold Pool 4.5% 2/1/2041	151,960	150,309
Freddie Mac Gold Pool 4.5% 2/1/2041	150,660	149,007
Freddie Mac Gold Pool 4.5% 2/1/2044	95,814	94,593
Freddie Mac Gold Pool 4.5% 2/1/2047	372,859	365,543
Freddie Mac Gold Pool 4.5% 2/1/2047	1,015,176	995,258
Freddie Mac Gold Pool 4.5% 3/1/2041	30,268	29,957
Freddie Mac Gold Pool 4.5% 3/1/2041	631,258	624,783
Freddie Mac Gold Pool 4.5% 3/1/2041	109,349	108,206
Freddie Mac Gold Pool 4.5% 3/1/2041	141,645	140,192
Freddie Mac Gold Pool 4.5% 3/1/2041	109,812	108,681
Freddie Mac Gold Pool 4.5% 3/1/2041	15,535	15,373
Freddie Mac Gold Pool 4.5% 3/1/2042	15,002	14,851
Freddie Mac Gold Pool 4.5% 3/1/2044	78,300	77,228
Freddie Mac Gold Pool 4.5% 3/1/2047	292,734	286,990
Freddie Mac Gold Pool 4.5% 4/1/2041	144,484	142,980
Freddie Mac Gold Pool 4.5% 4/1/2041	20,468	20,242
Freddie Mac Gold Pool 4.5% 4/1/2041	11,798	11,674
Freddie Mac Gold Pool 4.5% 4/1/2041	203,663	201,412
Freddie Mac Gold Pool 4.5% 4/1/2041	195,588	193,515
Freddie Mac Gold Pool 4.5% 5/1/2035	4,917	4,873
Freddie Mac Gold Pool 4.5% 5/1/2039	526,753	521,622
Freddie Mac Gold Pool 4.5% 5/1/2039	89,390	88,513
Freddie Mac Gold Pool 4.5% 5/1/2039	74,984	74,256
Freddie Mac Gold Pool 4.5% 5/1/2039	2,382	2,358
Freddie Mac Gold Pool 4.5% 5/1/2040	20,448	20,244
Freddie Mac Gold Pool 4.5% 5/1/2040	9,856	9,761
Freddie Mac Gold Pool 4.5% 5/1/2041	213,974	211,613
Freddie Mac Gold Pool 4.5% 5/1/2041	217,829	215,489
Freddie Mac Gold Pool 4.5% 5/1/2041	84,123	83,253
Freddie Mac Gold Pool 4.5% 5/1/2045	84,079	82,718
Freddie Mac Gold Pool 4.5% 5/1/2047	2,560,016	2,508,989
Freddie Mac Gold Pool 4.5% 5/1/2047	827,371	810,879
Freddie Mac Gold Pool 4.5% 5/1/2047	1,911,703	1,873,599
Freddie Mac Gold Pool 4.5% 6/1/2025	1,435	1,433
Freddie Mac Gold Pool 4.5% 6/1/2038	5,879	5,826
Freddie Mac Gold Pool 4.5% 6/1/2039	2,070	2,049
Freddie Mac Gold Pool 4.5% 6/1/2040	42,869	42,443
Freddie Mac Gold Pool 4.5% 6/1/2040	1,032	1,022
Freddie Mac Gold Pool 4.5% 6/1/2041	234,568	232,246
Freddie Mac Gold Pool 4.5% 6/1/2041	145,172	143,737
Freddie Mac Gold Pool 4.5% 6/1/2041	162,865	161,074
Freddie Mac Gold Pool 4.5% 6/1/2041	70,354	69,670
Freddie Mac Gold Pool 4.5% 6/1/2041	99,912	98,828
Freddie Mac Gold Pool 4.5% 6/1/2041	16,524	16,348
Freddie Mac Gold Pool 4.5% 6/1/2041	65,212	64,518
Freddie Mac Gold Pool 4.5% 6/1/2047	925,100	908,395
Freddie Mac Gold Pool 4.5% 6/1/2047	3,669,003	3,595,872
Freddie Mac Gold Pool 4.5% 6/1/2047	4,022,827	3,937,615
Freddie Mac Gold Pool 4.5% 7/1/2025	31,955	31,897
Freddie Mac Gold Pool 4.5% 7/1/2040	270,554	267,880
Freddie Mac Gold Pool 4.5% 7/1/2040	117,144	115,906
Freddie Mac Gold Pool 4.5% 7/1/2040	5,836	5,778
Freddie Mac Gold Pool 4.5% 7/1/2040	107,201	106,115
Freddie Mac Gold Pool 4.5% 7/1/2041	13,055	12,918
Freddie Mac Gold Pool 4.5% 7/1/2044	22,144	21,827
Freddie Mac Gold Pool 4.5% 7/1/2047	263,212	257,637
Freddie Mac Gold Pool 4.5% 7/1/2047	1,540,276	1,509,575
Freddie Mac Gold Pool 4.5% 7/1/2047	694,514	681,973
Freddie Mac Gold Pool 4.5% 7/1/2047	1,577,982	1,549,981
Freddie Mac Gold Pool 4.5% 8/1/2033	33,670	33,389
Freddie Mac Gold Pool 4.5% 8/1/2035	877	869
Freddie Mac Gold Pool 4.5% 8/1/2035	651	645
Freddie Mac Gold Pool 4.5% 8/1/2039	3,771	3,733
Freddie Mac Gold Pool 4.5% 8/1/2040	33,262	32,926
Freddie Mac Gold Pool 4.5% 8/1/2040	58,507	57,903
Freddie Mac Gold Pool 4.5% 8/1/2040	9,978	9,878
Freddie Mac Gold Pool 4.5% 8/1/2040	14,936	14,785
Freddie Mac Gold Pool 4.5% 8/1/2041	93,898	92,871
Freddie Mac Gold Pool 4.5% 8/1/2041	17,581	17,402
Freddie Mac Gold Pool 4.5% 8/1/2041	2,226	2,202
Freddie Mac Gold Pool 4.5% 8/1/2041	72,203	71,468
Freddie Mac Gold Pool 4.5% 8/1/2041	866	857
Freddie Mac Gold Pool 4.5% 8/1/2041	709,830	702,398
Freddie Mac Gold Pool 4.5% 9/1/2039	436,140	431,972
Freddie Mac Gold Pool 4.5% 9/1/2039	660	654
Freddie Mac Gold Pool 4.5% 9/1/2039	1,631	1,615
Freddie Mac Gold Pool 4.5% 9/1/2039	5,752	5,695
Freddie Mac Gold Pool 4.5% 9/1/2039	27,157	26,890
Freddie Mac Gold Pool 4.5% 9/1/2040	1,017,824	1,007,504
Freddie Mac Gold Pool 4.5% 9/1/2041	728,952	721,307
Freddie Mac Gold Pool 4.5% 9/1/2041	93,965	93,005
Freddie Mac Gold Pool 4.5% 9/1/2041	967,331	957,321
Freddie Mac Gold Pool 4.5% 9/1/2041	19,757	19,553
Freddie Mac Gold Pool 4.5% 9/1/2041	3,386,848	3,353,241
Freddie Mac Gold Pool 4.5% 9/1/2043	16,109	15,904
Freddie Mac Gold Pool 5% 1/1/2035	767,066	772,953
Freddie Mac Gold Pool 5% 1/1/2037	35,176	35,503
Freddie Mac Gold Pool 5% 1/1/2040	368,881	372,980
Freddie Mac Gold Pool 5% 1/1/2041	6,537	6,611
Freddie Mac Gold Pool 5% 1/1/2053	8,514,769	8,404,360
Freddie Mac Gold Pool 5% 10/1/2033	946	953
Freddie Mac Gold Pool 5% 10/1/2033	3,004	3,026
Freddie Mac Gold Pool 5% 10/1/2033	83,507	84,169
Freddie Mac Gold Pool 5% 10/1/2033	60,544	61,004
Freddie Mac Gold Pool 5% 10/1/2052	8,393,095	8,323,606
Freddie Mac Gold Pool 5% 10/1/2054	14,699,998	14,425,550
Freddie Mac Gold Pool 5% 10/1/2054	4,000,004	3,925,324
Freddie Mac Gold Pool 5% 11/1/2033	42,299	42,605
Freddie Mac Gold Pool 5% 11/1/2034	332	334
Freddie Mac Gold Pool 5% 11/1/2035	49,546	50,006
Freddie Mac Gold Pool 5% 11/1/2037	4,250	4,292
Freddie Mac Gold Pool 5% 11/1/2040	18,555	18,760
Freddie Mac Gold Pool 5% 11/1/2052	18,619,047	18,453,257
Freddie Mac Gold Pool 5% 11/1/2052	3,688,144	3,663,371
Freddie Mac Gold Pool 5% 11/1/2054	77,796,742	76,344,285
Freddie Mac Gold Pool 5% 12/1/2033	10,857	10,936
Freddie Mac Gold Pool 5% 12/1/2033	32,478	32,735
Freddie Mac Gold Pool 5% 12/1/2033	55,203	55,655
Freddie Mac Gold Pool 5% 12/1/2034	17,082	17,224
Freddie Mac Gold Pool 5% 12/1/2034	3,416	3,447
Freddie Mac Gold Pool 5% 12/1/2034	5,070	5,117
Freddie Mac Gold Pool 5% 12/1/2035	133,072	134,244
Freddie Mac Gold Pool 5% 12/1/2052	8,776,719	8,698,569
Freddie Mac Gold Pool 5% 12/1/2052	2,326,690	2,305,972
Freddie Mac Gold Pool 5% 12/1/2052	2,120,528	2,100,321
Freddie Mac Gold Pool 5% 12/1/2052	2,501,952	2,478,110
Freddie Mac Gold Pool 5% 12/1/2054	11,599,005	11,382,453
Freddie Mac Gold Pool 5% 2/1/2035	78,399	78,934
Freddie Mac Gold Pool 5% 2/1/2040	65,923	66,659
Freddie Mac Gold Pool 5% 2/1/2041	45,756	46,255
Freddie Mac Gold Pool 5% 2/1/2041	14,644	14,805
Freddie Mac Gold Pool 5% 3/1/2041	45,367	45,864
Freddie Mac Gold Pool 5% 3/1/2041	30,435	30,775
Freddie Mac Gold Pool 5% 3/1/2041	4,890	4,902
Freddie Mac Gold Pool 5% 4/1/2034	27,897	28,121
Freddie Mac Gold Pool 5% 4/1/2034	156	157
Freddie Mac Gold Pool 5% 4/1/2035	210,115	211,763
Freddie Mac Gold Pool 5% 4/1/2035	52,068	52,536
Freddie Mac Gold Pool 5% 4/1/2035	67,440	68,059
Freddie Mac Gold Pool 5% 4/1/2036	489,289	493,822
Freddie Mac Gold Pool 5% 4/1/2038	35,130	35,487
Freddie Mac Gold Pool 5% 4/1/2040	421,511	426,096
Freddie Mac Gold Pool 5% 4/1/2041	10,958	11,078
Freddie Mac Gold Pool 5% 5/1/2034	17,548	17,683
Freddie Mac Gold Pool 5% 5/1/2034	38,354	38,663
Freddie Mac Gold Pool 5% 5/1/2034	2,862	2,884
Freddie Mac Gold Pool 5% 5/1/2034	23,117	23,289
Freddie Mac Gold Pool 5% 5/1/2035	6,834	6,887
Freddie Mac Gold Pool 5% 5/1/2035	195,921	197,681
Freddie Mac Gold Pool 5% 5/1/2040	59,806	60,457
Freddie Mac Gold Pool 5% 5/1/2041	26,638	26,930
Freddie Mac Gold Pool 5% 5/1/2052	348,945	347,583
Freddie Mac Gold Pool 5% 5/1/2054	333,603	327,401
Freddie Mac Gold Pool 5% 6/1/2035	36,479	36,783
Freddie Mac Gold Pool 5% 6/1/2035	16,455	16,604
Freddie Mac Gold Pool 5% 6/1/2038	9,886	9,990
Freddie Mac Gold Pool 5% 6/1/2038	13,006	13,148
Freddie Mac Gold Pool 5% 6/1/2040	267,309	270,170
Freddie Mac Gold Pool 5% 6/1/2040	212,060	214,352
Freddie Mac Gold Pool 5% 6/1/2041	4,878,119	4,932,687
Freddie Mac Gold Pool 5% 6/1/2041	32,895	33,257
Freddie Mac Gold Pool 5% 6/1/2052	1,037,002	1,032,305
Freddie Mac Gold Pool 5% 6/1/2052	4,237,550	4,214,385
Freddie Mac Gold Pool 5% 6/1/2053	6,153,916	6,147,197
Freddie Mac Gold Pool 5% 7/1/2033	3,012	3,013
Freddie Mac Gold Pool 5% 7/1/2034	442	446
Freddie Mac Gold Pool 5% 7/1/2035	1,273,511	1,284,345
Freddie Mac Gold Pool 5% 7/1/2035	176,651	178,279
Freddie Mac Gold Pool 5% 7/1/2035	4,288	4,327
Freddie Mac Gold Pool 5% 7/1/2035	1,245	1,257
Freddie Mac Gold Pool 5% 7/1/2035	2,570	2,593
Freddie Mac Gold Pool 5% 7/1/2035	6,228	6,285
Freddie Mac Gold Pool 5% 7/1/2035	2,267	2,286
Freddie Mac Gold Pool 5% 7/1/2035	8,316	8,389
Freddie Mac Gold Pool 5% 7/1/2035	1,865	1,883
Freddie Mac Gold Pool 5% 7/1/2040	50,115	50,641
Freddie Mac Gold Pool 5% 7/1/2040	3,120	3,154
Freddie Mac Gold Pool 5% 7/1/2041	27,467	27,769
Freddie Mac Gold Pool 5% 7/1/2041	31,198	31,541
Freddie Mac Gold Pool 5% 7/1/2041	8,138	8,210
Freddie Mac Gold Pool 5% 7/1/2041	15,514	15,622
Freddie Mac Gold Pool 5% 7/1/2041	22,481	22,719
Freddie Mac Gold Pool 5% 7/1/2041	20,822	21,050
Freddie Mac Gold Pool 5% 7/1/2041	13,724	13,877
Freddie Mac Gold Pool 5% 8/1/2033	7,085	7,137
Freddie Mac Gold Pool 5% 8/1/2033	22,666	22,842
Freddie Mac Gold Pool 5% 8/1/2034	308,716	311,190
Freddie Mac Gold Pool 5% 8/1/2035	24,765	24,966
Freddie Mac Gold Pool 5% 8/1/2035	3,149	3,179
Freddie Mac Gold Pool 5% 8/1/2036	6,724	6,785
Freddie Mac Gold Pool 5% 8/1/2036	24,554	24,772
Freddie Mac Gold Pool 5% 8/1/2040	232,087	234,576
Freddie Mac Gold Pool 5% 8/1/2040	12,191	12,319
Freddie Mac Gold Pool 5% 9/1/2033	75,351	75,910
Freddie Mac Gold Pool 5% 9/1/2035	155,398	156,780
Freddie Mac Gold Pool 5% 9/1/2035	747	754
Freddie Mac Gold Pool 5% 9/1/2035	7,000	7,062
Freddie Mac Gold Pool 5% 9/1/2052	1,312,568	1,294,933
Freddie Mac Gold Pool 5.5% 10/1/2054	256,220	255,929
Freddie Mac Gold Pool 5.5% 11/1/2054	86,592,527	86,494,270
Freddie Mac Gold Pool 5.5% 2/1/2054	1,313,769	1,313,510
Freddie Mac Gold Pool 5.5% 3/1/2053 (n)(q)	29,629,905	30,031,473
Freddie Mac Gold Pool 5.5% 3/1/2054	34,122,556	34,083,837
Freddie Mac Gold Pool 5.5% 5/1/2053	11,587,166	11,671,785
Freddie Mac Gold Pool 5.5% 9/1/2052	19,687,542	19,855,926
Freddie Mac Gold Pool 5.5% 9/1/2054	57,351,903	57,286,826
Freddie Mac Gold Pool 5.5% 9/1/2054	348,254	348,076
Freddie Mac Gold Pool 6% 1/1/2029	1,056	1,076
Freddie Mac Gold Pool 6% 1/1/2029	2,249	2,287
Freddie Mac Gold Pool 6% 1/1/2029	222	226
Freddie Mac Gold Pool 6% 1/1/2032	17,328	17,842
Freddie Mac Gold Pool 6% 1/1/2032	11,276	11,602
Freddie Mac Gold Pool 6% 10/1/2032	9,679	9,987
Freddie Mac Gold Pool 6% 10/1/2034	4,569	4,693
Freddie Mac Gold Pool 6% 11/1/2028	302	307
Freddie Mac Gold Pool 6% 11/1/2029	916	934
Freddie Mac Gold Pool 6% 11/1/2031	13,028	13,415
Freddie Mac Gold Pool 6% 11/1/2032	9,915	10,226
Freddie Mac Gold Pool 6% 11/1/2052	1,582,042	1,604,326
Freddie Mac Gold Pool 6% 11/1/2053	4,127,222	4,202,123
Freddie Mac Gold Pool 6% 12/1/2032	5,231	5,393
Freddie Mac Gold Pool 6% 12/1/2037	63,160	66,114
Freddie Mac Gold Pool 6% 12/1/2037	241,134	252,561
Freddie Mac Gold Pool 6% 2/1/2029	607	619
Freddie Mac Gold Pool 6% 2/1/2029	66	66
Freddie Mac Gold Pool 6% 2/1/2029	383	390
Freddie Mac Gold Pool 6% 2/1/2029	640	648
Freddie Mac Gold Pool 6% 2/1/2029	202	205
Freddie Mac Gold Pool 6% 2/1/2029	223	228
Freddie Mac Gold Pool 6% 2/1/2029	401	408
Freddie Mac Gold Pool 6% 3/1/2029	780	796
Freddie Mac Gold Pool 6% 3/1/2029	200	204
Freddie Mac Gold Pool 6% 3/1/2029	1,365	1,392
Freddie Mac Gold Pool 6% 3/1/2029	244	249
Freddie Mac Gold Pool 6% 3/1/2053	8,834,002	9,071,620
Freddie Mac Gold Pool 6% 4/1/2029	452	458
Freddie Mac Gold Pool 6% 4/1/2029	97	98
Freddie Mac Gold Pool 6% 4/1/2031	9,099	9,343
Freddie Mac Gold Pool 6% 4/1/2032	5,886	6,064
Freddie Mac Gold Pool 6% 4/1/2033	33,242	34,274
Freddie Mac Gold Pool 6% 4/1/2054	10,400,677	10,683,685
Freddie Mac Gold Pool 6% 5/1/2029	378	385
Freddie Mac Gold Pool 6% 5/1/2029	2,127	2,159
Freddie Mac Gold Pool 6% 5/1/2029	407	412
Freddie Mac Gold Pool 6% 5/1/2033	246,583	253,196
Freddie Mac Gold Pool 6% 6/1/2029	394	401
Freddie Mac Gold Pool 6% 6/1/2029	4,295	4,366
Freddie Mac Gold Pool 6% 6/1/2029	227	231
Freddie Mac Gold Pool 6% 6/1/2029	85	87
Freddie Mac Gold Pool 6% 6/1/2029	793	807
Freddie Mac Gold Pool 6% 6/1/2031	3,006	3,093
Freddie Mac Gold Pool 6% 7/1/2028	115	116
Freddie Mac Gold Pool 6% 7/1/2029	1,467	1,494
Freddie Mac Gold Pool 6% 7/1/2029	483	493
Freddie Mac Gold Pool 6% 7/1/2029	909	926
Freddie Mac Gold Pool 6% 7/1/2029	128	130
Freddie Mac Gold Pool 6% 7/1/2029	430	438
Freddie Mac Gold Pool 6% 7/1/2029	163	166
Freddie Mac Gold Pool 6% 7/1/2029	67	67
Freddie Mac Gold Pool 6% 7/1/2029	630	640
Freddie Mac Gold Pool 6% 7/1/2029	713	726
Freddie Mac Gold Pool 6% 7/1/2032	23,232	23,889
Freddie Mac Gold Pool 6% 7/1/2033	34,145	35,276
Freddie Mac Gold Pool 6% 7/1/2037	15,299	16,019
Freddie Mac Gold Pool 6% 8/1/2029	106	109
Freddie Mac Gold Pool 6% 8/1/2037	120,869	126,277
Freddie Mac Gold Pool 6% 9/1/2033	183,607	189,628
Freddie Mac Gold Pool 6% 9/1/2036	17,577	18,375
Freddie Mac Gold Pool 6% 9/1/2054	1,968,349	2,015,143
Freddie Mac Gold Pool 6% 9/1/2054	6,019,736	6,207,992
Freddie Mac Gold Pool 6.5% 1/1/2032	120,898	125,407
Freddie Mac Gold Pool 6.5% 1/1/2054	20,129,617	20,902,967
Freddie Mac Gold Pool 6.5% 10/1/2032	73,075	75,940
Freddie Mac Gold Pool 6.5% 10/1/2053	5,729,879	5,932,554
Freddie Mac Gold Pool 6.5% 10/1/2053	5,513,904	5,724,447
Freddie Mac Gold Pool 6.5% 10/1/2053	22,002,463	22,682,747
Freddie Mac Gold Pool 6.5% 2/1/2037	6,579	6,895
Freddie Mac Gold Pool 6.5% 3/1/2032	759	788
Freddie Mac Gold Pool 6.5% 3/1/2032	540	561
Freddie Mac Gold Pool 6.5% 3/1/2036	378,398	392,373
Freddie Mac Gold Pool 6.5% 3/1/2037	6,577	6,950
Freddie Mac Gold Pool 6.5% 4/1/2032	384	399
Freddie Mac Gold Pool 6.5% 4/1/2032	7,563	7,843
Freddie Mac Gold Pool 6.5% 5/1/2031	858	889
Freddie Mac Gold Pool 6.5% 5/1/2033	10,336	10,650
Freddie Mac Gold Pool 6.5% 6/1/2054	3,911,230	4,093,884
Freddie Mac Gold Pool 6.5% 7/1/2032	1,808	1,876
Freddie Mac Gold Pool 6.5% 8/1/2032	27,658	28,680
Freddie Mac Gold Pool 6.5% 8/1/2032	16,739	17,382
Freddie Mac Gold Pool 6.5% 8/1/2032	18,575	19,296
Freddie Mac Gold Pool 6.5% 9/1/2039	737,273	779,321
Freddie Mac Gold Pool 6.5% 9/1/2053	5,700,456	5,902,090
Freddie Mac Gold Pool 6.5% 9/1/2053	5,942,580	6,184,349
Freddie Mac Gold Pool 6.5% 9/1/2054	4,519,960	4,732,807
Freddie Mac Gold Pool 7% 1/1/2036	36,370	38,176
Freddie Mac Gold Pool 7% 11/1/2026	1,641	1,662
Freddie Mac Gold Pool 7% 11/1/2034	58,088	60,988
Freddie Mac Gold Pool 7% 11/1/2034	60,389	63,734
Freddie Mac Gold Pool 7% 12/1/2026	8,652	8,749
Freddie Mac Gold Pool 7% 2/1/2027	1,118	1,125
Freddie Mac Gold Pool 7% 3/1/2026	5,519	5,548
Freddie Mac Gold Pool 7% 4/1/2032	24,202	25,258
Freddie Mac Gold Pool 7% 4/1/2032	9,676	10,183
Freddie Mac Gold Pool 7% 7/1/2026	1,654	1,663
Freddie Mac Gold Pool 7% 7/1/2029	102,455	106,095
Freddie Mac Gold Pool 7% 8/1/2026	13,813	13,940
Freddie Mac Gold Pool 7% 8/1/2034	1,646	1,751
Freddie Mac Gold Pool 7% 9/1/2026	15,658	15,813
Freddie Mac Gold Pool 7% 9/1/2035	150,456	158,269
Freddie Mac Gold Pool 7.5% 1/1/2027	459	466
Freddie Mac Gold Pool 7.5% 11/1/2029	383	400
Freddie Mac Gold Pool 7.5% 11/1/2029	73	74
Freddie Mac Gold Pool 7.5% 11/1/2030	42	43
Freddie Mac Gold Pool 7.5% 11/1/2030	798	843
Freddie Mac Gold Pool 7.5% 11/1/2031	932	991
Freddie Mac Gold Pool 7.5% 2/1/2032	27,073	28,702
Freddie Mac Gold Pool 7.5% 5/1/2031	1,047	1,096
Freddie Mac Gold Pool 7.5% 6/1/2027	161	165
Freddie Mac Gold Pool 7.5% 7/1/2027	7	6
Freddie Mac Gold Pool 7.5% 7/1/2034	12,400	12,931
Freddie Mac Gold Pool 7.5% 8/1/2030	240	252
Freddie Mac Gold Pool 7.5% 9/1/2030	82	85
Freddie Mac Gold Pool 7.5% 9/1/2030	1,063	1,121
Freddie Mac Gold Pool 7.5% 9/1/2030	54	53
Freddie Mac Gold Pool 7.5% 9/1/2031	761	803
Freddie Mac Gold Pool 8% 10/1/2030	436	439
Freddie Mac Gold Pool 8% 11/1/2031	2,569	2,666
Freddie Mac Gold Pool 8% 2/1/2030	334	343
Freddie Mac Gold Pool 8% 4/1/2032	355	368
Freddie Mac Gold Pool 8% 7/1/2025	34	33
Freddie Mac Gold Pool 8% 7/1/2030	2,474	2,570
Freddie Mac Gold Pool 8% 8/1/2030	81	83
Freddie Mac Gold Pool 8% 8/1/2030	5,889	6,081
Freddie Mac Gold Pool 8% 8/1/2030	200	208
Freddie Mac Gold Pool 8% 9/1/2030	170	176
Freddie Mac Gold Pool 8.5% 1/1/2028	57	57
Freddie Mac Gold Pool 8.5% 11/1/2026	13	12
Freddie Mac Gold Pool 8.5% 12/1/2027	91	93
Freddie Mac Gold Pool 8.5% 2/1/2027	1,311	1,334
Freddie Mac Gold Pool 8.5% 5/1/2025	2	1
Freddie Mac Gold Pool 8.5% 5/1/2027	77	77
Freddie Mac Gold Pool 8.5% 5/1/2027	140	142
Freddie Mac Gold Pool 8.5% 8/1/2026	297	302
Freddie Mac Gold Pool 8.5% 8/1/2027	3,470	3,549
Freddie Mac Gold Pool 8.5% 8/1/2027	262	266
Freddie Mac Gold Pool 8.5% 8/1/2027	78	78
Freddie Mac Gold Pool 8.5% 8/1/2027	958	986
Freddie Mac Gold Pool 8.5% 9/1/2026	151	153
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	94,748	95,572
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	166,292	168,240
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(c)	1,678	1,700
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	282,441	286,610
Freddie Mac Non Gold Pool 4% 9/1/2040	34,707	33,529
Freddie Mac Non Gold Pool 4.5% 10/1/2040	45,046	44,596
Freddie Mac Non Gold Pool 4.5% 9/1/2040	904	894
Freddie Mac Non Gold Pool 5% 8/1/2053	10,690,574	10,525,225
Freddie Mac Non Gold Pool 5.5% 5/1/2053	41,008,688	41,397,873
Freddie Mac Non Gold Pool 5.5% 6/1/2053	20,838,348	21,016,575
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,276,068	8,346,852
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,158,421	4,197,886
Freddie Mac Non Gold Pool 6% 11/1/2054	8,792,796	9,023,810
Freddie Mac Non Gold Pool 6% 6/1/2053	6,936,856	7,112,606
Freddie Mac Non Gold Pool 6% 6/1/2053	5,886,337	6,026,274
Freddie Mac Non Gold Pool 6% 6/1/2053	7,108,555	7,261,998
Freddie Mac Non Gold Pool 6% 7/1/2053	6,353,121	6,504,155
Freddie Mac Non Gold Pool 6% 7/1/2053	7,168,849	7,350,476
Freddie Mac Non Gold Pool 6% 9/1/2053	8,062,621	8,208,942
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	28,303	28,712
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	146,746	149,113
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	94,488	95,884
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	922,907	946,452
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	326,278	332,821
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	204,633	208,658
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	60,651	61,976
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	34,950	35,672
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	149,240	152,616
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	279,830	286,511
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	189,440	193,759
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	269,769	275,781
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	77,340	79,059
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	117,312	120,337
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.961%, 7.711% 6/1/2033 (b)(c)	5,033	5,127
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	50,603	51,813
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	1,540	1,564
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	43,557	44,552
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.16%, 6.41% 11/1/2035 (b)(c)	2,267	2,330
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	77,808	79,996
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.125%, 6.424% 8/1/2037 (b)(c)	58,712	58,539
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.655%, 7.071% 4/1/2035 (b)(c)	40,695	41,071
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	103,957	105,190
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	70,325	71,328
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	51,299	51,961
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	6,615	6,797
Ginnie Mae I Pool 2.5% 1/20/2052	9,665,884	8,184,662
Ginnie Mae I Pool 2.5% 12/20/2051	9,858,875	8,335,756
Ginnie Mae I Pool 2.5% 12/20/2051	14,983,776	12,682,946
Ginnie Mae I Pool 2.5% 12/20/2051	7,754,549	6,566,225
Ginnie Mae I Pool 2.5% 8/20/2051	54,962,639	46,540,039
Ginnie Mae I Pool 2.5% 8/20/2051	8,324,522	7,048,854
Ginnie Mae I Pool 2.5% 8/20/2051	14,275,767	12,088,117
Ginnie Mae I Pool 2.5% 9/20/2051	24,427,078	20,683,818
Ginnie Mae I Pool 2.5% 9/20/2051	14,172,697	12,000,841
Ginnie Mae I Pool 3% 1/15/2045	58,370	52,427
Ginnie Mae I Pool 3% 1/15/2045	39,787	35,736
Ginnie Mae I Pool 3% 1/15/2045	44,352	39,836
Ginnie Mae I Pool 3% 1/15/2045	34,597	31,074
Ginnie Mae I Pool 3% 1/15/2045	15,659	14,065
Ginnie Mae I Pool 3% 12/15/2042	1,382,225	1,239,704
Ginnie Mae I Pool 3% 12/20/2042	4,149,130	3,766,262
Ginnie Mae I Pool 3% 2/15/2045	414,367	372,175
Ginnie Mae I Pool 3% 2/15/2045	57,309	51,474
Ginnie Mae I Pool 3% 2/15/2045	163,666	147,001
Ginnie Mae I Pool 3% 2/15/2045	74,790	67,174
Ginnie Mae I Pool 3% 2/15/2045	37,523	33,703
Ginnie Mae I Pool 3% 2/20/2050	3,514,649	3,110,981
Ginnie Mae I Pool 3% 3/15/2045	25,658	23,046
Ginnie Mae I Pool 3% 3/15/2045	60,178	54,050
Ginnie Mae I Pool 3% 3/15/2045	56,333	50,597
Ginnie Mae I Pool 3% 3/15/2045	30,577	27,463
Ginnie Mae I Pool 3% 3/15/2045	66,051	59,325
Ginnie Mae I Pool 3% 3/15/2045	321,043	288,353
Ginnie Mae I Pool 3% 3/15/2045	199,215	178,930
Ginnie Mae I Pool 3% 3/15/2045	94,571	84,942
Ginnie Mae I Pool 3% 3/15/2045	15,425	13,854
Ginnie Mae I Pool 3% 3/15/2045	82,514	74,112
Ginnie Mae I Pool 3% 3/15/2045	190,430	171,039
Ginnie Mae I Pool 3% 3/15/2045	37,092	33,315
Ginnie Mae I Pool 3% 3/15/2045	154,025	138,342
Ginnie Mae I Pool 3% 3/15/2045	142,248	127,763
Ginnie Mae I Pool 3% 3/20/2043	2,784,494	2,527,837
Ginnie Mae I Pool 3% 3/20/2043	1,184,076	1,075,605
Ginnie Mae I Pool 3% 4/15/2042	19,102	17,318
Ginnie Mae I Pool 3% 4/15/2043	148,605	134,159
Ginnie Mae I Pool 3% 4/15/2043	17,141	15,485
Ginnie Mae I Pool 3% 4/15/2043	155,850	140,179
Ginnie Mae I Pool 3% 4/15/2043	14,912	13,600
Ginnie Mae I Pool 3% 4/15/2045	36,615	32,886
Ginnie Mae I Pool 3% 4/15/2045	23,159	20,800
Ginnie Mae I Pool 3% 5/15/2042	16,620	15,058
Ginnie Mae I Pool 3% 5/15/2043	10,901	9,817
Ginnie Mae I Pool 3% 5/15/2043	253,994	228,593
Ginnie Mae I Pool 3% 5/15/2043	150,997	134,827
Ginnie Mae I Pool 3% 5/15/2043	44,043	39,602
Ginnie Mae I Pool 3% 5/15/2043	121,023	109,087
Ginnie Mae I Pool 3% 5/15/2043	40,349	36,100
Ginnie Mae I Pool 3% 5/15/2043	321,637	291,602
Ginnie Mae I Pool 3% 5/15/2043	880,951	791,893
Ginnie Mae I Pool 3% 5/15/2043	777,058	701,744
Ginnie Mae I Pool 3% 5/15/2045	108,581	97,525
Ginnie Mae I Pool 3% 5/15/2045	72,448	65,071
Ginnie Mae I Pool 3% 6/15/2042	306,095	276,873
Ginnie Mae I Pool 3% 6/15/2043	150,967	135,705
Ginnie Mae I Pool 3% 6/15/2043	13,608	12,240
Ginnie Mae I Pool 3% 6/15/2043	29,958	27,160
Ginnie Mae I Pool 3% 6/15/2043	473,661	426,947
Ginnie Mae I Pool 3% 6/15/2043	30,419	27,497
Ginnie Mae I Pool 3% 6/15/2045	13,518	12,141
Ginnie Mae I Pool 3% 6/15/2045	105,899	95,116
Ginnie Mae I Pool 3% 6/15/2045	23,014	20,671
Ginnie Mae I Pool 3% 6/20/2042	66,929	60,776
Ginnie Mae I Pool 3% 7/15/2042	14,127	12,795
Ginnie Mae I Pool 3% 7/15/2043	3,445	3,106
Ginnie Mae I Pool 3% 7/15/2045	122,515	110,040
Ginnie Mae I Pool 3% 7/15/2045	51,083	45,881
Ginnie Mae I Pool 3% 7/15/2045	42,479	38,154
Ginnie Mae I Pool 3% 7/15/2045	56,996	51,193
Ginnie Mae I Pool 3% 7/15/2045	44,238	39,734
Ginnie Mae I Pool 3% 7/15/2045	15,823	14,212
Ginnie Mae I Pool 3% 7/15/2045	75,475	67,790
Ginnie Mae I Pool 3% 7/15/2045	198,144	177,968
Ginnie Mae I Pool 3% 7/15/2045	58,131	52,212
Ginnie Mae I Pool 3% 7/15/2045	54,608	49,048
Ginnie Mae I Pool 3% 7/15/2045	115,391	103,642
Ginnie Mae I Pool 3% 8/15/2042	34,844	31,379
Ginnie Mae I Pool 3% 8/15/2043	35,534	32,029
Ginnie Mae I Pool 3% 9/15/2042	33,534	30,140
Ginnie Mae I Pool 3.5% 1/15/2041	47,562	44,338
Ginnie Mae I Pool 3.5% 1/15/2042	6,015	5,592
Ginnie Mae I Pool 3.5% 1/15/2042	622,694	577,008
Ginnie Mae I Pool 3.5% 1/15/2042	469,699	435,788
Ginnie Mae I Pool 3.5% 1/15/2042	11,496	10,692
Ginnie Mae I Pool 3.5% 1/15/2043	20,780	19,284
Ginnie Mae I Pool 3.5% 1/15/2043	676,067	627,123
Ginnie Mae I Pool 3.5% 10/20/2054	299,999	274,190
Ginnie Mae I Pool 3.5% 11/15/2040	83,582	77,916
Ginnie Mae I Pool 3.5% 11/15/2042	1,529,567	1,419,138
Ginnie Mae I Pool 3.5% 12/15/2040	16,491	15,377
Ginnie Mae I Pool 3.5% 12/15/2041	520,255	482,591
Ginnie Mae I Pool 3.5% 12/15/2041	326,048	303,518
Ginnie Mae I Pool 3.5% 12/15/2041	596,560	553,848
Ginnie Mae I Pool 3.5% 12/15/2041	52,480	48,831
Ginnie Mae I Pool 3.5% 12/20/2049	129,752	118,467
Ginnie Mae I Pool 3.5% 12/20/2049	30,126	27,523
Ginnie Mae I Pool 3.5% 12/20/2049	100,855	92,714
Ginnie Mae I Pool 3.5% 12/20/2049	285,041	261,409
Ginnie Mae I Pool 3.5% 2/15/2042	24,886	23,135
Ginnie Mae I Pool 3.5% 2/15/2042	508,674	471,649
Ginnie Mae I Pool 3.5% 2/15/2042	402,862	373,538
Ginnie Mae I Pool 3.5% 2/15/2042	559,959	520,556
Ginnie Mae I Pool 3.5% 2/15/2042	196,122	182,362
Ginnie Mae I Pool 3.5% 2/15/2043	71,635	66,379
Ginnie Mae I Pool 3.5% 2/15/2043	3,003,990	2,791,983
Ginnie Mae I Pool 3.5% 2/15/2043	118,901	110,364
Ginnie Mae I Pool 3.5% 2/15/2044	428,229	395,098
Ginnie Mae I Pool 3.5% 2/20/2043	1,561,927	1,457,938
Ginnie Mae I Pool 3.5% 3/15/2042	3,559	3,302
Ginnie Mae I Pool 3.5% 3/15/2042	2,145,163	1,993,768
Ginnie Mae I Pool 3.5% 3/15/2042	9,022	8,397
Ginnie Mae I Pool 3.5% 3/15/2043	20,761	19,246
Ginnie Mae I Pool 3.5% 3/15/2043	49,384	45,819
Ginnie Mae I Pool 3.5% 3/20/2043	699,566	652,722
Ginnie Mae I Pool 3.5% 4/15/2043	2,860,653	2,659,951
Ginnie Mae I Pool 3.5% 4/15/2043	458,684	424,172
Ginnie Mae I Pool 3.5% 5/15/2042	114,946	106,857
Ginnie Mae I Pool 3.5% 5/15/2042	164,684	153,199
Ginnie Mae I Pool 3.5% 5/15/2043	96,332	89,696
Ginnie Mae I Pool 3.5% 5/15/2043	108,094	100,040
Ginnie Mae I Pool 3.5% 5/15/2043	33,910	31,475
Ginnie Mae I Pool 3.5% 5/15/2043	83,828	77,759
Ginnie Mae I Pool 3.5% 5/20/2046	91,542	84,802
Ginnie Mae I Pool 3.5% 5/20/2046	130,066	120,665
Ginnie Mae I Pool 3.5% 5/20/2046	129,789	120,408
Ginnie Mae I Pool 3.5% 5/20/2046	176,605	163,840
Ginnie Mae I Pool 3.5% 5/20/2046	139,134	129,077
Ginnie Mae I Pool 3.5% 5/20/2046	261,149	242,273
Ginnie Mae I Pool 3.5% 6/15/2042	22,022	20,424
Ginnie Mae I Pool 3.5% 6/15/2043	67,414	62,417
Ginnie Mae I Pool 3.5% 6/15/2043	6,931	6,444
Ginnie Mae I Pool 3.5% 6/15/2043	160,347	148,739
Ginnie Mae I Pool 3.5% 6/15/2043	200,305	185,382
Ginnie Mae I Pool 3.5% 6/15/2043	87,286	81,486
Ginnie Mae I Pool 3.5% 6/15/2043	164,208	151,734
Ginnie Mae I Pool 3.5% 6/15/2043	16,425	15,192
Ginnie Mae I Pool 3.5% 6/20/2046	172,690	160,208
Ginnie Mae I Pool 3.5% 6/20/2046	706,402	655,342
Ginnie Mae I Pool 3.5% 6/20/2046	165,188	153,248
Ginnie Mae I Pool 3.5% 6/20/2046	59,903	55,610
Ginnie Mae I Pool 3.5% 6/20/2046	106,384	98,694
Ginnie Mae I Pool 3.5% 6/20/2046	183,737	170,456
Ginnie Mae I Pool 3.5% 6/20/2046	154,651	143,473
Ginnie Mae I Pool 3.5% 7/15/2042	442,105	410,363
Ginnie Mae I Pool 3.5% 7/15/2042	150,754	139,930
Ginnie Mae I Pool 3.5% 7/15/2042	38,852	36,040
Ginnie Mae I Pool 3.5% 7/15/2043	5,831	5,412
Ginnie Mae I Pool 3.5% 7/15/2043	76,612	70,933
Ginnie Mae I Pool 3.5% 7/20/2043	616,377	573,189
Ginnie Mae I Pool 3.5% 7/20/2046	20,671,339	19,190,096
Ginnie Mae I Pool 3.5% 8/15/2042	36,899	34,213
Ginnie Mae I Pool 3.5% 8/15/2043	2,266	2,095
Ginnie Mae I Pool 3.5% 8/15/2043	42,719	39,505
Ginnie Mae I Pool 3.5% 9/15/2041	5,921	5,517
Ginnie Mae I Pool 3.5% 9/15/2042	110,405	102,284
Ginnie Mae I Pool 3.5% 9/15/2042	6,694	6,207
Ginnie Mae I Pool 3.5% 9/15/2042	45,352	42,016
Ginnie Mae I Pool 3.5% 9/15/2042	49,473	46,197
Ginnie Mae I Pool 3.5% 9/15/2042	78,822	73,039
Ginnie Mae I Pool 3.5% 9/15/2043	38,909	36,032
Ginnie Mae I Pool 4% 1/15/2040	108,160	104,430
Ginnie Mae I Pool 4% 1/15/2040	111,252	107,251
Ginnie Mae I Pool 4% 1/15/2041	22,026	21,223
Ginnie Mae I Pool 4% 1/15/2041	579,997	558,653
Ginnie Mae I Pool 4% 1/15/2041	10,955	10,551
Ginnie Mae I Pool 4% 1/15/2042	13,591	13,086
Ginnie Mae I Pool 4% 1/15/2043	39,933	38,372
Ginnie Mae I Pool 4% 1/15/2047	208,768	198,373
Ginnie Mae I Pool 4% 1/15/2047	238,703	226,817
Ginnie Mae I Pool 4% 1/15/2047	72,971	69,338
Ginnie Mae I Pool 4% 1/15/2047	153,262	145,631
Ginnie Mae I Pool 4% 10/15/2039	131,209	126,697
Ginnie Mae I Pool 4% 10/15/2040	588,828	567,450
Ginnie Mae I Pool 4% 10/15/2040	585,727	564,611
Ginnie Mae I Pool 4% 10/15/2040	11,326	10,917
Ginnie Mae I Pool 4% 10/15/2040	12,375	11,927
Ginnie Mae I Pool 4% 10/15/2040	61,981	59,741
Ginnie Mae I Pool 4% 10/15/2040	612,083	589,860
Ginnie Mae I Pool 4% 10/15/2041	57,852	55,659
Ginnie Mae I Pool 4% 10/15/2041	1,231,652	1,184,959
Ginnie Mae I Pool 4% 10/15/2041	591,790	569,856
Ginnie Mae I Pool 4% 10/15/2041	319,165	307,419
Ginnie Mae I Pool 4% 10/15/2041	144,972	139,733
Ginnie Mae I Pool 4% 10/15/2041	100,596	96,835
Ginnie Mae I Pool 4% 10/15/2041	74,575	71,811
Ginnie Mae I Pool 4% 10/15/2041	52,476	50,562
Ginnie Mae I Pool 4% 10/15/2041	35,713	34,374
Ginnie Mae I Pool 4% 10/15/2041	107,335	103,376
Ginnie Mae I Pool 4% 10/15/2041	6,305	6,078
Ginnie Mae I Pool 4% 10/15/2041	36,222	34,827
Ginnie Mae I Pool 4% 10/20/2042	139,514	133,507
Ginnie Mae I Pool 4% 11/15/2039	113,896	110,038
Ginnie Mae I Pool 4% 11/15/2040	150,684	145,151
Ginnie Mae I Pool 4% 11/15/2040	20,355	19,643
Ginnie Mae I Pool 4% 11/15/2041	280,195	269,779
Ginnie Mae I Pool 4% 11/15/2041	21,054	20,256
Ginnie Mae I Pool 4% 11/15/2041	1,345	1,297
Ginnie Mae I Pool 4% 11/15/2041	175,618	168,853
Ginnie Mae I Pool 4% 11/15/2041	10,629	10,242
Ginnie Mae I Pool 4% 11/15/2042	11,576	11,128
Ginnie Mae I Pool 4% 12/15/2039	311,033	299,874
Ginnie Mae I Pool 4% 12/15/2039	65,823	63,473
Ginnie Mae I Pool 4% 12/15/2040	2,467	2,377
Ginnie Mae I Pool 4% 12/15/2040	5,233	5,052
Ginnie Mae I Pool 4% 12/15/2040	24,745	23,817
Ginnie Mae I Pool 4% 12/15/2040	36,353	34,987
Ginnie Mae I Pool 4% 12/15/2040	4,247	4,091
Ginnie Mae I Pool 4% 12/15/2041	154,651	148,885
Ginnie Mae I Pool 4% 12/15/2041	191,776	184,566
Ginnie Mae I Pool 4% 12/15/2041	105,969	101,973
Ginnie Mae I Pool 4% 12/15/2041	86,198	82,922
Ginnie Mae I Pool 4% 12/15/2041	22,475	21,664
Ginnie Mae I Pool 4% 12/15/2041	22,983	22,104
Ginnie Mae I Pool 4% 12/15/2041	4,441	4,274
Ginnie Mae I Pool 4% 12/15/2042	8,616	8,288
Ginnie Mae I Pool 4% 12/15/2046	39,549	37,579
Ginnie Mae I Pool 4% 2/15/2040	268,957	259,453
Ginnie Mae I Pool 4% 2/15/2040	471,849	454,718
Ginnie Mae I Pool 4% 2/15/2040	49,468	47,693
Ginnie Mae I Pool 4% 2/15/2040	297,500	286,674
Ginnie Mae I Pool 4% 2/15/2041	40,576	39,103
Ginnie Mae I Pool 4% 2/15/2041	5,344	5,145
Ginnie Mae I Pool 4% 2/15/2041	79,526	76,528
Ginnie Mae I Pool 4% 2/15/2042	28,420	27,346
Ginnie Mae I Pool 4% 2/15/2042	35,950	34,598
Ginnie Mae I Pool 4% 2/15/2045	35,139	33,609
Ginnie Mae I Pool 4% 3/15/2040	2,368,387	2,283,006
Ginnie Mae I Pool 4% 3/15/2041	1,184,109	1,141,218
Ginnie Mae I Pool 4% 3/15/2041	20,490	19,834
Ginnie Mae I Pool 4% 3/15/2041	15,084	14,538
Ginnie Mae I Pool 4% 3/15/2042	65,397	62,925
Ginnie Mae I Pool 4% 3/15/2042	16,342	15,716
Ginnie Mae I Pool 4% 3/15/2042	20,859	20,052
Ginnie Mae I Pool 4% 3/15/2042	147,401	141,813
Ginnie Mae I Pool 4% 4/15/2040	230,940	222,479
Ginnie Mae I Pool 4% 4/15/2040	75,877	73,203
Ginnie Mae I Pool 4% 4/15/2041	2,789	2,687
Ginnie Mae I Pool 4% 4/15/2042	22,883	22,006
Ginnie Mae I Pool 4% 4/15/2043	34,303	32,958
Ginnie Mae I Pool 4% 4/15/2043	11,124	10,729
Ginnie Mae I Pool 4% 4/15/2046	2,320,522	2,219,486
Ginnie Mae I Pool 4% 4/20/2048	496,731	470,285
Ginnie Mae I Pool 4% 4/20/2048	542,832	513,932
Ginnie Mae I Pool 4% 5/15/2040	158,509	152,689
Ginnie Mae I Pool 4% 5/15/2041	23,467	22,716
Ginnie Mae I Pool 4% 5/15/2042	12,416	11,975
Ginnie Mae I Pool 4% 5/15/2043	14,347	13,770
Ginnie Mae I Pool 4% 5/15/2043	43,327	41,584
Ginnie Mae I Pool 4% 5/15/2045	32,648	31,175
Ginnie Mae I Pool 4% 5/20/2049	963,894	909,565
Ginnie Mae I Pool 4% 6/15/2041	19,502	18,779
Ginnie Mae I Pool 4% 6/15/2041	13,063	12,565
Ginnie Mae I Pool 4% 6/15/2041	30,172	29,054
Ginnie Mae I Pool 4% 6/15/2042	4,622	4,442
Ginnie Mae I Pool 4% 6/15/2042	6,965	6,691
Ginnie Mae I Pool 4% 6/15/2043	23,354	22,459
Ginnie Mae I Pool 4% 6/15/2043	35,775	34,362
Ginnie Mae I Pool 4% 6/15/2045	8,787	8,390
Ginnie Mae I Pool 4% 7/15/2039	122,757	118,386
Ginnie Mae I Pool 4% 7/15/2041	22,312	21,519
Ginnie Mae I Pool 4% 7/15/2041	3,101	2,982
Ginnie Mae I Pool 4% 7/15/2041	58,504	56,257
Ginnie Mae I Pool 4% 7/15/2041	54,850	52,817
Ginnie Mae I Pool 4% 7/15/2045	23,903	22,825
Ginnie Mae I Pool 4% 7/15/2046	112,718	107,317
Ginnie Mae I Pool 4% 7/15/2046	174,201	165,854
Ginnie Mae I Pool 4% 8/15/2039	6,489	6,263
Ginnie Mae I Pool 4% 8/15/2039	34,686	33,429
Ginnie Mae I Pool 4% 8/15/2039	55,246	53,289
Ginnie Mae I Pool 4% 8/15/2040	26,648	25,692
Ginnie Mae I Pool 4% 8/15/2041	83,256	80,185
Ginnie Mae I Pool 4% 8/15/2041	21,589	20,838
Ginnie Mae I Pool 4% 8/15/2041	17,136	16,515
Ginnie Mae I Pool 4% 8/15/2042	253,517	243,553
Ginnie Mae I Pool 4% 8/15/2042	31,854	30,679
Ginnie Mae I Pool 4% 8/15/2042	8,777	8,461
Ginnie Mae I Pool 4% 8/15/2043	13,976	13,407
Ginnie Mae I Pool 4% 8/15/2043	9,668	9,273
Ginnie Mae I Pool 4% 9/15/2039	79,429	76,746
Ginnie Mae I Pool 4% 9/15/2040	4,729	4,559
Ginnie Mae I Pool 4% 9/15/2041	136,132	131,043
Ginnie Mae I Pool 4% 9/15/2041	76,681	73,853
Ginnie Mae I Pool 4% 9/15/2041	76,790	74,015
Ginnie Mae I Pool 4% 9/15/2041	8,533	8,249
Ginnie Mae I Pool 4% 9/15/2041	15,710	15,120
Ginnie Mae I Pool 4% 9/15/2041	9,103	8,751
Ginnie Mae I Pool 4% 9/15/2041	4,147	3,993
Ginnie Mae I Pool 4.5% 1/15/2041	2,493	2,452
Ginnie Mae I Pool 4.5% 10/15/2039	11,158	10,984
Ginnie Mae I Pool 4.5% 10/15/2039	1,509	1,485
Ginnie Mae I Pool 4.5% 10/15/2039	3,493	3,439
Ginnie Mae I Pool 4.5% 10/15/2039	57,929	57,020
Ginnie Mae I Pool 4.5% 10/15/2040	6,554	6,447
Ginnie Mae I Pool 4.5% 11/15/2039	12,660	12,465
Ginnie Mae I Pool 4.5% 11/15/2039	5,089	5,010
Ginnie Mae I Pool 4.5% 11/15/2039	42,637	41,971
Ginnie Mae I Pool 4.5% 11/15/2039	7,032	6,921
Ginnie Mae I Pool 4.5% 11/15/2039	8,316	8,185
Ginnie Mae I Pool 4.5% 11/15/2039	103,761	102,125
Ginnie Mae I Pool 4.5% 11/15/2039	52,645	51,818
Ginnie Mae I Pool 4.5% 11/15/2039	95,958	94,519
Ginnie Mae I Pool 4.5% 11/15/2039	8,320	8,191
Ginnie Mae I Pool 4.5% 11/15/2039	347,041	341,587
Ginnie Mae I Pool 4.5% 11/15/2039	142,812	140,619
Ginnie Mae I Pool 4.5% 11/15/2039	1,712	1,685
Ginnie Mae I Pool 4.5% 11/15/2039	4,082	4,015
Ginnie Mae I Pool 4.5% 12/15/2039	9,363	9,223
Ginnie Mae I Pool 4.5% 2/15/2040	7,086	6,975
Ginnie Mae I Pool 4.5% 2/15/2040	8,030	7,908
Ginnie Mae I Pool 4.5% 2/15/2040	107,720	106,027
Ginnie Mae I Pool 4.5% 2/15/2040	6,061	5,966
Ginnie Mae I Pool 4.5% 2/15/2040	58,359	57,474
Ginnie Mae I Pool 4.5% 2/15/2040	202,576	199,393
Ginnie Mae I Pool 4.5% 2/15/2040	297,261	292,607
Ginnie Mae I Pool 4.5% 2/15/2040	22,654	22,309
Ginnie Mae I Pool 4.5% 2/15/2040	17,120	16,853
Ginnie Mae I Pool 4.5% 2/15/2040	273,635	269,055
Ginnie Mae I Pool 4.5% 2/15/2040	2,029	1,997
Ginnie Mae I Pool 4.5% 2/15/2041	65,365	64,277
Ginnie Mae I Pool 4.5% 3/15/2040	768,029	756,048
Ginnie Mae I Pool 4.5% 3/15/2040	3,614	3,558
Ginnie Mae I Pool 4.5% 3/15/2040	37,793	37,203
Ginnie Mae I Pool 4.5% 3/15/2040	13,010	12,803
Ginnie Mae I Pool 4.5% 3/15/2040	10,862	10,691
Ginnie Mae I Pool 4.5% 3/15/2041	3,061	3,011
Ginnie Mae I Pool 4.5% 3/15/2041	39,009	38,393
Ginnie Mae I Pool 4.5% 3/15/2041	140,286	137,935
Ginnie Mae I Pool 4.5% 3/15/2041	11,401	11,214
Ginnie Mae I Pool 4.5% 4/15/2040	149,328	146,969
Ginnie Mae I Pool 4.5% 4/15/2040	114,624	112,829
Ginnie Mae I Pool 4.5% 4/15/2040	26,499	26,054
Ginnie Mae I Pool 4.5% 4/15/2040	68,869	67,811
Ginnie Mae I Pool 4.5% 4/15/2040	25,915	25,479
Ginnie Mae I Pool 4.5% 4/15/2040	21,543	21,211
Ginnie Mae I Pool 4.5% 5/15/2039	59,584	58,672
Ginnie Mae I Pool 4.5% 5/15/2040	35,353	34,762
Ginnie Mae I Pool 4.5% 5/15/2040	403,772	397,439
Ginnie Mae I Pool 4.5% 5/15/2041	433	430
Ginnie Mae I Pool 4.5% 6/15/2039	196,432	193,487
Ginnie Mae I Pool 4.5% 6/15/2039	27,852	27,424
Ginnie Mae I Pool 4.5% 6/15/2039	187,621	184,734
Ginnie Mae I Pool 4.5% 6/15/2039	2,448	2,410
Ginnie Mae I Pool 4.5% 6/15/2039	1,806	1,778
Ginnie Mae I Pool 4.5% 6/15/2040	426,684	419,968
Ginnie Mae I Pool 4.5% 6/15/2040	196,069	193,010
Ginnie Mae I Pool 4.5% 6/15/2040	85,727	84,385
Ginnie Mae I Pool 4.5% 6/15/2040	18,314	18,025
Ginnie Mae I Pool 4.5% 6/15/2040	24,260	23,878
Ginnie Mae I Pool 4.5% 6/15/2040	162,840	160,281
Ginnie Mae I Pool 4.5% 6/15/2040	1,382,411	1,360,575
Ginnie Mae I Pool 4.5% 6/15/2040	9,544	9,395
Ginnie Mae I Pool 4.5% 6/15/2040	37,962	37,366
Ginnie Mae I Pool 4.5% 6/15/2040	226,998	223,451
Ginnie Mae I Pool 4.5% 6/15/2040	15,676	15,419
Ginnie Mae I Pool 4.5% 6/15/2041	283,338	278,672
Ginnie Mae I Pool 4.5% 7/15/2039	184,017	181,227
Ginnie Mae I Pool 4.5% 7/15/2039	6,032	5,938
Ginnie Mae I Pool 4.5% 7/15/2040	635,766	625,776
Ginnie Mae I Pool 4.5% 7/15/2040	30,113	29,643
Ginnie Mae I Pool 4.5% 7/15/2040	412,781	406,354
Ginnie Mae I Pool 4.5% 7/15/2040	19,819	19,505
Ginnie Mae I Pool 4.5% 7/15/2040	37,169	36,586
Ginnie Mae I Pool 4.5% 7/15/2040	34,117	33,581
Ginnie Mae I Pool 4.5% 7/15/2040	1,730	1,701
Ginnie Mae I Pool 4.5% 7/15/2040	10,192	10,032
Ginnie Mae I Pool 4.5% 7/15/2040	42,505	41,832
Ginnie Mae I Pool 4.5% 7/15/2040	24,952	24,545
Ginnie Mae I Pool 4.5% 7/15/2040	301,930	297,194
Ginnie Mae I Pool 4.5% 7/15/2040	8,332	8,200
Ginnie Mae I Pool 4.5% 7/15/2040	29,737	29,270
Ginnie Mae I Pool 4.5% 7/15/2040	1,270	1,250
Ginnie Mae I Pool 4.5% 8/15/2039	159,452	157,018
Ginnie Mae I Pool 4.5% 8/15/2039	838,145	825,327
Ginnie Mae I Pool 4.5% 8/15/2039	1,070,921	1,054,440
Ginnie Mae I Pool 4.5% 8/15/2039	28,495	28,054
Ginnie Mae I Pool 4.5% 8/15/2039	42,204	41,572
Ginnie Mae I Pool 4.5% 8/15/2039	340,868	335,571
Ginnie Mae I Pool 4.5% 8/15/2039	1,676,784	1,650,980
Ginnie Mae I Pool 4.5% 8/15/2040	108,321	106,610
Ginnie Mae I Pool 4.5% 8/15/2040	4,877	4,799
Ginnie Mae I Pool 4.5% 8/15/2040	18,820	18,511
Ginnie Mae I Pool 4.5% 8/15/2040	42,283	41,559
Ginnie Mae I Pool 4.5% 8/15/2040	2,782	2,741
Ginnie Mae I Pool 4.5% 8/15/2040	2,666	2,622
Ginnie Mae I Pool 4.5% 8/15/2040	12,812	12,612
Ginnie Mae I Pool 4.5% 8/15/2040	16,567	16,294
Ginnie Mae I Pool 4.5% 8/15/2041	33,003	32,489
Ginnie Mae I Pool 4.5% 9/15/2039	305,285	300,568
Ginnie Mae I Pool 4.5% 9/15/2039	4,015	3,952
Ginnie Mae I Pool 4.5% 9/15/2039	4,816	4,743
Ginnie Mae I Pool 4.5% 9/15/2039	150,900	148,578
Ginnie Mae I Pool 4.5% 9/15/2040	26,826	26,388
Ginnie Mae I Pool 4.5% 9/15/2040	45,787	45,068
Ginnie Mae I Pool 5% 1/15/2034	11,440	11,450
Ginnie Mae I Pool 5% 1/15/2040	3,624	3,634
Ginnie Mae I Pool 5% 1/15/2040	11,083	11,105
Ginnie Mae I Pool 5% 10/15/2033	6,276	6,281
Ginnie Mae I Pool 5% 10/15/2034	10,342	10,349
Ginnie Mae I Pool 5% 10/15/2039	22,057	22,111
Ginnie Mae I Pool 5% 10/15/2039	119,542	119,847
Ginnie Mae I Pool 5% 10/15/2039	40,325	40,427
Ginnie Mae I Pool 5% 10/15/2039	87,772	88,012
Ginnie Mae I Pool 5% 10/15/2039	69,021	69,192
Ginnie Mae I Pool 5% 11/15/2033	3,671	3,674
Ginnie Mae I Pool 5% 11/15/2039	112,103	112,420
Ginnie Mae I Pool 5% 11/15/2039	85,999	86,203
Ginnie Mae I Pool 5% 11/15/2039	45,604	45,730
Ginnie Mae I Pool 5% 11/15/2039	38,367	38,473
Ginnie Mae I Pool 5% 11/15/2039	8,302	8,321
Ginnie Mae I Pool 5% 11/15/2039	10,658	10,686
Ginnie Mae I Pool 5% 11/15/2040	39,778	39,887
Ginnie Mae I Pool 5% 11/15/2040	10,512	10,547
Ginnie Mae I Pool 5% 12/15/2032	1,285	1,286
Ginnie Mae I Pool 5% 12/15/2037	29,461	29,535
Ginnie Mae I Pool 5% 12/15/2038	13,549	13,578
Ginnie Mae I Pool 5% 12/15/2039	45,021	45,159
Ginnie Mae I Pool 5% 12/15/2039	53,188	53,329
Ginnie Mae I Pool 5% 12/15/2039	103,220	103,512
Ginnie Mae I Pool 5% 2/15/2039	1,512	1,516
Ginnie Mae I Pool 5% 2/15/2039	209,560	210,090
Ginnie Mae I Pool 5% 2/15/2040	9,295	9,322
Ginnie Mae I Pool 5% 3/15/2039	21,063	21,109
Ginnie Mae I Pool 5% 3/15/2040	19,169	19,216
Ginnie Mae I Pool 5% 3/15/2041	7,252	7,272
Ginnie Mae I Pool 5% 3/15/2041	86,738	87,022
Ginnie Mae I Pool 5% 3/15/2041	58,115	58,275
Ginnie Mae I Pool 5% 4/15/2033	10,914	10,922
Ginnie Mae I Pool 5% 4/15/2038	1,008	1,005
Ginnie Mae I Pool 5% 4/15/2039	18,348	18,391
Ginnie Mae I Pool 5% 4/15/2039	49,938	50,064
Ginnie Mae I Pool 5% 4/15/2040	1,301	1,304
Ginnie Mae I Pool 5% 4/15/2040	827,134	829,390
Ginnie Mae I Pool 5% 4/15/2040	51,156	51,307
Ginnie Mae I Pool 5% 4/15/2040	14,382	14,424
Ginnie Mae I Pool 5% 4/15/2040	9,421	9,448
Ginnie Mae I Pool 5% 4/15/2040	775,391	777,545
Ginnie Mae I Pool 5% 4/15/2040	4,887	4,902
Ginnie Mae I Pool 5% 4/15/2041	183,746	184,314
Ginnie Mae I Pool 5% 4/15/2041	14,054	14,099
Ginnie Mae I Pool 5% 4/15/2041	34,900	35,013
Ginnie Mae I Pool 5% 4/15/2041	5,707	5,723
Ginnie Mae I Pool 5% 4/20/2048	897,469	907,008
Ginnie Mae I Pool 5% 5/15/2039	136,574	136,922
Ginnie Mae I Pool 5% 5/15/2039	149,311	149,689
Ginnie Mae I Pool 5% 5/15/2039	18,816	18,863
Ginnie Mae I Pool 5% 5/15/2040	27,223	27,290
Ginnie Mae I Pool 5% 5/15/2040	44,916	45,042
Ginnie Mae I Pool 5% 5/15/2040	9,466	9,498
Ginnie Mae I Pool 5% 6/15/2033	850	850
Ginnie Mae I Pool 5% 6/15/2039	16,645	16,686
Ginnie Mae I Pool 5% 6/15/2039	2,856	2,864
Ginnie Mae I Pool 5% 6/15/2040	2,459,216	2,466,049
Ginnie Mae I Pool 5% 6/15/2040	45,866	46,019
Ginnie Mae I Pool 5% 6/15/2040	7,972	7,998
Ginnie Mae I Pool 5% 6/15/2040	69,394	69,594
Ginnie Mae I Pool 5% 6/15/2040	39,013	39,134
Ginnie Mae I Pool 5% 6/15/2040	4,918	4,933
Ginnie Mae I Pool 5% 6/15/2041	14,771	14,818
Ginnie Mae I Pool 5% 6/15/2041	14,438	14,477
Ginnie Mae I Pool 5% 6/15/2041	106,952	107,272
Ginnie Mae I Pool 5% 6/15/2041	3,223	3,231
Ginnie Mae I Pool 5% 7/15/2039	115,586	115,878
Ginnie Mae I Pool 5% 7/15/2039	235,482	236,070
Ginnie Mae I Pool 5% 7/15/2039	4,715	4,726
Ginnie Mae I Pool 5% 7/15/2040	52,693	52,854
Ginnie Mae I Pool 5% 7/15/2040	130,648	131,011
Ginnie Mae I Pool 5% 7/15/2040	8,179	8,202
Ginnie Mae I Pool 5% 7/15/2040	38,254	38,357
Ginnie Mae I Pool 5% 7/15/2040	40,123	40,240
Ginnie Mae I Pool 5% 7/15/2040	98,397	98,680
Ginnie Mae I Pool 5% 7/15/2040	57,087	57,248
Ginnie Mae I Pool 5% 7/15/2040	7,599	7,622
Ginnie Mae I Pool 5% 8/15/2039	24,774	24,843
Ginnie Mae I Pool 5% 8/15/2039	3,029	3,038
Ginnie Mae I Pool 5% 8/15/2039	15,930	15,972
Ginnie Mae I Pool 5% 8/15/2039	8,543	8,566
Ginnie Mae I Pool 5% 8/15/2039	15,868	15,909
Ginnie Mae I Pool 5% 8/15/2039	35,365	35,459
Ginnie Mae I Pool 5% 8/15/2039	84,919	85,140
Ginnie Mae I Pool 5% 8/15/2039	105,171	105,443
Ginnie Mae I Pool 5% 8/15/2039	2,210	2,216
Ginnie Mae I Pool 5% 8/15/2040	169,974	170,488
Ginnie Mae I Pool 5% 8/15/2040	162,913	163,381
Ginnie Mae I Pool 5% 8/15/2040	3,183	3,192
Ginnie Mae I Pool 5% 8/15/2040	187,276	187,829
Ginnie Mae I Pool 5% 8/15/2040	42,073	42,200
Ginnie Mae I Pool 5% 8/15/2041	3,434	3,444
Ginnie Mae I Pool 5% 9/15/2033	323	322
Ginnie Mae I Pool 5% 9/15/2037	6,022	6,038
Ginnie Mae I Pool 5% 9/15/2039	25,371	25,439
Ginnie Mae I Pool 5% 9/15/2039	11,080	11,111
Ginnie Mae I Pool 5% 9/15/2039	121,751	122,074
Ginnie Mae I Pool 5% 9/15/2039	667,140	668,825
Ginnie Mae I Pool 5% 9/15/2039	36,588	36,694
Ginnie Mae I Pool 5% 9/15/2039	42,025	42,134
Ginnie Mae I Pool 5% 9/15/2039	47,495	47,624
Ginnie Mae I Pool 5% 9/15/2039	93,190	93,437
Ginnie Mae I Pool 5% 9/15/2039	34,150	34,239
Ginnie Mae I Pool 5% 9/15/2039	23,487	23,549
Ginnie Mae I Pool 5% 9/15/2039	8,486	8,509
Ginnie Mae I Pool 5% 9/15/2039	5,604	5,619
Ginnie Mae I Pool 5% 9/15/2039	5,358	5,372
Ginnie Mae I Pool 5% 9/15/2040	18,493	18,546
Ginnie Mae I Pool 5% 9/15/2040	99,663	99,943
Ginnie Mae I Pool 5% 9/15/2040	66,581	66,779
Ginnie Mae I Pool 5% 9/15/2040	27,606	27,698
Ginnie Mae I Pool 5% 9/15/2041	1,762,788	1,767,511
Ginnie Mae I Pool 5.5% 1/15/2034	1,283	1,297
Ginnie Mae I Pool 5.5% 1/15/2039	7,578	7,699
Ginnie Mae I Pool 5.5% 10/15/2035	81,989	83,048
Ginnie Mae I Pool 5.5% 11/15/2033	833	842
Ginnie Mae I Pool 5.5% 12/15/2038	2,374	2,408
Ginnie Mae I Pool 5.5% 12/15/2038	372	377
Ginnie Mae I Pool 5.5% 3/15/2034	1,361	1,374
Ginnie Mae I Pool 5.5% 3/15/2034	4,941	4,995
Ginnie Mae I Pool 5.5% 3/15/2039	7,786	7,906
Ginnie Mae I Pool 5.5% 4/15/2034	1,050	1,061
Ginnie Mae I Pool 5.5% 4/15/2034	6,770	6,843
Ginnie Mae I Pool 5.5% 5/15/2034	20,502	20,749
Ginnie Mae I Pool 5.5% 5/15/2034	1,196	1,210
Ginnie Mae I Pool 5.5% 5/15/2034	6,100	6,168
Ginnie Mae I Pool 5.5% 5/15/2034	3,129	3,163
Ginnie Mae I Pool 5.5% 5/15/2034	1,662	1,682
Ginnie Mae I Pool 5.5% 5/15/2034	1,115	1,127
Ginnie Mae I Pool 5.5% 5/15/2039	59,903	60,847
Ginnie Mae I Pool 5.5% 6/15/2033	750	758
Ginnie Mae I Pool 5.5% 6/15/2039	1,825	1,844
Ginnie Mae I Pool 5.5% 6/15/2039	4,992	5,069
Ginnie Mae I Pool 5.5% 7/15/2033	4,432	4,482
Ginnie Mae I Pool 5.5% 7/15/2037	419	425
Ginnie Mae I Pool 5.5% 7/15/2038	1,250	1,269
Ginnie Mae I Pool 5.5% 7/15/2038	1,216	1,229
Ginnie Mae I Pool 5.5% 7/15/2039	49,637	50,420
Ginnie Mae I Pool 5.5% 8/15/2033	15,608	15,785
Ginnie Mae I Pool 5.5% 9/15/2039	353,983	359,546
Ginnie Mae I Pool 5.5% 9/15/2039	419,195	425,833
Ginnie Mae I Pool 6% 10/15/2030	26,064	26,516
Ginnie Mae I Pool 6% 10/15/2039	14,581	15,105
Ginnie Mae I Pool 6% 11/15/2037	3,295	3,402
Ginnie Mae I Pool 6% 11/15/2039	41,697	43,229
Ginnie Mae I Pool 6% 11/15/2039	3,503	3,624
Ginnie Mae I Pool 6% 11/15/2039	8,873	9,173
Ginnie Mae I Pool 6% 11/15/2039	15,871	16,434
Ginnie Mae I Pool 6% 11/15/2039	6,207	6,418
Ginnie Mae I Pool 6% 11/15/2039	22,255	23,067
Ginnie Mae I Pool 6% 11/15/2039	7,652	7,868
Ginnie Mae I Pool 6% 12/15/2034	3,949	4,053
Ginnie Mae I Pool 6% 5/15/2040	1,429,313	1,477,027
Ginnie Mae I Pool 6% 6/15/2036	168,522	173,254
Ginnie Mae I Pool 6.5% 10/15/2034	3,760	3,870
Ginnie Mae I Pool 6.5% 10/15/2034	528	542
Ginnie Mae I Pool 6.5% 10/15/2034	7,100	7,293
Ginnie Mae I Pool 6.5% 10/15/2034	10,077	10,347
Ginnie Mae I Pool 6.5% 10/15/2034	55,746	57,381
Ginnie Mae I Pool 6.5% 10/15/2035	34,658	35,777
Ginnie Mae I Pool 6.5% 10/15/2036	14,766	15,225
Ginnie Mae I Pool 6.5% 11/15/2034	14,181	14,484
Ginnie Mae I Pool 6.5% 2/15/2035	1,612	1,659
Ginnie Mae I Pool 6.5% 3/15/2035	1,519	1,555
Ginnie Mae I Pool 6.5% 6/15/2037	16,401	16,928
Ginnie Mae I Pool 6.5% 7/15/2035	3,828	3,942
Ginnie Mae I Pool 6.5% 8/15/2034	62,308	64,015
Ginnie Mae I Pool 6.5% 8/15/2034	1,387	1,417
Ginnie Mae I Pool 6.5% 8/15/2036	9,831	10,187
Ginnie Mae I Pool 6.5% 9/15/2034	185	190
Ginnie Mae I Pool 6.5% 9/15/2034	23,895	24,559
Ginnie Mae I Pool 6.5% 9/15/2035	1,068	1,087
Ginnie Mae I Pool 7% 1/15/2026	48	48
Ginnie Mae I Pool 7% 1/15/2027	152	153
Ginnie Mae I Pool 7% 1/15/2028	871	880
Ginnie Mae I Pool 7% 1/15/2028	752	761
Ginnie Mae I Pool 7% 1/15/2028	568	574
Ginnie Mae I Pool 7% 1/15/2028	212	214
Ginnie Mae I Pool 7% 1/15/2028	234	237
Ginnie Mae I Pool 7% 1/15/2028	746	753
Ginnie Mae I Pool 7% 1/15/2028	64	64
Ginnie Mae I Pool 7% 1/15/2028	405	407
Ginnie Mae I Pool 7% 1/15/2028	668	675
Ginnie Mae I Pool 7% 1/15/2028	1,210	1,219
Ginnie Mae I Pool 7% 1/15/2028	148	150
Ginnie Mae I Pool 7% 1/15/2028	2,338	2,353
Ginnie Mae I Pool 7% 1/15/2028	53	53
Ginnie Mae I Pool 7% 1/15/2028	740	747
Ginnie Mae I Pool 7% 1/15/2029	518	526
Ginnie Mae I Pool 7% 1/15/2029	122	124
Ginnie Mae I Pool 7% 1/15/2029	18	18
Ginnie Mae I Pool 7% 1/15/2029	1,020	1,034
Ginnie Mae I Pool 7% 1/15/2029	84	85
Ginnie Mae I Pool 7% 1/15/2029	1,781	1,811
Ginnie Mae I Pool 7% 1/15/2029	1,376	1,397
Ginnie Mae I Pool 7% 1/15/2029	703	714
Ginnie Mae I Pool 7% 1/15/2030	6,061	6,170
Ginnie Mae I Pool 7% 1/15/2030	612	622
Ginnie Mae I Pool 7% 1/15/2031	1,835	1,874
Ginnie Mae I Pool 7% 1/15/2031	3,341	3,421
Ginnie Mae I Pool 7% 1/15/2031	8,041	8,202
Ginnie Mae I Pool 7% 1/15/2031	169	173
Ginnie Mae I Pool 7% 1/15/2032	575	585
Ginnie Mae I Pool 7% 1/15/2032	11,293	11,574
Ginnie Mae I Pool 7% 10/15/2025	130	130
Ginnie Mae I Pool 7% 10/15/2026	737	740
Ginnie Mae I Pool 7% 10/15/2028	1,092	1,098
Ginnie Mae I Pool 7% 10/15/2028	5,682	5,763
Ginnie Mae I Pool 7% 10/15/2028	166	168
Ginnie Mae I Pool 7% 10/15/2028	1,054	1,068
Ginnie Mae I Pool 7% 10/15/2028	333	336
Ginnie Mae I Pool 7% 10/15/2028	87	88
Ginnie Mae I Pool 7% 10/15/2028	2,232	2,250
Ginnie Mae I Pool 7% 10/15/2028	4,679	4,743
Ginnie Mae I Pool 7% 10/15/2029	190	194
Ginnie Mae I Pool 7% 10/15/2029	1,267	1,291
Ginnie Mae I Pool 7% 10/15/2030	1,605	1,635
Ginnie Mae I Pool 7% 10/15/2030	901	921
Ginnie Mae I Pool 7% 10/15/2031	2,363	2,397
Ginnie Mae I Pool 7% 10/15/2031	1,303	1,337
Ginnie Mae I Pool 7% 10/15/2031	50	51
Ginnie Mae I Pool 7% 10/15/2031	1,896	1,945
Ginnie Mae I Pool 7% 10/15/2031	471	483
Ginnie Mae I Pool 7% 10/15/2031	353	362
Ginnie Mae I Pool 7% 10/15/2031	2,408	2,462
Ginnie Mae I Pool 7% 10/15/2031	9,551	9,804
Ginnie Mae I Pool 7% 10/15/2032	3,457	3,538
Ginnie Mae I Pool 7% 11/15/2027	160	162
Ginnie Mae I Pool 7% 11/15/2028	799	811
Ginnie Mae I Pool 7% 11/15/2028	675	685
Ginnie Mae I Pool 7% 11/15/2028	1,309	1,330
Ginnie Mae I Pool 7% 11/15/2028	754	762
Ginnie Mae I Pool 7% 11/15/2028	3,103	3,141
Ginnie Mae I Pool 7% 11/15/2029	5,050	5,151
Ginnie Mae I Pool 7% 11/15/2030	460	470
Ginnie Mae I Pool 7% 11/15/2031	5,999	6,113
Ginnie Mae I Pool 7% 11/15/2031	70	71
Ginnie Mae I Pool 7% 11/15/2031	4,971	5,096
Ginnie Mae I Pool 7% 11/15/2031	5,463	5,602
Ginnie Mae I Pool 7% 11/15/2031	848	870
Ginnie Mae I Pool 7% 11/15/2031	1,505	1,542
Ginnie Mae I Pool 7% 11/15/2032	2,452	2,509
Ginnie Mae I Pool 7% 12/15/2025	109	109
Ginnie Mae I Pool 7% 12/15/2026	46	46
Ginnie Mae I Pool 7% 12/15/2027	194	196
Ginnie Mae I Pool 7% 12/15/2027	145	146
Ginnie Mae I Pool 7% 12/15/2027	1,325	1,340
Ginnie Mae I Pool 7% 12/15/2027	494	499
Ginnie Mae I Pool 7% 12/15/2027	48	48
Ginnie Mae I Pool 7% 12/15/2027	1,742	1,762
Ginnie Mae I Pool 7% 12/15/2027	287	290
Ginnie Mae I Pool 7% 12/15/2028	61	61
Ginnie Mae I Pool 7% 12/15/2028	362	366
Ginnie Mae I Pool 7% 12/15/2028	1,817	1,846
Ginnie Mae I Pool 7% 12/15/2028	5,936	6,030
Ginnie Mae I Pool 7% 12/15/2028	929	944
Ginnie Mae I Pool 7% 12/15/2028	2,167	2,200
Ginnie Mae I Pool 7% 12/15/2028	1,047	1,060
Ginnie Mae I Pool 7% 12/15/2028	44	44
Ginnie Mae I Pool 7% 12/15/2028	165	167
Ginnie Mae I Pool 7% 12/15/2028	373	377
Ginnie Mae I Pool 7% 12/15/2030	2,375	2,430
Ginnie Mae I Pool 7% 12/15/2031	5,159	5,294
Ginnie Mae I Pool 7% 12/15/2031	8,548	8,763
Ginnie Mae I Pool 7% 12/15/2031	390	400
Ginnie Mae I Pool 7% 2/15/2026	14	14
Ginnie Mae I Pool 7% 2/15/2028	86	87
Ginnie Mae I Pool 7% 2/15/2028	64	65
Ginnie Mae I Pool 7% 2/15/2028	220	222
Ginnie Mae I Pool 7% 2/15/2028	861	869
Ginnie Mae I Pool 7% 2/15/2028	161	163
Ginnie Mae I Pool 7% 2/15/2028	1,220	1,230
Ginnie Mae I Pool 7% 2/15/2028	555	559
Ginnie Mae I Pool 7% 2/15/2028	5,820	5,893
Ginnie Mae I Pool 7% 2/15/2028	908	919
Ginnie Mae I Pool 7% 2/15/2028	1,128	1,138
Ginnie Mae I Pool 7% 2/15/2028	731	740
Ginnie Mae I Pool 7% 2/15/2028	103	105
Ginnie Mae I Pool 7% 2/15/2028	35	36
Ginnie Mae I Pool 7% 2/15/2028	2,610	2,639
Ginnie Mae I Pool 7% 2/15/2028	90	91
Ginnie Mae I Pool 7% 2/15/2028	338	342
Ginnie Mae I Pool 7% 2/15/2028	2,501	2,533
Ginnie Mae I Pool 7% 2/15/2029	381	387
Ginnie Mae I Pool 7% 2/15/2029	155	157
Ginnie Mae I Pool 7% 2/15/2029	389	392
Ginnie Mae I Pool 7% 2/15/2030	1,360	1,388
Ginnie Mae I Pool 7% 2/15/2032	14,085	14,469
Ginnie Mae I Pool 7% 2/15/2032	3,938	4,035
Ginnie Mae I Pool 7% 2/15/2032	13,199	13,388
Ginnie Mae I Pool 7% 2/15/2032	307	315
Ginnie Mae I Pool 7% 2/15/2032	1,382	1,403
Ginnie Mae I Pool 7% 2/15/2032	1,458	1,492
Ginnie Mae I Pool 7% 2/15/2032	3,912	4,013
Ginnie Mae I Pool 7% 2/15/2032	199	199
Ginnie Mae I Pool 7% 2/15/2032	907	930
Ginnie Mae I Pool 7% 3/15/2026	43	43
Ginnie Mae I Pool 7% 3/15/2028	226	229
Ginnie Mae I Pool 7% 3/15/2028	276	279
Ginnie Mae I Pool 7% 3/15/2028	390	395
Ginnie Mae I Pool 7% 3/15/2028	1,227	1,242
Ginnie Mae I Pool 7% 3/15/2028	673	679
Ginnie Mae I Pool 7% 3/15/2028	1,297	1,306
Ginnie Mae I Pool 7% 3/15/2028	1,132	1,145
Ginnie Mae I Pool 7% 3/15/2028	3,829	3,879
Ginnie Mae I Pool 7% 3/15/2028	215	218
Ginnie Mae I Pool 7% 3/15/2028	2,271	2,298
Ginnie Mae I Pool 7% 3/15/2028	1,107	1,119
Ginnie Mae I Pool 7% 3/15/2028	42	42
Ginnie Mae I Pool 7% 3/15/2029	1,107	1,126
Ginnie Mae I Pool 7% 3/15/2029	2,693	2,736
Ginnie Mae I Pool 7% 3/15/2029	291	294
Ginnie Mae I Pool 7% 3/15/2029	764	775
Ginnie Mae I Pool 7% 3/15/2029	213	215
Ginnie Mae I Pool 7% 3/15/2029	428	433
Ginnie Mae I Pool 7% 3/15/2031	660	676
Ginnie Mae I Pool 7% 3/15/2031	355	360
Ginnie Mae I Pool 7% 3/15/2031	921	943
Ginnie Mae I Pool 7% 3/15/2031	922	943
Ginnie Mae I Pool 7% 3/15/2031	68	70
Ginnie Mae I Pool 7% 3/15/2032	2,986	3,064
Ginnie Mae I Pool 7% 3/15/2032	76	78
Ginnie Mae I Pool 7% 3/15/2032	457	469
Ginnie Mae I Pool 7% 3/15/2032	336	345
Ginnie Mae I Pool 7% 3/15/2032	686	702
Ginnie Mae I Pool 7% 3/15/2032	2,415	2,481
Ginnie Mae I Pool 7% 3/15/2032	1,420	1,452
Ginnie Mae I Pool 7% 3/15/2032	5,566	5,717
Ginnie Mae I Pool 7% 4/15/2028	1,943	1,968
Ginnie Mae I Pool 7% 4/15/2028	583	588
Ginnie Mae I Pool 7% 4/15/2028	575	582
Ginnie Mae I Pool 7% 4/15/2028	59	60
Ginnie Mae I Pool 7% 4/15/2028	226	228
Ginnie Mae I Pool 7% 4/15/2028	949	962
Ginnie Mae I Pool 7% 4/15/2028	109	111
Ginnie Mae I Pool 7% 4/15/2028	733	742
Ginnie Mae I Pool 7% 4/15/2028	116	117
Ginnie Mae I Pool 7% 4/15/2028	3,813	3,861
Ginnie Mae I Pool 7% 4/15/2028	1,483	1,501
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	127	128
Ginnie Mae I Pool 7% 4/15/2028	108	108
Ginnie Mae I Pool 7% 4/15/2028	40	40
Ginnie Mae I Pool 7% 4/15/2028	219	221
Ginnie Mae I Pool 7% 4/15/2028	451	456
Ginnie Mae I Pool 7% 4/15/2029	2,657	2,700
Ginnie Mae I Pool 7% 4/15/2029	170	173
Ginnie Mae I Pool 7% 4/15/2029	300	305
Ginnie Mae I Pool 7% 4/15/2030	1,198	1,224
Ginnie Mae I Pool 7% 4/15/2031	665	680
Ginnie Mae I Pool 7% 4/15/2031	2,725	2,791
Ginnie Mae I Pool 7% 4/15/2031	6,444	6,596
Ginnie Mae I Pool 7% 4/15/2031	354	362
Ginnie Mae I Pool 7% 4/15/2031	1,574	1,612
Ginnie Mae I Pool 7% 4/15/2032	1,906	1,956
Ginnie Mae I Pool 7% 4/15/2032	722	741
Ginnie Mae I Pool 7% 4/15/2032	7,994	8,216
Ginnie Mae I Pool 7% 4/15/2032	1,389	1,427
Ginnie Mae I Pool 7% 4/15/2032	4,580	4,699
Ginnie Mae I Pool 7% 4/15/2032	3,118	3,202
Ginnie Mae I Pool 7% 4/15/2032	1,124	1,151
Ginnie Mae I Pool 7% 4/15/2032	1,281	1,312
Ginnie Mae I Pool 7% 4/15/2032	1,045	1,069
Ginnie Mae I Pool 7% 4/15/2032	2,993	3,062
Ginnie Mae I Pool 7% 4/15/2032	463	468
Ginnie Mae I Pool 7% 4/15/2032	777	795
Ginnie Mae I Pool 7% 4/15/2032	855	874
Ginnie Mae I Pool 7% 4/20/2032	135,991	140,459
Ginnie Mae I Pool 7% 5/15/2027	75	75
Ginnie Mae I Pool 7% 5/15/2028	991	1,001
Ginnie Mae I Pool 7% 5/15/2028	423	429
Ginnie Mae I Pool 7% 5/15/2028	80	81
Ginnie Mae I Pool 7% 5/15/2028	229	231
Ginnie Mae I Pool 7% 5/15/2028	162	164
Ginnie Mae I Pool 7% 5/15/2028	1,073	1,087
Ginnie Mae I Pool 7% 5/15/2028	220	222
Ginnie Mae I Pool 7% 5/15/2028	173	175
Ginnie Mae I Pool 7% 5/15/2028	1,778	1,793
Ginnie Mae I Pool 7% 5/15/2028	1,799	1,821
Ginnie Mae I Pool 7% 5/15/2028	212	215
Ginnie Mae I Pool 7% 5/15/2029	1,169	1,190
Ginnie Mae I Pool 7% 5/15/2029	436	443
Ginnie Mae I Pool 7% 5/15/2030	965	981
Ginnie Mae I Pool 7% 5/15/2031	1,921	1,965
Ginnie Mae I Pool 7% 5/15/2031	3,631	3,720
Ginnie Mae I Pool 7% 5/15/2031	446	453
Ginnie Mae I Pool 7% 5/15/2031	944	957
Ginnie Mae I Pool 7% 5/15/2032	1,186	1,216
Ginnie Mae I Pool 7% 5/15/2032	31	32
Ginnie Mae I Pool 7% 5/15/2032	982	1,010
Ginnie Mae I Pool 7% 5/15/2032	12,566	12,915
Ginnie Mae I Pool 7% 5/15/2032	967	994
Ginnie Mae I Pool 7% 5/15/2032	76	78
Ginnie Mae I Pool 7% 5/15/2032	1,112	1,143
Ginnie Mae I Pool 7% 5/15/2032	1,298	1,324
Ginnie Mae I Pool 7% 5/15/2032	127	130
Ginnie Mae I Pool 7% 5/15/2032	291	299
Ginnie Mae I Pool 7% 5/15/2032	1,485	1,524
Ginnie Mae I Pool 7% 5/15/2032	1,963	1,992
Ginnie Mae I Pool 7% 5/15/2032	4,220	4,339
Ginnie Mae I Pool 7% 5/15/2032	892	912
Ginnie Mae I Pool 7% 5/15/2032	94	96
Ginnie Mae I Pool 7% 5/15/2032	4,100	4,198
Ginnie Mae I Pool 7% 5/15/2032	4,444	4,548
Ginnie Mae I Pool 7% 5/15/2032	337	346
Ginnie Mae I Pool 7% 5/15/2032	1,705	1,746
Ginnie Mae I Pool 7% 6/15/2028	1,181	1,194
Ginnie Mae I Pool 7% 6/15/2028	554	560
Ginnie Mae I Pool 7% 6/15/2028	193	196
Ginnie Mae I Pool 7% 6/15/2028	1,973	1,996
Ginnie Mae I Pool 7% 6/15/2028	12	12
Ginnie Mae I Pool 7% 6/15/2028	2,089	2,115
Ginnie Mae I Pool 7% 6/15/2028	824	833
Ginnie Mae I Pool 7% 6/15/2028	398	403
Ginnie Mae I Pool 7% 6/15/2028	322	327
Ginnie Mae I Pool 7% 6/15/2028	248	250
Ginnie Mae I Pool 7% 6/15/2028	98	99
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	227	230
Ginnie Mae I Pool 7% 6/15/2028	3,899	3,949
Ginnie Mae I Pool 7% 6/15/2028	18	18
Ginnie Mae I Pool 7% 6/15/2028	790	799
Ginnie Mae I Pool 7% 6/15/2028	2,995	3,034
Ginnie Mae I Pool 7% 6/15/2028	649	659
Ginnie Mae I Pool 7% 6/15/2028	571	579
Ginnie Mae I Pool 7% 6/15/2028	1,334	1,353
Ginnie Mae I Pool 7% 6/15/2028	547	554
Ginnie Mae I Pool 7% 6/15/2028	167	168
Ginnie Mae I Pool 7% 6/15/2028	44	45
Ginnie Mae I Pool 7% 6/15/2029	1,330	1,354
Ginnie Mae I Pool 7% 6/15/2029	597	608
Ginnie Mae I Pool 7% 6/15/2029	372	379
Ginnie Mae I Pool 7% 6/15/2029	21	21
Ginnie Mae I Pool 7% 6/15/2029	422	429
Ginnie Mae I Pool 7% 6/15/2030	1,445	1,459
Ginnie Mae I Pool 7% 6/15/2031	2,560	2,621
Ginnie Mae I Pool 7% 6/15/2031	3,700	3,792
Ginnie Mae I Pool 7% 6/15/2031	88	90
Ginnie Mae I Pool 7% 6/15/2031	3,300	3,384
Ginnie Mae I Pool 7% 6/15/2031	1,022	1,024
Ginnie Mae I Pool 7% 6/15/2031	19,965	20,400
Ginnie Mae I Pool 7% 6/15/2032	2,247	2,301
Ginnie Mae I Pool 7% 6/15/2032	475	484
Ginnie Mae I Pool 7% 6/15/2032	658	675
Ginnie Mae I Pool 7% 6/15/2032	2,875	2,955
Ginnie Mae I Pool 7% 6/15/2032	866	890
Ginnie Mae I Pool 7% 6/15/2032	4,074	4,178
Ginnie Mae I Pool 7% 6/15/2032	2,603	2,665
Ginnie Mae I Pool 7% 6/15/2032	16,155	16,607
Ginnie Mae I Pool 7% 6/15/2032	25,159	25,863
Ginnie Mae I Pool 7% 6/15/2032	6,719	6,907
Ginnie Mae I Pool 7% 6/15/2032	2,683	2,754
Ginnie Mae I Pool 7% 6/15/2032	35	35
Ginnie Mae I Pool 7% 6/15/2032	5,378	5,515
Ginnie Mae I Pool 7% 6/15/2032	4,083	4,200
Ginnie Mae I Pool 7% 6/15/2032	1,551	1,590
Ginnie Mae I Pool 7% 6/15/2032	7,779	7,993
Ginnie Mae I Pool 7% 6/15/2032	1,049	1,075
Ginnie Mae I Pool 7% 6/15/2032	25,698	26,398
Ginnie Mae I Pool 7% 6/15/2032	399	409
Ginnie Mae I Pool 7% 6/15/2032	3,654	3,734
Ginnie Mae I Pool 7% 6/15/2032	11,360	11,634
Ginnie Mae I Pool 7% 7/15/2028	360	364
Ginnie Mae I Pool 7% 7/15/2028	1,118	1,134
Ginnie Mae I Pool 7% 7/15/2028	2,325	2,355
Ginnie Mae I Pool 7% 7/15/2028	376	382
Ginnie Mae I Pool 7% 7/15/2028	502	505
Ginnie Mae I Pool 7% 7/15/2028	175	177
Ginnie Mae I Pool 7% 7/15/2028	1,403	1,422
Ginnie Mae I Pool 7% 7/15/2028	512	518
Ginnie Mae I Pool 7% 7/15/2028	892	905
Ginnie Mae I Pool 7% 7/15/2028	140	141
Ginnie Mae I Pool 7% 7/15/2028	535	540
Ginnie Mae I Pool 7% 7/15/2028	730	737
Ginnie Mae I Pool 7% 7/15/2028	383	387
Ginnie Mae I Pool 7% 7/15/2028	452	458
Ginnie Mae I Pool 7% 7/15/2028	90	92
Ginnie Mae I Pool 7% 7/15/2028	219	220
Ginnie Mae I Pool 7% 7/15/2028	2,452	2,481
Ginnie Mae I Pool 7% 7/15/2028	282	285
Ginnie Mae I Pool 7% 7/15/2028	12	12
Ginnie Mae I Pool 7% 7/15/2028	42	42
Ginnie Mae I Pool 7% 7/15/2028	2,628	2,657
Ginnie Mae I Pool 7% 7/15/2028	222	224
Ginnie Mae I Pool 7% 7/15/2028	374	379
Ginnie Mae I Pool 7% 7/15/2028	62	63
Ginnie Mae I Pool 7% 7/15/2029	2,073	2,101
Ginnie Mae I Pool 7% 7/15/2029	807	821
Ginnie Mae I Pool 7% 7/15/2029	1,662	1,691
Ginnie Mae I Pool 7% 7/15/2029	845	859
Ginnie Mae I Pool 7% 7/15/2029	152	154
Ginnie Mae I Pool 7% 7/15/2029	34	35
Ginnie Mae I Pool 7% 7/15/2030	1,414	1,436
Ginnie Mae I Pool 7% 7/15/2031	238	243
Ginnie Mae I Pool 7% 7/15/2031	5,676	5,814
Ginnie Mae I Pool 7% 7/15/2031	5,598	5,742
Ginnie Mae I Pool 7% 7/15/2031	890	910
Ginnie Mae I Pool 7% 7/15/2031	3,953	4,045
Ginnie Mae I Pool 7% 7/15/2031	1,621	1,656
Ginnie Mae I Pool 7% 7/15/2031	30	31
Ginnie Mae I Pool 7% 7/15/2031	41	42
Ginnie Mae I Pool 7% 7/15/2032	186	191
Ginnie Mae I Pool 7% 7/15/2032	3,859	3,951
Ginnie Mae I Pool 7% 7/15/2032	3,297	3,377
Ginnie Mae I Pool 7% 7/15/2032	140	144
Ginnie Mae I Pool 7% 7/15/2032	15,133	15,545
Ginnie Mae I Pool 7% 7/15/2032	2,349	2,416
Ginnie Mae I Pool 7% 7/15/2032	1,721	1,762
Ginnie Mae I Pool 7% 7/15/2032	5,830	5,941
Ginnie Mae I Pool 7% 7/15/2032	15,978	16,376
Ginnie Mae I Pool 7% 7/15/2032	219	225
Ginnie Mae I Pool 7% 7/15/2032	2,980	3,066
Ginnie Mae I Pool 7% 7/15/2032	1,763	1,806
Ginnie Mae I Pool 7% 8/15/2025	11	11
Ginnie Mae I Pool 7% 8/15/2025	43	43
Ginnie Mae I Pool 7% 8/15/2025	23	23
Ginnie Mae I Pool 7% 8/15/2025	86	86
Ginnie Mae I Pool 7% 8/15/2028	1,302	1,317
Ginnie Mae I Pool 7% 8/15/2028	155	157
Ginnie Mae I Pool 7% 8/15/2029	1,771	1,794
Ginnie Mae I Pool 7% 8/15/2029	267	269
Ginnie Mae I Pool 7% 8/15/2029	40	41
Ginnie Mae I Pool 7% 8/15/2029	24	24
Ginnie Mae I Pool 7% 8/15/2029	429	435
Ginnie Mae I Pool 7% 8/15/2031	89	91
Ginnie Mae I Pool 7% 8/15/2031	866	888
Ginnie Mae I Pool 7% 8/15/2031	92	94
Ginnie Mae I Pool 7% 8/15/2031	798	818
Ginnie Mae I Pool 7% 8/15/2031	4,786	4,908
Ginnie Mae I Pool 7% 8/15/2031	2,938	3,014
Ginnie Mae I Pool 7% 8/15/2031	236	242
Ginnie Mae I Pool 7% 8/15/2031	216	221
Ginnie Mae I Pool 7% 8/15/2031	1,367	1,402
Ginnie Mae I Pool 7% 8/15/2032	756	776
Ginnie Mae I Pool 7% 8/15/2032	836	857
Ginnie Mae I Pool 7% 8/15/2032	2,497	2,549
Ginnie Mae I Pool 7% 8/15/2032	1,463	1,504
Ginnie Mae I Pool 7% 8/15/2032	916	942
Ginnie Mae I Pool 7% 8/15/2032	509	514
Ginnie Mae I Pool 7% 8/15/2032	1,465	1,503
Ginnie Mae I Pool 7% 8/15/2032	4,229	4,332
Ginnie Mae I Pool 7% 9/15/2025	28	28
Ginnie Mae I Pool 7% 9/15/2027	151	152
Ginnie Mae I Pool 7% 9/15/2028	990	1,003
Ginnie Mae I Pool 7% 9/15/2028	370	373
Ginnie Mae I Pool 7% 9/15/2028	2,345	2,376
Ginnie Mae I Pool 7% 9/15/2028	336	339
Ginnie Mae I Pool 7% 9/15/2028	441	447
Ginnie Mae I Pool 7% 9/15/2028	97	98
Ginnie Mae I Pool 7% 9/15/2028	1,934	1,961
Ginnie Mae I Pool 7% 9/15/2028	280	283
Ginnie Mae I Pool 7% 9/15/2028	197	199
Ginnie Mae I Pool 7% 9/15/2028	521	525
Ginnie Mae I Pool 7% 9/15/2028	1,593	1,615
Ginnie Mae I Pool 7% 9/15/2028	262	265
Ginnie Mae I Pool 7% 9/15/2028	276	280
Ginnie Mae I Pool 7% 9/15/2029	483	493
Ginnie Mae I Pool 7% 9/15/2029	17	17
Ginnie Mae I Pool 7% 9/15/2030	297	297
Ginnie Mae I Pool 7% 9/15/2030	2,445	2,501
Ginnie Mae I Pool 7% 9/15/2031	4,581	4,699
Ginnie Mae I Pool 7% 9/15/2031	2,976	3,053
Ginnie Mae I Pool 7% 9/15/2031	3,653	3,746
Ginnie Mae I Pool 7% 9/15/2031	11,130	11,349
Ginnie Mae I Pool 7% 9/15/2031	1,945	1,994
Ginnie Mae I Pool 7% 9/15/2031	132	135
Ginnie Mae I Pool 7% 9/15/2031	1,380	1,413
Ginnie Mae I Pool 7% 9/15/2031	534	545
Ginnie Mae I Pool 7% 9/15/2031	5,483	5,624
Ginnie Mae I Pool 7% 9/15/2031	396	406
Ginnie Mae I Pool 7% 9/15/2031	44	45
Ginnie Mae I Pool 7.5% 1/15/2026	334	335
Ginnie Mae I Pool 7.5% 1/15/2026	113	113
Ginnie Mae I Pool 7.5% 1/15/2027	27	27
Ginnie Mae I Pool 7.5% 1/15/2028	1,514	1,540
Ginnie Mae I Pool 7.5% 1/15/2031	268	278
Ginnie Mae I Pool 7.5% 1/15/2031	846	875
Ginnie Mae I Pool 7.5% 10/15/2025	73	73
Ginnie Mae I Pool 7.5% 10/15/2025	19	19
Ginnie Mae I Pool 7.5% 10/15/2027	271	276
Ginnie Mae I Pool 7.5% 10/15/2027	189	192
Ginnie Mae I Pool 7.5% 10/15/2027	2,022	2,063
Ginnie Mae I Pool 7.5% 10/15/2027	167	170
Ginnie Mae I Pool 7.5% 10/15/2027	735	748
Ginnie Mae I Pool 7.5% 10/15/2027	259	263
Ginnie Mae I Pool 7.5% 10/15/2027	2,631	2,683
Ginnie Mae I Pool 7.5% 10/15/2027	451	457
Ginnie Mae I Pool 7.5% 10/15/2027	244	249
Ginnie Mae I Pool 7.5% 10/15/2027	232	236
Ginnie Mae I Pool 7.5% 10/15/2027	1,955	1,994
Ginnie Mae I Pool 7.5% 10/15/2027	396	405
Ginnie Mae I Pool 7.5% 10/15/2027	3,892	3,947
Ginnie Mae I Pool 7.5% 10/15/2028	429	439
Ginnie Mae I Pool 7.5% 10/15/2028	200	205
Ginnie Mae I Pool 7.5% 11/15/2025	534	536
Ginnie Mae I Pool 7.5% 11/15/2025	484	486
Ginnie Mae I Pool 7.5% 11/15/2025	130	130
Ginnie Mae I Pool 7.5% 11/15/2025	34	34
Ginnie Mae I Pool 7.5% 11/15/2025	126	126
Ginnie Mae I Pool 7.5% 11/15/2025	50	51
Ginnie Mae I Pool 7.5% 11/15/2025	369	370
Ginnie Mae I Pool 7.5% 11/15/2025	1,547	1,548
Ginnie Mae I Pool 7.5% 11/15/2025	224	225
Ginnie Mae I Pool 7.5% 11/15/2025	44	44
Ginnie Mae I Pool 7.5% 11/15/2025	85	85
Ginnie Mae I Pool 7.5% 11/15/2025	81	82
Ginnie Mae I Pool 7.5% 11/15/2027	164	166
Ginnie Mae I Pool 7.5% 11/15/2027	146	149
Ginnie Mae I Pool 7.5% 11/15/2027	237	241
Ginnie Mae I Pool 7.5% 11/15/2027	53	53
Ginnie Mae I Pool 7.5% 11/15/2029	254	263
Ginnie Mae I Pool 7.5% 12/15/2026	5	6
Ginnie Mae I Pool 7.5% 12/15/2027	277	278
Ginnie Mae I Pool 7.5% 12/15/2027	81	82
Ginnie Mae I Pool 7.5% 12/15/2027	752	761
Ginnie Mae I Pool 7.5% 12/15/2027	211	215
Ginnie Mae I Pool 7.5% 12/15/2027	178	180
Ginnie Mae I Pool 7.5% 12/15/2027	1,355	1,384
Ginnie Mae I Pool 7.5% 12/15/2027	33	33
Ginnie Mae I Pool 7.5% 12/15/2027	1,074	1,094
Ginnie Mae I Pool 7.5% 12/15/2027	849	867
Ginnie Mae I Pool 7.5% 12/15/2027	155	157
Ginnie Mae I Pool 7.5% 12/15/2028	259	263
Ginnie Mae I Pool 7.5% 2/15/2027	352	357
Ginnie Mae I Pool 7.5% 2/15/2027	187	190
Ginnie Mae I Pool 7.5% 3/15/2026	41	41
Ginnie Mae I Pool 7.5% 3/15/2026	89	89
Ginnie Mae I Pool 7.5% 3/15/2027	119	121
Ginnie Mae I Pool 7.5% 3/15/2028	1,013	1,037
Ginnie Mae I Pool 7.5% 3/15/2031	2,797	2,911
Ginnie Mae I Pool 7.5% 4/15/2026	55	55
Ginnie Mae I Pool 7.5% 4/15/2027	283	287
Ginnie Mae I Pool 7.5% 4/15/2027	67	68
Ginnie Mae I Pool 7.5% 4/15/2027	380	385
Ginnie Mae I Pool 7.5% 4/15/2027	604	613
Ginnie Mae I Pool 7.5% 4/15/2027	105	107
Ginnie Mae I Pool 7.5% 4/15/2027	282	287
Ginnie Mae I Pool 7.5% 4/15/2027	223	227
Ginnie Mae I Pool 7.5% 4/15/2027	1,703	1,724
Ginnie Mae I Pool 7.5% 4/15/2028	108	111
Ginnie Mae I Pool 7.5% 4/15/2028	9	9
Ginnie Mae I Pool 7.5% 4/15/2028	121	121
Ginnie Mae I Pool 7.5% 5/15/2027	213	217
Ginnie Mae I Pool 7.5% 5/15/2027	23	24
Ginnie Mae I Pool 7.5% 5/15/2027	134	136
Ginnie Mae I Pool 7.5% 5/15/2027	874	885
Ginnie Mae I Pool 7.5% 6/15/2027	467	473
Ginnie Mae I Pool 7.5% 6/15/2027	104	105
Ginnie Mae I Pool 7.5% 6/15/2027	137	138
Ginnie Mae I Pool 7.5% 6/15/2027	790	803
Ginnie Mae I Pool 7.5% 6/15/2027	123	125
Ginnie Mae I Pool 7.5% 6/15/2027	132	134
Ginnie Mae I Pool 7.5% 6/15/2027	103	103
Ginnie Mae I Pool 7.5% 6/15/2027	317	322
Ginnie Mae I Pool 7.5% 6/15/2027	3,060	3,103
Ginnie Mae I Pool 7.5% 6/15/2029	246	248
Ginnie Mae I Pool 7.5% 6/15/2029	311	311
Ginnie Mae I Pool 7.5% 7/15/2025	1	1
Ginnie Mae I Pool 7.5% 7/15/2027	3,040	3,095
Ginnie Mae I Pool 7.5% 7/15/2027	85	86
Ginnie Mae I Pool 7.5% 7/15/2027	222	225
Ginnie Mae I Pool 7.5% 7/15/2027	1,577	1,597
Ginnie Mae I Pool 7.5% 7/15/2027	1,080	1,100
Ginnie Mae I Pool 7.5% 7/15/2027	132	134
Ginnie Mae I Pool 7.5% 7/15/2027	1,470	1,494
Ginnie Mae I Pool 7.5% 7/15/2027	550	557
Ginnie Mae I Pool 7.5% 7/15/2027	247	250
Ginnie Mae I Pool 7.5% 7/15/2027	752	765
Ginnie Mae I Pool 7.5% 7/15/2028	5,148	5,275
Ginnie Mae I Pool 7.5% 7/15/2029	831	853
Ginnie Mae I Pool 7.5% 7/15/2029	1,730	1,786
Ginnie Mae I Pool 7.5% 8/15/2025	2	2
Ginnie Mae I Pool 7.5% 8/15/2025	5	5
Ginnie Mae I Pool 7.5% 8/15/2027	437	442
Ginnie Mae I Pool 7.5% 8/15/2027	185	189
Ginnie Mae I Pool 7.5% 8/15/2027	206	210
Ginnie Mae I Pool 7.5% 8/15/2027	1,672	1,703
Ginnie Mae I Pool 7.5% 8/15/2027	47	47
Ginnie Mae I Pool 7.5% 8/15/2027	243	247
Ginnie Mae I Pool 7.5% 8/15/2027	2,112	2,151
Ginnie Mae I Pool 7.5% 8/15/2027	160	162
Ginnie Mae I Pool 7.5% 8/15/2027	31	31
Ginnie Mae I Pool 7.5% 8/15/2027	746	759
Ginnie Mae I Pool 7.5% 8/15/2028	412	422
Ginnie Mae I Pool 7.5% 8/15/2028	2,564	2,631
Ginnie Mae I Pool 7.5% 8/15/2028	1,107	1,136
Ginnie Mae I Pool 7.5% 8/15/2028	190	192
Ginnie Mae I Pool 7.5% 8/15/2029	204	210
Ginnie Mae I Pool 7.5% 9/15/2025	17	17
Ginnie Mae I Pool 7.5% 9/15/2025	569	571
Ginnie Mae I Pool 7.5% 9/15/2025	49	49
Ginnie Mae I Pool 7.5% 9/15/2025	131	131
Ginnie Mae I Pool 7.5% 9/15/2025	2	2
Ginnie Mae I Pool 7.5% 9/15/2027	328	335
Ginnie Mae I Pool 7.5% 9/15/2027	164	167
Ginnie Mae I Pool 7.5% 9/15/2027	6,175	6,286
Ginnie Mae I Pool 7.5% 9/15/2027	308	310
Ginnie Mae I Pool 7.5% 9/15/2027	7	7
Ginnie Mae I Pool 7.5% 9/15/2027	262	263
Ginnie Mae I Pool 7.5% 9/15/2028	2,071	2,109
Ginnie Mae I Pool 7.5% 9/15/2028	3,046	3,125
Ginnie Mae I Pool 7.5% 9/15/2031	6,455	6,681
Ginnie Mae I Pool 8% 1/15/2028	1,795	1,826
Ginnie Mae I Pool 8% 10/15/2025	32	32
Ginnie Mae I Pool 8% 10/15/2029	485	497
Ginnie Mae I Pool 8% 11/15/2027	420	427
Ginnie Mae I Pool 8% 12/15/2027	2,574	2,613
Ginnie Mae I Pool 8% 12/15/2027	372	372
Ginnie Mae I Pool 8% 12/15/2027	663	671
Ginnie Mae I Pool 8% 12/15/2027	743	753
Ginnie Mae I Pool 8% 12/15/2027	1,990	2,022
Ginnie Mae I Pool 8% 12/15/2027	304	308
Ginnie Mae I Pool 8% 4/15/2026	149	149
Ginnie Mae I Pool 8% 6/15/2025	30	30
Ginnie Mae I Pool 8% 6/15/2025	5	5
Ginnie Mae I Pool 8% 6/15/2025	11	11
Ginnie Mae I Pool 8% 6/15/2025	21	21
Ginnie Mae I Pool 8% 6/15/2025	14	14
Ginnie Mae I Pool 8% 7/15/2025	9	9
Ginnie Mae I Pool 8% 7/15/2025	78	79
Ginnie Mae I Pool 8% 7/15/2027	704	714
Ginnie Mae I Pool 8% 8/15/2025	533	533
Ginnie Mae I Pool 8% 8/15/2025	20	20
Ginnie Mae I Pool 8% 8/15/2025	6	6
Ginnie Mae I Pool 8% 8/15/2025	186	186
Ginnie Mae I Pool 8% 8/15/2025	97	97
Ginnie Mae I Pool 8% 8/15/2025	37	37
Ginnie Mae I Pool 8% 8/15/2027	228	230
Ginnie Mae I Pool 8% 8/15/2027	353	357
Ginnie Mae I Pool 8% 9/15/2025	30	30
Ginnie Mae I Pool 8% 9/15/2026	55	55
Ginnie Mae I Pool 8% 9/15/2029	230	235
Ginnie Mae I Pool 8.5% 1/15/2031	7,837	8,107
Ginnie Mae I Pool 8.5% 10/15/2028	461	468
Ginnie Mae I Pool 8.5% 11/15/2027	232	237
Ginnie Mae I Pool 8.5% 11/15/2027	277	281
Ginnie Mae I Pool 8.5% 12/15/2029	453	465
Ginnie Mae I Pool 8.5% 7/15/2030	1,133	1,169
Ginnie Mae I Pool 8.5% 8/15/2029	661	676
Ginnie Mae II Pool 2% 1/1/2055 (f)	288,275,000	237,241,331
Ginnie Mae II Pool 2% 1/20/2051	51,527,017	42,442,969
Ginnie Mae II Pool 2% 10/20/2050	78,847,801	64,910,230
Ginnie Mae II Pool 2% 11/20/2050	30,019,884	24,713,405
Ginnie Mae II Pool 2% 12/1/2054 (f)	481,250,000	395,677,734
Ginnie Mae II Pool 2% 12/20/2050	31,233,272	25,707,425
Ginnie Mae II Pool 2% 12/20/2051	119,526	98,342
Ginnie Mae II Pool 2% 2/20/2051	65,903,104	54,243,408
Ginnie Mae II Pool 2% 4/20/2051	2,413,664	1,985,125
Ginnie Mae II Pool 2.5% 11/20/2051	6,928,640	5,927,505
Ginnie Mae II Pool 2.5% 12/1/2054 (f)	169,800,000	145,179,000
Ginnie Mae II Pool 2.5% 12/20/2051	22,746,837	19,460,094
Ginnie Mae II Pool 2.5% 6/20/2051	11,166,372	9,554,662
Ginnie Mae II Pool 2.5% 6/20/2052	19,813,535	16,947,535
Ginnie Mae II Pool 2.5% 7/20/2051	48,047,325	41,112,361
Ginnie Mae II Pool 2.5% 8/20/2053	213,352	182,875
Ginnie Mae II Pool 3% 1/1/2055 (f)	248,400,000	220,348,263
Ginnie Mae II Pool 3% 1/20/2032	3,728,407	3,590,101
Ginnie Mae II Pool 3% 1/20/2043	4,141,224	3,754,919
Ginnie Mae II Pool 3% 10/20/2031	1,208,195	1,164,103
Ginnie Mae II Pool 3% 10/20/2043	54,199	49,024
Ginnie Mae II Pool 3% 11/20/2031	1,303,441	1,255,477
Ginnie Mae II Pool 3% 12/1/2054 (f)	469,025,000	415,819,977
Ginnie Mae II Pool 3% 12/20/2031	1,977,394	1,904,642
Ginnie Mae II Pool 3% 12/20/2042	58,309	52,883
Ginnie Mae II Pool 3% 2/20/2031	160,979	155,568
Ginnie Mae II Pool 3% 3/20/2031	330,883	319,651
Ginnie Mae II Pool 3% 4/20/2031	1,239,258	1,196,779
Ginnie Mae II Pool 3% 5/20/2031	2,571,669	2,482,672
Ginnie Mae II Pool 3% 7/20/2031	34,121	32,919
Ginnie Mae II Pool 3% 8/20/2031	396,150	382,062
Ginnie Mae II Pool 3% 8/20/2042	8,135	7,384
Ginnie Mae II Pool 3% 9/20/2031	159,043	153,338
Ginnie Mae II Pool 3.5% 1/1/2055 (f)	165,700,000	151,550,778
Ginnie Mae II Pool 3.5% 1/20/2042	5,207	4,872
Ginnie Mae II Pool 3.5% 1/20/2044	8,200	7,633
Ginnie Mae II Pool 3.5% 10/20/2040	2,129	1,995
Ginnie Mae II Pool 3.5% 10/20/2041	3,627	3,393
Ginnie Mae II Pool 3.5% 11/20/2041	342,495	320,495
Ginnie Mae II Pool 3.5% 11/20/2043	3,233	3,011
Ginnie Mae II Pool 3.5% 11/20/2054	22,000,000	20,107,298
Ginnie Mae II Pool 3.5% 12/1/2054 (f)	143,700,000	131,362,004
Ginnie Mae II Pool 3.5% 12/20/2041	7,037,480	6,585,502
Ginnie Mae II Pool 3.5% 2/20/2043	106,529	99,396
Ginnie Mae II Pool 3.5% 3/20/2043	106,240	99,127
Ginnie Mae II Pool 3.5% 4/20/2043	136,257	127,112
Ginnie Mae II Pool 3.5% 4/20/2046	185,274	171,998
Ginnie Mae II Pool 3.5% 5/20/2043	6,182,235	5,740,588
Ginnie Mae II Pool 3.5% 5/20/2046	66,404	61,605
Ginnie Mae II Pool 3.5% 5/20/2046	256,684	238,131
Ginnie Mae II Pool 3.5% 8/20/2043	3,707	3,455
Ginnie Mae II Pool 3.5% 9/20/2043	805,740	750,732
Ginnie Mae II Pool 4% 1/20/2041	951,864	912,651
Ginnie Mae II Pool 4% 1/20/2042	493,488	472,567
Ginnie Mae II Pool 4% 1/20/2046	99,253	94,434
Ginnie Mae II Pool 4% 10/20/2040	544,317	521,973
Ginnie Mae II Pool 4% 10/20/2041	5,453,175	5,223,082
Ginnie Mae II Pool 4% 11/20/2040	6,230,878	5,974,638
Ginnie Mae II Pool 4% 11/20/2041	21,373	20,469
Ginnie Mae II Pool 4% 2/20/2041	138,213	132,505
Ginnie Mae II Pool 4% 3/20/2041	571,238	547,636
Ginnie Mae II Pool 4% 3/20/2047	415,977	395,391
Ginnie Mae II Pool 4% 4/20/2042	128,475	122,983
Ginnie Mae II Pool 4% 4/20/2043	2,823	2,702
Ginnie Mae II Pool 4% 4/20/2047	27,522,953	26,160,853
Ginnie Mae II Pool 4% 5/20/2046	1,930,515	1,836,784
Ginnie Mae II Pool 4% 6/20/2042	8,454	8,090
Ginnie Mae II Pool 4% 7/20/2033	2,270	2,206
Ginnie Mae II Pool 4% 8/20/2041	64,572	61,859
Ginnie Mae II Pool 4% 8/20/2043	423,805	404,897
Ginnie Mae II Pool 4% 8/20/2048	4,844,240	4,596,932
Ginnie Mae II Pool 4% 9/20/2040	2,788,170	2,673,622
Ginnie Mae II Pool 4.5% 1/20/2041	618,039	610,439
Ginnie Mae II Pool 4.5% 10/20/2035	5,818	5,755
Ginnie Mae II Pool 4.5% 10/20/2039	6,293	6,085
Ginnie Mae II Pool 4.5% 10/20/2040	130,158	128,563
Ginnie Mae II Pool 4.5% 10/20/2040	93,372	90,261
Ginnie Mae II Pool 4.5% 11/20/2040	173,738	171,604
Ginnie Mae II Pool 4.5% 11/20/2040	37,130	35,860
Ginnie Mae II Pool 4.5% 12/1/2054 (f)	115,050,000	111,023,250
Ginnie Mae II Pool 4.5% 12/20/2039	35,308	34,146
Ginnie Mae II Pool 4.5% 12/20/2040	19,323	18,666
Ginnie Mae II Pool 4.5% 2/20/2041	2,231,222	2,203,754
Ginnie Mae II Pool 4.5% 2/20/2041	1,876	1,812
Ginnie Mae II Pool 4.5% 3/20/2036	44,792	44,297
Ginnie Mae II Pool 4.5% 3/20/2041	148,265	146,440
Ginnie Mae II Pool 4.5% 4/20/2035	2,235	2,211
Ginnie Mae II Pool 4.5% 4/20/2040	16,618	16,061
Ginnie Mae II Pool 4.5% 4/20/2041	1,024,202	1,011,576
Ginnie Mae II Pool 4.5% 5/20/2040	156,076	154,175
Ginnie Mae II Pool 4.5% 5/20/2041	3,163,121	3,124,081
Ginnie Mae II Pool 4.5% 5/20/2042	3,092	3,054
Ginnie Mae II Pool 4.5% 6/20/2033	24,978	24,731
Ginnie Mae II Pool 4.5% 6/20/2039	6,981	6,753
Ginnie Mae II Pool 4.5% 6/20/2040	16,233	15,700
Ginnie Mae II Pool 4.5% 6/20/2041	2,988,943	2,951,968
Ginnie Mae II Pool 4.5% 7/20/2039	1,644	1,612
Ginnie Mae II Pool 4.5% 7/20/2040	251,726	248,647
Ginnie Mae II Pool 4.5% 7/20/2040	1,428	1,381
Ginnie Mae II Pool 4.5% 8/20/2040	29,352	28,992
Ginnie Mae II Pool 4.5% 9/20/2040	1,372,340	1,355,525
Ginnie Mae II Pool 5% 12/1/2054 (f)	136,200,000	134,284,688
Ginnie Mae II Pool 5% 9/20/2033	1,067,717	1,071,747
Ginnie Mae II Pool 5.5% 1/1/2055 (f)	116,100,000	116,168,023
Ginnie Mae II Pool 5.5% 12/1/2054 (f)	308,850,000	309,260,184
Ginnie Mae II Pool 6% 1/1/2055 (f)	360,950,000	364,446,703
Ginnie Mae II Pool 6% 11/20/2031	29,940	30,575
Ginnie Mae II Pool 6% 12/1/2054 (f)	592,250,000	598,450,147
Ginnie Mae II Pool 6% 5/20/2032	143,925	147,257
Ginnie Mae II Pool 6.5% 1/1/2055 (f)	49,100,000	49,899,795
Ginnie Mae II Pool 6.5% 1/20/2032	1,329	1,364
Ginnie Mae II Pool 6.5% 11/20/2031	5,290	5,431
Ginnie Mae II Pool 6.5% 12/1/2054 (f)	132,650,000	134,867,749
Ginnie Mae II Pool 6.5% 3/20/2031	6,626	6,788
Ginnie Mae II Pool 6.5% 4/20/2031	869	889
Ginnie Mae II Pool 6.5% 6/20/2031	799	818
Ginnie Mae II Pool 6.5% 7/20/2031	945	969
Ginnie Mae II Pool 6.5% 8/20/2031	998	1,023
Ginnie Mae II Pool 7% 2/20/2032	41,451	42,859
Ginnie Mae II Pool 7% 3/20/2032	20,484	21,187
Uniform Mortgage Backed Securities 2% 1/1/2055 (f)	481,425,000	386,437,585
Uniform Mortgage Backed Securities 2% 12/1/2039 (f)	23,850,000	21,384,878
Uniform Mortgage Backed Securities 2% 12/1/2054 (f)	1,021,625,000	819,055,970
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (f)	99,325,000	83,153,648
Uniform Mortgage Backed Securities 3% 1/1/2055 (f)	5,000,000	4,360,156
Uniform Mortgage Backed Securities 3% 12/1/2054 (f)	40,400,000	35,201,655
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (f)	162,200,000	146,981,082
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (f)	61,450,000	59,020,808
Uniform Mortgage Backed Securities 5% 12/1/2039 (f)	31,300,000	31,366,024
Uniform Mortgage Backed Securities 6% 12/1/2054 (f)	201,700,000	204,126,693
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (f)	8,700,000	8,906,965
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (f)	149,925,000	153,509,137
TOTAL UNITED STATES		10,869,197,927
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,156,391,635)		10,869,197,927

U.S. Treasury Obligations - 41.8%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	238,590,000	162,921,554
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	262,696,736
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	311,610,000	220,573,625
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	517,650,000	319,204,017
US Treasury Bonds 2.25% 2/15/2052	2.28 to 2.47	336,840,000	220,064,413
US Treasury Bonds 2.875% 5/15/2052	3.41	83,620,000	62,790,128
US Treasury Bonds 3% 2/15/2047	1.15 to 1.19	557,997,000	437,613,505
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	140,055,398
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	174,296,876
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	130,851,563
US Treasury Bonds 4.125% 8/15/2044 (s)	4.58 to 4.65	59,080,000	56,236,774
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	774,455,240
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	449,203,000	438,744,993
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.06	101,000,000	98,774,844
US Treasury Bonds 4.5% 11/15/2054	4.38 to 4.39	125,610,000	128,239,959
US Treasury Bonds 4.625% 5/15/2044	4.21 to 4.60	32,000,000	32,594,999
US Treasury Notes 1.125% 8/31/2028	1.07	150,720,000	135,165,226
US Treasury Notes 1.25% 5/31/2028	1.27 to 1.28	429,352,000	389,536,308
US Treasury Notes 2.5% 3/31/2027	2.44	118,000,000	113,731,718
US Treasury Notes 2.625% 7/31/2029	2.68 to 2.80	30,000,000	28,134,375
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	545,773,000	495,374,275
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	533,566,914
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.36	250,000,000	239,462,890
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	943,124
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	609,000,000	580,738,594
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	243,400,000	237,105,827
US Treasury Notes 3.625% 8/31/2029	3.44	357,000,000	349,887,889
US Treasury Notes 3.625% 9/30/2031	3.62 to 3.63	297,610,000	288,681,700
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	92,851,367
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	371,162,108
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.33	282,336,000	275,950,353
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	257,640,000	251,058,174
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,264,443,750
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	472,762,502
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	12,833,987
US Treasury Notes 4% 7/31/2029	3.78	100,000,000	99,583,270
US Treasury Notes 4% 7/31/2030 (o)	4.05 to 4.06	500,000,000	497,070,310
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	191,000,000	190,910,469
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	950,000,000	948,664,063
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	468,109,690
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	174,892,813
US Treasury Notes 4.25% 11/15/2034	4.20 to 4.30	325,000,000	326,472,656
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	381,500,000	383,958,886
US Treasury Notes 4.25% 6/30/2029	4.42 to 4.43	300,000,000	301,868,010
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	587,589,845
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.51	16,320,000	16,541,850
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	460,318,361
US Treasury Notes 4.5% 5/31/2029	4.28	19,230,000	19,544,741
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	283,611,561
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.83	475,000,000	493,554,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,305,578,527)			15,046,196,918

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.64	738,142,297	738,289,926
Fidelity Securities Lending Cash Central Fund (t)(u)	4.64	47,856,547	47,861,332
TOTAL MONEY MARKET FUNDS (Cost $786,145,045)			786,151,258

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	42,800,000	613,524
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,200,000	2,882,502
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	46,700,000	1,699,370
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	51,200,000	1,903,131
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	28,900,000	367,081
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	29,300,000	1,089,944
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	59,800,000	2,267,242
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	34,500,000	1,288,625
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	27,900,000	314,307
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	54,000,000	2,197,619
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	26,400,000	1,117,569
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	36,000,000	1,933,052
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	39,800,000	1,435,478

TOTAL PUT SWAPTIONS			19,109,444
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	42,800,000	794,205
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,200,000	691,641
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	46,700,000	2,023,080
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	51,200,000	2,178,027
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	28,900,000	584,502
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	29,300,000	1,237,185
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	59,800,000	2,471,958
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	34,500,000	1,454,204
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	27,900,000	626,477
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	54,000,000	1,950,733
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	26,400,000	917,298
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	36,000,000	510,802
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	39,800,000	1,746,916

TOTAL CALL SWAPTIONS			17,187,028
TOTAL PURCHASED SWAPTIONS (Cost $40,312,946)			36,296,472

TOTAL INVESTMENT IN SECURITIES - 114.8% (Cost $43,390,518,630)	41,285,216,506
NET OTHER ASSETS (LIABILITIES) - (14.8)%	(5,296,466,706)
NET ASSETS - 100.0%	35,988,749,800

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(288,275,000)	(237,016,102)
Ginnie Mae II Pool 3% 12/1/2054	(390,950,000)	(346,601,609)
Ginnie Mae II Pool 3.5% 12/1/2054	(165,700,000)	(151,473,097)
Ginnie Mae II Pool 5.5% 12/1/2054	(257,050,000)	(257,391,388)
Ginnie Mae II Pool 6% 12/1/2054	(506,000,000)	(511,297,213)
Ginnie Mae II Pool 6.5% 12/1/2054	(98,200,000)	(99,841,786)
Uniform Mortgage Backed Securities 2% 12/1/2039	(23,850,000)	(21,384,878)
Uniform Mortgage Backed Securities 2% 12/1/2054	(714,250,000)	(572,627,653)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(99,325,000)	(83,153,648)
Uniform Mortgage Backed Securities 3% 12/1/2054	(61,100,000)	(53,238,147)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(170,100,000)	(154,139,840)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(61,450,000)	(59,020,808)
Uniform Mortgage Backed Securities 5% 12/1/2039	(30,200,000)	(30,263,704)
Uniform Mortgage Backed Securities 5% 12/1/2054	(93,800,000)	(92,033,924)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(182,700,000)	(182,443,087)
Uniform Mortgage Backed Securities 6% 12/1/2054	(109,000,000)	(110,311,401)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(20,675,000)	(21,169,261)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,983,407,546)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,953,052,282)		(2,983,407,546)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,101	Mar 2025	455,979,938	6,209,652	6,209,652
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4,105	Mar 2025	846,078,984	2,358,262	2,358,262
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,951	Mar 2025	425,133,773	3,482,619	3,482,619
CBOT Long Term U.S. Treasury Bond Contracts (United States)	648	Mar 2025	77,436,000	2,076,756	2,076,756

TOTAL PURCHASED					14,127,289

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,094	Mar 2025	232,826,625	(2,562,145)	(2,562,145)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	270	Mar 2025	29,052,422	(240,862)	(240,862)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	36	Mar 2025	4,578,750	(176,268)	(176,268)

TOTAL SOLD					(2,979,275)

TOTAL FUTURES CONTRACTS					11,148,014
The notional amount of futures purchased as a percentage of Net Assets is 5.1%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	810,000	125,305	(210,452)	(85,147)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,160,000	488,843	(901,783)	(412,940)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	216,576	(411,513)	(194,937)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	7,550,000	1,167,965	(2,186,421)	(1,018,456)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,240,000	191,825	(299,854)	(108,029)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,230,000	190,278	(291,717)	(101,439)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,020,000	157,791	(258,060)	(100,269)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,350,000	154,707	(191,207)	(36,500)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	1,770,000	273,814	(529,421)	(255,607)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	3,270,000	505,860	(912,710)	(406,850)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	2,610,000	403,760	(722,281)	(318,521)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	620,336	(1,002,216)	(381,880)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	375,914	(575,479)	(199,565)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,650,000	564,645	(891,677)	(327,032)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,450,000	379,008	(601,477)	(222,469)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,500,000	386,743	(584,238)	(197,495)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	247,516	(363,874)	(116,358)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	5,244	(30,715)	(25,471)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,970,000	304,754	(475,860)	(171,106)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	3,760,000	581,662	(904,851)	(323,189)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	4,580,000	708,514	(1,190,582)	(482,068)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	2,650,000	409,948	(748,267)	(338,319)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,190,000	184,090	(262,452)	(78,362)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	3,700,000	572,380	(822,016)	(249,636)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	97,459	(171,138)	(73,679)

TOTAL BUY PROTECTION							9,314,937	(15,540,261)	(6,225,324)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,200,000	(228,183)	295,695	67,512
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(5,244)	66,658	61,414
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,900,000	(78,368)	154,046	75,678
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,800,000	(255,842)	366,591	110,749
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	36,225,000	(626,207)	903,023	276,816
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	20,225,000	(260,682)	404,719	144,037
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,000,000	(242,012)	285,264	43,252
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	8,300,000	(106,980)	105,217	(1,763)

TOTAL SELL PROTECTION							(1,803,518)	2,581,213	777,695
TOTAL CREDIT DEFAULT SWAPS							7,511,419	(12,959,048)	(5,447,629)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	314,595,000	5,330,425	0	5,330,425
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	67,323,000	1,505,344	0	1,505,344
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	287,582,000	6,752,908	0	6,752,908
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	35,109,000	984,961	0	984,961
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	152,813,000	6,076,141	0	6,076,141
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	10,838,000	(503,860)	0	(503,860)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	69,252,000	3,674,480	0	3,674,480
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	4,871,000	(412,802)	0	(412,802)
TOTAL INTEREST RATE SWAPS							23,407,597	0	23,407,597

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,838,117,933 or 16.2% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $305,673 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Level 3 security
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $25,039,274.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,451,383.
(p)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,173,716.

(q)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,890,055.

(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security is on loan at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	501,967,787	2,552,596,417	2,316,274,278	9,118,011	-	-	738,289,926	1.4%
Fidelity Securities Lending Cash Central Fund	-	1,917,331,295	1,869,469,963	154,840	-	-	47,861,332	0.2%
Total	501,967,787	4,469,927,712	4,185,744,241	9,272,851	-	-	786,151,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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